             As filed with the Securities and Exchange Commission on

                                 April 24, 2002
                           -------------------------

                        Registration No. 333-
                                             ------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

                         PRE-EFFECTIVE AMENDMENT NO.____
                        POST-EFFECTIVE AMENDMENT NO. ____
                        (Check appropriate box or boxes)


                                Fifth Third Funds
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-282-5706
                        (Area Code and Telephone Number)

                                3435 Stelzer Road
                               Columbus, OH 43219
                    (Address of Principal Executive Offices)

                                 ---------------

                             ALAN G. PRIEST, ESQUIRE
                                  Ropes & Gray
                               One Franklin Square
                       1301 K Street, N.W., Suite 800 East
                             Washington, D.C. 20005
                     (Name and address of Agent for Service)

                                 ---------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on May 23, 2002 pursuant to Rule 488.

Title of securities being offered:  Units of beneficial interest.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                        IMPORTANT SHAREHOLDER INFORMATION

                                Fifth Third Funds
                        Fifth Third Large Cap Growth Fund

         The document you hold in your hands contains your Combined Prospectus/Proxy Statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, you tell us how to vote on your behalf on important issues relating to your Fifth Third Large Cap Growth Fund ("Large Cap Growth Fund"). If you simply sign the proxy without specifying a vote, your shares will be voted in accordance with the recommendations of the Board of Trustees of Fifth Third Funds.

         We urge you to spend a few minutes with the Combined Prospectus/Proxy Statement, fill out your proxy card, and return it to us (or vote by telephone or the Internet). By voting your proxy, and doing so promptly, you enable Fifth Third Funds to avoid conducting additional mailings.

         Please take a few moments to exercise your right to vote. Thank you.

         The Combined Prospectus/Proxy Statement constitutes the Proxy Statement of Fifth Third Funds for the meeting of shareholders of the Large Cap Growth Fund. It also constitutes the Prospectus of the Fifth Third Large Cap Core Fund* ("Large Cap Core Fund") which is to issue units of beneficial interest ("Shares") to be distributed to Large Cap Growth Fund shareholders in connection with the proposed reorganization of the Large Cap Growth Fund with and into the Large Cap Core Fund. The Trustees of Fifth Third Funds are recommending that shareholders of the Large Cap Growth Fund approve a reorganization in which the Large Cap Growth Fund will transfer all of its assets to the Large Cap Core Fund in return for Institutional, Investment A, Investment B and Investment C Shares of the Large Cap Core Fund. At the same time, the Large Cap Core Fund will assume all of the liabilities of the Large Cap Growth Fund. After the transfer, Shares of the Large Cap Core Fund will be distributed to the Large Cap Growth Fund's shareholders tax-free in liquidation of the Large Cap Growth Fund. As a result of these transactions, your Shares of the Large Cap Growth Fund will, in effect, be exchanged at net asset value and on a tax-free basis for Shares of the Large Cap Core Fund. This transaction will not result in recognition of any gain or loss for federal income tax purposes. Large Cap Growth Fund shareholders holding Institutional, Investment A, Investment B or Investment C Shares, will receive Institutional, Investment A, Investment B or Investment C Shares, respectively, of the Large Cap Core Fund.

* Currently named Fifth Third Large Cap Value Fund, to be renamed Fifth Third Large Cap Core Fund effective July 22, 2002

                                Fifth Third Funds
                        Fifth Third Large Cap Growth Fund
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                                                    May 30, 2002

Dear Fifth Third Large Cap Growth Fund Shareholders:

         Enclosed you will find several documents being provided to you in connection with a special meeting of the shareholders of the Fifth Third Large Cap Growth Fund ("Large Cap Growth Fund") to be held on July 12, 2002 at 10:00 a.m. at the offices of Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263. We hope this material will receive your immediate attention and that, if you cannot attend the meeting in person, you will vote your proxy promptly.

         The Board of Trustees of Fifth Third Funds (the "Board" or "Trustees") unanimously recommends that shareholders of the Large Cap Growth Fund approve a reorganization in which the Large Cap Growth Fund will transfer all of its assets to the Fifth Third Large Cap Core Fund* ("Large Cap Core Fund") in return for Institutional, Investment A, Investment B and Investment C Shares of the Large Cap Core Fund. At the same time, the Large Cap Core Fund will assume all of the liabilities of the Large Cap Growth Fund. After the transfer, Shares of the Large Cap Core Fund will be distributed to the Large Cap Growth Fund's shareholders in complete liquidation of the Large Cap Growth Fund. As a result of these transactions, your Shares of the Large Cap Growth Fund will, in effect, be exchanged at net asset value and on a tax-free basis for Shares of the Large Cap Core Fund. Large Cap Growth Fund shareholders holding Institutional, Investment A, Investment B or Investment C Shares, will receive Institutional, Investment A, Investment B or Investment C Shares, respectively, of the Large Cap Core Fund.

         Fifth Third Asset Management Inc. has advised the Fifth Third Board that it believes that the above-described transaction offers the shareholders of the Large Cap Growth Fund the opportunity to pursue similar investment objectives more effectively and with resulting economies of scale and potentially lower expense ratios over time.

         The Trustees believe that the proposed combination of the Large Cap Growth Fund with the Large Cap Core Fund is in the best interests of the Large Cap Growth Fund and its shareholders and recommend that you vote in favor of such proposal.

         The Notice of Special Meeting of shareholders, the accompanying Combined Prospectus/Proxy Statement, and the form of proxy are enclosed. Please read them carefully. If you are unable to attend the meeting in person, we urge you to sign, date, and return the proxy card (or vote by telephone or the Internet) so that your Shares may be voted in accordance with your instructions.

         Since the meeting is less than seven weeks away, we urge you to give the enclosed material your prompt attention so as to avoid the expense of additional mailings.

         Your vote is important to us. Thank you for taking the time to consider this important proposal.

                                       Sincerely yours,


                                       Jeffrey C. Cusick
                                       President
                                       Fifth Third Funds

* Currently named Fifth Third Large Cap Value Fund, to be renamed Fifth Third Large Cap Core Fund effective July 22, 2002.

                                FIFTH THIRD FUNDS
                        Fifth Third Large Cap Growth Fund

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of the Fifth Third Large Cap Growth Fund:

     NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of the Fifth Third Large Cap Growth Fund ("Large Cap Growth Fund"), separate series of Fifth Third Funds, will be held at Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 on July 12, 2002 at 10:00 a.m. Eastern time, for the following purposes:

     1. To consider and act upon a Plan of Reorganization ("Reorganization Plan") adopted by Fifth Third Funds providing for the transfer of all of the assets of the Large Cap Growth Fund to the Fifth Third Large Cap Core Fund* ("Large Cap Core Fund") in exchange for Institutional, Investment A, Investment B and Investment C Shares (collectively, "Shares") of the Large Cap Core Fund and the assumption by the Large Cap Core Fund of all of the liabilities of the Large Cap Growth Fund, followed by the dissolution and liquidation of the Large Cap Growth Fund, and the distribution of Shares of the Large Cap Core Fund to the shareholders of the Large Cap Growth Fund;

     2. To transact such other business as may properly come before the Meeting or any adjournment or adjournments thereof.

     The proposed transaction is described in the attached Combined Prospectus/Proxy Statement. A copy of the Reorganization Plan is appended as Appendix A thereto.

     Pursuant to instructions of the Board of Trustees of Fifth Third Funds, the close of business on April 26, 2002, has been designated as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting.

     Shareholders are requested to promptly vote by telephone or the Internet or to execute and return promptly in the enclosed envelope the accompanying proxy card which is being solicited by Fifth Third Funds' Board of Trustees. This is important to ensure a quorum at the special meeting. Proxies may be revoked at any time before they are exercised by submitting to Fifth Third Funds a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.

                            By Order of the Trustees

                            Rodney L. Ruehle
                            Secretary
                            Fifth Third Funds

Columbus, Ohio
May 30, 2002

* Currently named Fifth Third Large Cap Value Fund, to be renamed Fifth Third Large Cap Core Fund effective July 22, 2002.

                           Prospectus/Proxy Statement

                                  May 30, 2002

                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-282-5706

                       COMBINED PROSPECTUS/PROXY STATEMENT

         This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the holders of units of beneficial interest ("Shares") of Fifth Third Large Cap Growth Fund ("Large Cap Growth Fund"), for use at a Special Meeting of shareholders to approve the reorganization of the Large Cap Growth Fund with and into the Fifth Third Large Cap Core Fund* ("Large Cap Core Fund"). Large Cap Growth shareholders of record on April 26, 2002 are entitled to receive notice of and to vote at the Meeting. The reorganization contemplates the transfer of all the assets and liabilities of the Large Cap Growth Fund to the Large Cap Core Fund (collectively with the Large Cap Growth Fund, the "Funds") in exchange for Shares of the Large Cap Core Fund, followed by the dissolution and liquidation of the Large Cap Growth Fund, and the distribution of Large Cap Core Fund Shares to shareholders of the Large Cap Growth Fund (the "Transaction"). As a result of the Transaction, each shareholder of the Large Cap Growth Fund will receive a number of full and fractional Shares of the Large Cap Core Fund equal in value at the date of the exchange to the net asset value of the Large Cap Growth Fund shares transferred by each shareholder to the Large Cap Core Fund. The Transaction will not result in a recognition of any gain or loss for federal income tax purposes. Large Cap Growth Fund shareholders holding Institutional, Investment A, Investment B or Investment C Shares, will receive Institutional, Investment A, Investment B or Investment C Shares, respectively, of the Large Cap Core Fund.

         Both the Large Cap Growth Fund and the Large Cap Core Fund are portfolios ("series") of Fifth Third Funds, which is an open end management investment company consisting of 32 separate funds.

         This Combined Prospectus/Proxy Statement explains concisely what you should know before investing in the Large Cap Core Fund. Please read it carefully and keep it for future reference. The current Statement of Additional Information of Fifth Third Funds for the Funds dated October 29, 2001 ("Fifth Third Statement of Additional Information"), has been filed with the Securities and Exchange Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. The Fifth Third Statement of Additional Information may be obtained, without charge, by writing to Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219 or by calling 1-800-282-5706. In addition, a Statement of Additional Information dated May 30, 2002, relating to the Transaction described in this Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is also incorporated by reference into this Combined Prospectus/Proxy Statement. Such Statement of Additional Information may be obtained, without charge, by writing Fifth Third Funds at the above-listed address or by calling 1-800-282-5706. Fifth Third Funds will furnish, without charge, a copy of the Annual Report dated July 31, 2001 and the Semi-Annual Report dated January 31, 2002 to a shareholder upon written request to Fifth Third Funds at the above-listed address or by calling 1-800-282-5706.

         Investment Advisor -- Fifth Third Asset Management Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

         Administrator - Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

         Distributor - Fifth Third Funds Distributor, Inc, 3435 Stelzer Road, Columbus, Ohio 43219.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund Shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a deposit or an obligation of Fifth Third Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

* Currently named Fifth Third Large Cap Value Fund, to be renamed Fifth Third Large Cap Core Fund effective July 22, 2002.

No person has been authorized to give any information or to make any representations not contained in this Combined Prospectus/Proxy Statement in connection with the offering made by this Combined Prospectus/Proxy Statement and, if given or made, such information or representations must not be relied upon as having been authorized by Fifth Third Funds. This Combined Prospectus/Proxy Statement does not constitute an offering by Fifth Third Funds in any jurisdiction in which such offering may not lawfully be made.

May 30, 2002

                                TABLE OF CONTENTS
                                -----------------

PROPOSAL (1) APPROVAL OF PLAN OF REORGANIZATION

FEE TABLES

SYNOPSIS OF PROSPECTUS

PRINCIPAL RISK FACTORS

INFORMATION ABOUT THE TRANSACTION

VOTING INFORMATION

INTEREST OF CERTAIN PERSON IN THE TRANSACTION

                                  PROPOSAL (1)

                                   APPROVAL OF
                             PLAN OF REORGANIZATION

         At a meeting held on April 10, 2002, the Trustees of Fifth Third Funds unanimously approved a Plan of Reorganization ("Reorganization Plan") pursuant to which the Large Cap Growth Fund would be merged with and into the Large Cap Core Fund on or about July 22, 2002 ("the Exchange Date"). On the Exchange Date, the Large Cap Growth Fund will transfer all of its assets and liabilities to the Large Cap Core Fund in exchange for Shares of the Large Cap Core Fund having an aggregate net asset value equal to the aggregate value of the net assets acquired from the Large Cap Growth Fund. The assets and liabilities of the Large Cap Growth Fund and the Large Cap Core Fund will be valued as of the close of trading on the New York Stock Exchange on the business day next preceding the Exchange Date. Following the transfer, the Large Cap Growth Fund will be dissolved and Shares of the Large Cap Core Fund received by the Large Cap Growth Fund will be distributed to Large Cap Growth Fund shareholders in liquidation of the Large Cap Growth Fund. As a result of the proposed Transaction, shareholders of the Large Cap Growth Fund will receive a number of full and fractional Shares equal in value at the date of the exchange to the value of the net assets of the Large Cap Growth Fund transferred to the Large Cap Core Fund attributable to the shareholder (based on the proportion of the outstanding Shares of the Large Cap Growth Fund owned at the time by the shareholder). The Transaction will not result in any gain or loss for federal income tax purposes. All Large Cap Growth Fund shareholders will receive Shares of the Fifth Third class (Institutional, Investment A, Investment B or Investment C) that corresponds to the class of Large Cap Growth Fund Shares that they hold (Institutional, Investment A, Investment B or Investment C, respectively).

         For the reasons set forth below under "Reasons for the Proposed Reorganization," the Trustees of Fifth Third Funds, including Trustees of Fifth Third Funds who are not "interested persons" of Fifth Third Funds as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), unanimously concluded that participation in the proposed Transaction is in the best interests of the Large Cap Growth Fund, the Large Cap Core Fund and their respective existing shareholders. In reaching this conclusion, the Trustees considered, among other things: (1) the continuation of all services currently provided to shareholders of the Large Cap Growth Fund; (2) the compatibility of the objectives, policies, restrictions and investment portfolios of the Large Cap Core Fund with those of the Large Cap Growth Fund;
(3) the projected expense ratios of the Large Cap Core Fund compared to the Large Cap Growth Fund; (4) the investment management efficiencies that may be gained; (5) the potential economies of scale which could be realized as a result of the increase in size of the Large Cap Core Fund; (6) the qualifications and experience of Fifth Third Asset Management Inc.; (7) the recommendation of Fifth Third Asset Management Inc. in favor of the Transaction; (8) the fact that the Transaction will not result in a recognition of any gain or loss for federal income tax purposes; (9) the fact that any indirect Federal income tax consequences of the Transaction to the shareholders of the Large Cap Growth Fund will not outweigh the potential benefits of the Transaction; and (10) that the economic interests of shareholders of the Large Cap Growth Fund and the Large Cap Core Fund will not be diluted as a result of the proposed Transaction.

         Large Cap Growth Fund shareholders who do not wish to be reorganized into the Large Cap Core Fund and have their Fund shares exchanged for shares of the Large Cap Core Fund should redeem their shares prior to the consummation of the reorganization. If you redeem your shares you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

                                    FEE TABLE

         A fee table showing the current fees as of July 31, 2001 for each Fund, as well as the pro forma fees annualized after the reorganization and after fee waivers and/or expense reimbursement, are below.

                                                    Fifth Third                                     Fifth Third
                                               Large Cap Growth Fund                            Large Cap Core Fund*
                                               ---------------------                            -------------------

                                              Investment  Investment   Investment                Investment  Investment  Investment
                                Institutional     A            B           C       Institutional     A           B           C
                                -------------     -            -           -       -------------     -           -           -
Shareholder Fees (fees paid
directly from your investment)

   Maximum Sales Charge (Load)
   Imposed on Purchases (as a
     percentage of offering
     price)                         None        4.50%       None         None        None          4.50%       None        None

   Maximum Sales Charge on
     Reinvested Dividends           None        None        None         None        None          None        None        None

   Maximum Deferred Sales
     Load                           None        None        5.00%/1/     1.00%/2/    None          None        5.00%/1/    1.00%/2/

Annual Fund Operating
Expenses
 (as a percentage of
 average net assets)
   Management Fees                  0.70%/1/    0.70%/1/    0.70%/1/     0.70%/1/    0.70%/1/      0.70%/1/    0.70%/1/    0.70%/1/

   Distribution/Service
     (12b-1) Fees                   None        0.25%       1.00%        0.75%       None          0.25%       1.00%       0.75%

   Other Expenses/3/                0.26%/3/    0.26%       0.26%        0.51%       0.27%/3/      0.27%       0.27%       0.52%

     Total Annual Fund              0.96%       1.21%       1.96%/4/     1.96%/4/    0.97%         1.22%       1.97%/4/    1.97%/4/
     Operating Expenses

     Fee Waiver and/or              0.02%/5/    0.02%/5/    ----         ----        0.05%/5/      0.05%/5/    ----        ----
     Expense Reimbursement

     Net Expenses                   0.94%       1.19%       ----         ----        0.92%         1.17%       ----        ----


(Table continues)
                                                 Pro Forma
                                      Fifth Third Large Cap Core Fund
                                      -------------------------------

                                              Investment  Investment  Investment
                                Institutional     A           B           C
                                -------------     -           -           -
Shareholder Fees (fees paid
directly from your investment)

   Maximum Sales Charge (Load)
   Imposed on Purchases (as a
     percentage of offering
     price)                         None          4.50%       None        None

   Maximum Sales Charge on
     Reinvested Dividends           None          None        None        None

   Maximum Deferred Sales
     Load                           None          None        5.00%/1/    1.00%/2/

Annual Fund Operating
Expenses
 (as a percentage of
 average net assets)
   Management Fees                  0.70%/1/      0.70%/1/    0.70%/1/    0.70%/1/

   Distribution/Service
     (12b-1) Fees                   None          0.25%       1.00%       0.75%

   Other Expenses/3/                0.26%         0.26%       0.26%       0.51%

     Total Annual Fund              0.96%         1.21%       1.96%/4/    1.96%/4/
     Operating Expenses

     Fee Waiver and/or              0.04%/5/      0.04%/5/    ----        ----
     Expense Reimbursement

     Net Expenses                   0.92%         1.17%       ----        ----

/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Investment A shares.

/2/ The CDSC for Investment C Shares of 1.00% applies to shares redeemed within the first year of purchase.

/3/ Other expenses are based on estimated amounts for the current fiscal year.

/4/ The Funds' Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Large Cap Growth Fund to: 1.94% for Investment B Shares and 1.94% for Investment C Shares; and for the Large Cap Core Fund to: 1.92% for Investment B Shares and 1.92% for Investment C Shares. These waivers and expense reimbursements may be discontinued at any time.

/5/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Large Cap Growth Fund to: 0.94% for Institutional Shares and 1.19% for Investment A Shares; and for the Large Cap Core Fund to: 0.92% for Institutional Shares and 1.17% for Investment A Shares. These waivers and expense reimbursements will remain in effect until 4/2/03.

* Currently named Large Cap Value Fund, to be renamed Large Cap Core Fund effective July 22, 2002.

Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                      1 Year     3 Years
                                                      ------     -------

Fifth Third Large Cap Growth Fund
   Institutional Shares .............................. $96          $304
   Investment A Shares ............................... $566         $815
   Investment B Shares ...............................
         Assuming Redemption ......................... $699         $913
         Assuming No Redemption ...................... $199         $613
   Investment C Shares ...............................
         Assuming Redemption ......................... $299         $613
         Assuming No Redemption ...................... $199         $613

Fifth Third Large Cap Core Fund
   Institutional Shares .............................. $94          $303
   Investment A Shares ............................... $564         $815
   Investment B Shares ...............................
         Assuming Redemption ......................... $700         $913
         Assuming No Redemption ...................... $200         $613
   Investment C Shares ...............................
         Assuming Redemption ......................... $300         $613
         Assuming No Redemption ...................... $200         $613

Fifth Third Large Cap Core Fund Pro Forma
   Institutional Shares .............................. $94          $301
   Investment A Shares ............................... $564         $813
   Investment B Shares ...............................
         Assuming Redemption ......................... $699         $911
         Assuming No Redemption ...................... $199         $611
   Investment C Shares ...............................
         Assuming Redemption ......................... $299         $611
         Assuming No Redemption ...................... $199         $611

                                    SYNOPSIS

         Summary. The following is a synopsis of certain information relating to the Transaction and is qualified by reference to the more complete information contained in this Combined Prospectus/Proxy Statement, the Fifth Third Statement of Additional Information, and the Appendix attached hereto.

         Key Features of Transaction. The shareholders of the Large Cap Growth Fund are being asked to approve or disapprove the Plan of Reorganization adopted by the Trustees dated as of , 2002 (the "Reorganization Plan"), a copy of which is attached to this Combined Prospectus/Proxy Statement as Appendix A. The Reorganization Plan provides, among other things, for the transfer of all of the assets of the Large Cap Growth Fund to the Large Cap Core Fund in exchange for the assumption by the Large Cap Core Fund of all of the liabilities of the Large Cap Growth Fund and for a number of Shares of the designated class calculated based on the value of the net assets of the Large Cap Growth Fund acquired by the Large Cap Core Fund and the net asset value per Share of the Large Cap Core Fund, all as more fully described below under "Information about the Reorganization." After receipt of Shares, the Large Cap Growth Fund will dissolve, distributing the Shares to its shareholders in complete liquidation, and the Large Cap Growth Fund will be terminated. Prior to the date of such transfer (the "Exchange Date"), the Large Cap Growth Fund will declare a distribution to its shareholders which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

         At a meeting held on April 10, 2002, the Trustees of Fifth Third Funds, including the independent Trustees, voted unanimously to approve the Transaction and to recommend that shareholders of the Large Cap Growth Fund also approve the Transaction. Approval of reorganization of the Large Cap Growth Fund requires the affirmative vote of a majority of all votes attributable to the voting securities of the Large Cap Growth Fund voting separately as a fund, defined as the lesser of (a) sixty seven percent (67%) or more of the votes attributable to all voting securities of the Large Cap Growth Fund present at such meeting, if holders of more than 50% of the votes attributable to the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the votes attributable to the outstanding voting securities of the Large Cap Growth Fund.

         A shareholder of the Large Cap Growth Fund objecting to the proposed Transaction is not entitled under either Massachusetts law or Fifth Third Funds' Declaration of Trust to demand payment for or an appraisal of his or her particular Large Cap Growth Fund Shares if the Transaction is consummated over his or her objection. However, Shares of the Large Cap Growth Fund are redeemable for cash at their net asset value on days on which the New York Stock Exchange is open for regular trading. If you redeem your Shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the Shares and the amount you receive for them.

         In the event that this proposal is not approved by the shareholders of the Large Cap Growth Fund, such Fund will continue to be managed as a separate fund in accordance with its current investment objectives and policies, and the Trustees of the Fifth Third Funds may consider alternatives in the best interests of the shareholders. However, if approval of the Reorganization Plan is obtained, the reorganization of the Large Cap Growth Fund will be consummated.

         Principal Investment Objectives and Policies. Below is a brief comparison of the principal investment objectives and policies of the Large Cap Growth Fund and the Large Cap Core Fund. The following discussion is qualified in its entirety by the disclosure on such subjects contained in this Combined Prospectus/Proxy Statement and the Fifth Third Statement of Additional Information. For a full and detailed description of permitted investments, see such applicable document.

         The securities currently held by each Fund will remain substantially similar following consummation of the Transaction. Consequently, the proposed reorganization should not result in higher than normal portfolio turnover.

         Fundamental Objective.

         The Large Cap Growth Fund seeks long-term capital appreciation.

         The Large Cap Core Fund seeks long-term capital appreciation with current income as a secondary objective.

         Investment Policies.

         The Large Cap Growth Fund intends to invest at least 65% of its total assets in securities of companies that the Advisor believes have potential for above-average growth as measured by projected earnings per share and growth in sales.

         The Large Cap Core Fund intends to invest in equity securities of companies that the Advisor believes have potential for above-average growth relative to their peers and/or companies selling at attractive valuations. While some stocks may be purchased primarily for income, most stocks will be purchased for capital appreciation.

         Whereas the Large Cap Growth Fund invests in growth oriented stocks, the Large Cap Core Fund will invest in both growth oriented stocks and value oriented stocks. Although growth oriented stocks will not be the investment focus of the Large Cap Core Fund, the Large Cap Growth Fund's policy of investing in growth oriented stocks will continue to be an investment component of the Large Cap Core Fund.

         Under normal circumstances, each Fund invests at least 80% of it assets in equity securities of U.S. companies with at least $5 billion in market capitalization. When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of each Fund to achieve its investment objective.

         Distribution, Purchase and Redemption Procedures and Exchange Rights. Distribution, purchase and redemption procedures and exchange rights are identical for each Fund.

         Federal Tax Considerations. Consummation of the Transaction is subject to the condition that Fifth Third Funds receive an opinion of Ropes & Gray, counsel to Fifth Third Funds, to the effect that, based upon certain representations and assumptions and subject to certain qualifications, the Transaction will not result in the recognition of gain or loss for Federal income tax purposes for either of the Funds, or the shareholders of each Fund.

                             PRINCIPAL RISK FACTORS

         Both the Large Cap Growth Fund and the Large Cap Core Fund invest in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

         In addition, the Large Cap Core Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

         Other principal risks of investing in each Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance. Significant investment in large companies also creates various risks for each Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preference.

                        INFORMATION ABOUT THE TRANSACTION

         Reorganization Plan; Securities. The proposed Reorganization Plan provides that the Large Cap Core Fund will acquire all of the assets of the Large Cap Growth Fund in exchange for the assumption by the Large Cap Core Fund of all of the liabilities of the Large Cap Growth Fund and for Shares all as of the Exchange Date (defined in the Reorganization Plan to be on or about July 22, 2002, or such other date as determined by the Trustees.) The following discussion of the Reorganization Plan is qualified in its entirety by the full text of the Reorganization Plan, which is attached as Appendix A to this Combined Prospectus/Proxy Statement.

         As a result of the Transaction, each shareholder of the Large Cap Growth Fund will receive that number of full and fractional Shares equal in value at the Exchange Date to the value of the portion of the net assets of the Large Cap Growth Fund transferred to the Large Cap Core Fund attributable to the shareholder (based on the proportion of the outstanding Shares of the Large Cap Growth Fund owned by the shareholder as of the valuation time). The portfolio securities of the Large Cap Growth Fund will be valued in accordance with the generally employed valuation procedures of Fifth Third Funds. The reorganization is being accounted for as a tax-free business combination. At a meeting held on April 10, 2002, all of the Trustees, including the Independent Trustees, unanimously determined that the reorganization would be in the best interests of the Large Cap Growth Fund and existing shareholders and that the economic interests of their existing shareholders would not be diluted as a result of effecting the reorganization.

         Immediately following the Exchange Date, the Large Cap Growth Fund will distribute pro rata to its shareholders of record as of the close of business on the Exchange Date the full and fractional Shares received by it, and the Large Cap Growth Fund will be liquidated and dissolved. Such liquidation and distribution will be accomplished by the establishment of accounts on the Share records of the Large Cap Core Fund in the name of such Large Cap Growth Fund's shareholders, each account representing the respective number of full and fractional Shares due such shareholder. All Large Cap Growth shareholders will receive Shares of the Fifth Third class (Institutional, Investment A, Investment B or Investment C) that corresponds to the Class of the Large Cap Growth Fund that they hold (Institutional, Investment A, Investment B or Investment C, respectively).

         The consummation of the reorganization is subject to the conditions set forth in the Reorganization Plan. The Reorganization Plan may be terminated and the reorganization abandoned at any time, before or after approval by the shareholders, prior to the Exchange Date by consent of Fifth Third Funds or, if any condition set forth in the Reorganization Plan has not been fulfilled and has not been waived by the party entitled to its benefits, by such party. If the reorganization is approved, Large Cap Growth Fund shareholders who do not wish to have their Fund Shares exchanged for Shares of the Large Cap Core Fund should redeem their shares prior to consummation of the reorganization. If you redeem your Shares you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you received for them.

         All fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred directly in connection with the consummation of the Transaction contemplated by the Reorganization Plan will be borne by Fifth Third Bank, including the costs of the proxy materials, proxy solicitations and legal expenses. Fees and expenses not incurred directly in connection with the consummation of the Transaction will be paid by the party directly incurring such expenses.

         The Board of Trustees of Fifth Third Funds have determined that the interests of the existing shareholders of the Large Cap Growth Fund and the Large Cap Core Fund will not be diluted as a result of the Transaction. Full and fractional Shares will be issued to the Large Cap Growth Fund's shareholders in accordance with the procedure under the Reorganization Plan as described above. Each Large Cap Core Fund Share will be fully paid and nonassessable when issued, will be transferable without restriction, and will have no preemptive or conversion rights.

         Fifth Third Funds' Declaration of Trust permits Fifth Third Funds to divide its Shares of any series, without shareholder approval, into one or more classes of Shares having such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the classes, and other matters as the Trustees have authorized, provided that each Share of a class shall represent an equal proportionate interest in the assets and liabilities of the class with each other Share of the same class, none having priority or preference over another. Shares of certain of the Fifth Third Funds are currently divided into five classes: Investment A/Service, Investment B, Investment C, Advisor and Institutional Shares. Institutional, Investment A, Investment B and Investment C Shares will be distributed as applicable by Fifth Third Funds in connection with the Transaction. Upon consummation of the Transaction, Large Cap Growth Fund shareholders holding Institutional, Investment A, Investment B or Investment C Shares, will receive Institutional, Investment A, Investment B or Investment C Shares, respectively, of the Large Cap Core Fund.

         Under Massachusetts law, Fifth Third Funds' shareholders, could, under certain circumstances, be held personally liable for the obligations of Fifth Third Funds. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of Fifth Third Funds. The Declaration of Trust provides for indemnification out of Fifth Third Funds property for all loss and expense of any shareholder held personally liable for the obligations of Fifth Third Funds. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Fifth Third Funds would be unable to meet its obligations. The likelihood of such circumstances is remote.

         Reasons For The Proposed Reorganization. A meeting was held on April 10, 2002, for the Fifth Third Funds' Trustees, at which meeting all of the Trustees, including the Independent Trustees, unanimously determined that the reorganization would be in the best interests of Fifth Third Funds and existing shareholders of both the Large Cap Growth Fund and the Large Cap Core Fund. The Trustees also unanimously determined that the economic interests of such shareholders would not be diluted as a result of effecting the reorganization. At this same meeting, all of the Trustees, including the Independent Trustees, unanimously adopted the Reorganization Plan and recommended approval of the reorganization.

         In electing to approve the reorganization and recommend it to shareholders of the Large Cap Growth Fund, the Trustees acted upon information provided to them, indicating that the proposed Transaction would operate in the best interests of the Large Cap Growth Fund and Large Cap Core Fund shareholders. In particular, the Trustees considered the following details:

         o Continuity and Efficiency of Management: Both the Large Cap Growth Fund and the Large Cap Core Fund are co-managed by Allan J. Meyers and Daniel Skubiz. Mr. Meyers has been the portfolio manager for the Large Cap Core Fund since November 1997 and for the Large Cap Growth Fund since October 1999. Mr. Skubiz has been the portfolio manager of the Funds since April 2000.

                  In light of the similarity of the Large Cap Growth Fund and the Large Cap Core Fund, the Fifth Third Asset Management, Inc. has advised the Trustees that combining the Funds would be in the best interest of the shareholders of both Funds. As a result of the proposed Transaction, Mr. Meyers and Mr. Skubiz would manage one portfolio instead of two similar portfolios, thereby increasing the likelihood of enhanced investment management efficiencies.

         o Tax-Free Nature of Transaction; Potentially Negative Indirect Federal Income Tax Consequences; Lack of Dilution: The Fifth Third Funds' Trustees were informed that the proposed Transaction involving the Large Cap Growth Fund and the Large Cap Core Fund would occur only if it could be accomplished without resulting in the imposition of federal income taxes on the Large Cap Growth Fund or its shareholders or the Large Cap Core Fund or its shareholders as a direct result of the Transaction. In addition, the Fifth Third Funds' Trustees considered the indirect, potentially negative, federal income tax consequences of the Transaction on the former shareholders of the Large Cap Growth Fund. Also, the Fifth Third Funds' Trustees were informed that the interests of the Large Cap Growth Fund and the Large Cap Core Fund shareholders would not be materially diluted as a result of the proposed Transaction, and that the Large Cap Growth Fund shareholders would receive, in the aggregate, Shares of the Large Cap Core Fund equal in value to the market value of the assets of the Large Cap Growth Fund.

                  The Board determined that the potential benefits to be gained from the proposed Transaction outweigh the potentially negative indirect federal income tax consequences of the Transaction on the former shareholders of the Large Cap Growth Fund.

         o Total Return: The historical total return of the Large Cap Core Fund compares favorably with that of the Large Cap Growth Fund. (Please note: The Large Cap Core Fund currently is named Fifth Third Large Cap

                  Value Fund. Thus, the historical total return reflects the performance of the Fifth Third Large Cap Value Fund which invests in value oriented stocks primarily and does not include a significant growth oriented stock component.) For information regarding the total return of each of the Funds, see "Financial Highlights" herein. Of course, past performance does not predict future results.

         o Assets: As of March 31, 2002, the Large Cap Core Fund had total assets of approximately $490,721,171 compared with approximately $212,997,921 in total assets for the Large Cap Growth Fund. The merger is expected to result in greater investment leverage and market presence for the Large Cap Core Fund. In addition, former Large Cap Growth Fund shareholders would benefit from the resulting economies of scale attributable to the larger asset size of the Large Cap Core Fund.

         o Performance of Fifth Third Funds; Fees and Expenses: The Board received information relating to the historical performance of the Large Cap Core Fund and the Large Cap Growth Fund. The Board determined that the long-term performance of the Large Cap Core Fund has been superior to that of the Large Cap Growth Fund. The Trustees also received information about the fees and expenses charged or to be charged to Fifth Third shareholders.

                  Fifth Third Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Large Cap Core Fund to 0.92% for Institutional Shares and 1.17% for Investment A Shares. These waivers and expense reimbursements will remain in effect until April 2, 2003. Such expenses are lower than those of the Large Cap Growth Fund, which are 0.94% for Institutional Shares and 1.19% for Investment A Shares. Thereafter, total fund operating expenses (as a percentage of total assets) for the Large Cap Core Fund may be higher.

                  Fifth Third Funds' Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Large Cap Core Fund to 1.92% for Investment B Shares and 1.92% for Investment C Shares. These waivers and expense reimbursements may be discontinued at any time. Such expenses are lower than those of the Large Cap Growth Fund, which are currently, with waivers, 1.94% for Investment B Shares and 1.94 % for Investment C Shares (see ________ for additional details).

                  The Board determined that in light of the above-mentioned potential benefits to be gained from the proposed Transaction, such benefits outweigh the possible increase in total expenses (subsequent to April 2, 2003 with respect to Institutional and Investment A Shares, and at any time with respect to Investment B and C Shares) of the Large Cap Core Fund.

         Federal Income Tax Consequences. As a condition to Fifth Third Funds' obligations to consummate the reorganization, Fifth Third Funds will receive an opinion from Ropes & Gray, counsel to Fifth Third Funds, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, court decisions, and certain representations by Fifth Third Funds, for federal income tax purposes: (i) the Transaction will constitute a reorganization within the meaning of Section 368(a) of the Code, and each Fund will be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) under
Section 1032 of the Code no gain or loss will be recognized by the Large Cap Core Fund upon the receipt of the assets of the Large Cap Growth Fund in exchange for Large Cap Core Fund Shares and the assumption by the Large Cap Core Fund of the liabilities of the Large Cap Growth Fund; (iii) under Section 362(b) of the Code the basis in the hands of the Large Cap Core Fund of the assets of the Large Cap Growth Fund transferred to the Large Cap Core Fund in the transaction will be the same as the basis of such assets in the hands of the Large Cap Growth Fund immediately prior to the transfer; (iv) under Section 1223(2) of the Code the holding periods of the assets of the Large Cap Growth Fund in the hands of the Large Cap Core Fund will include the periods during which such assets were held by the Large Cap Growth Fund; (v) under Section 361 of the Code no gain or loss will be recognized by the Large Cap Growth Fund upon the transfer of the Large Cap Growth Fund's assets to the Large Cap Core Fund in exchange for Large Cap Core Fund Shares and the assumption by the Large Cap Core Fund of the liabilities of the Large Cap Growth Fund, or upon the distribution of Large Cap Core Fund Shares by the Large Cap Growth Fund to its shareholders in liquidation; (vi) under Section 354 of the Code no gain or loss will be recognized by the Large Cap Growth Fund's shareholders upon the exchange of their Large Cap Growth Fund Shares for Large Cap Core Fund Shares; (vii) under
Section 358 of the Code the aggregate basis of Large Cap Core Fund Shares each Large Cap Growth Fund shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Large Cap

Growth Fund Shares exchanged therefor; (viii) under Section 1223(1) of the Code each Large Cap Growth Fund shareholder's holding period for his or her Large Cap Core Fund Shares will be determined by including the period for which he or she held the Large Cap Growth Fund Shares exchanged therefor, provided that he or she held such Large Cap Growth Fund Shares as capital assets; and (ix) the Large Cap Core Fund will succeed to and take into account the items of the Large Cap Growth Fund described in Section 381(c) of the Code. The Large Cap Core Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

         The Large Cap Core Fund's ability to carry forward the realized and unrealized capital losses of the Large Cap Growth Fund (equal to approximately $63 million, as of March 31, 2002) and use them to offset future gains of the Large Cap Core Fund may be limited. A portion of such capital losses may become permanently unavailable for use by the Large Cap Core Fund. In addition, the Large Cap Core Fund's pre-merger "built-in" gains (equal to approximately $156 million as of March 31, 2002) cannot be offset by such capital losses during the five years following the Transaction. Thus, the Large Cap Core Fund's ability to take full advantage of such capital losses may depend on the extent to which it recognizes gains arising after the Transaction. In any event, the capital losses of the Large Cap Growth Fund that remain available to the Large Cap Core Fund will offset capital gains accruing after the Transaction and thus reduce distributions to a broader group of shareholders than would have been the case absent such Transaction. Therefore, in certain circumstances, former shareholders of the Large Cap Growth Fund may pay more taxes, or pay taxes sooner, than they would if the Transaction did not occur.

         Voting Rights. Each shareholder of the Large Cap Growth Fund is entitled to one vote per Share and a proportionate fractional vote for any fractional Share. The former shareholders of the Large Cap Growth Fund, as holders of Institutional, Investment A, Investment B or Investment C Shares of the Large Cap Core Fund, will vote separately as a fund or a class on matters relating solely to that fund or class. On all other matters, they will vote in the aggregate with shareholders of the Large Cap Core Fund. As shareholders of the considerably larger Large Cap Core Fund following the Transaction, the former shareholders of the Large Cap Growth Fund will possess less proportional voting power when they vote separately as Large Cap Core Fund shareholders, or shareholders of the classes thereof, than they had when they voted separately as shareholders of the smaller Large Cap Growth Fund.

         Capitalization. The following tables (UNAUDITED) set forth as of March 31, 2002 (i) the capitalization of the Large Cap Growth Fund, (ii) the capitalization of the Large Cap Core Fund, and (iii) the pro forma capitalization of the Large Cap Core Fund as adjusted giving effect to the proposed acquisition of assets at net asset value:

--------------------------------------------------------------------------
                                          Fifth Third
                                     Large Cap Growth Fund
--------------------------------------------------------------------------
                                   Investment     Investment    Investment
                 Institutional         A              B             C
--------------------------------------------------------------------------
Net Assets ($)   $211,930,388.34   $942,596.42    $104,790.86   $20,145.11
--------------------------------------------------------------------------
Shares           25,351,541.5122   112,987.7360   12,571.9160   2,417.6460
--------------------------------------------------------------------------
Net Asset
Value per
Share ($)        $8.36             $8.34          $8.34         $8.33
--------------------------------------------------------------------------
(Table continues)
------------------------------------------------------------------------------
                                           Fifth Third
                                        Large Cap Core Fund
------------------------------------------------------------------------------
                                    Investment       Investment     Investment
                   Institutional        A                B              C
------------------------------------------------------------------------------
Net Assets ($)    $459,840,879.41   $30,699,436.90   $179,808.70    $1,046.27
------------------------------------------------------------------------------
Shares            32,683,535.4276   2,206,797.2760   12,821.3430    74.5560
------------------------------------------------------------------------------
Net Asset
Value per
Share ($)         $14.07            $13.91           $14.02         $14.03
------------------------------------------------------------------------------
(Table continues)
---------------------------------------------------------------------------
                                            Fifth Third
                           Large Cap Core Fund Pro Forma Combined
---------------------------------------------------------------------------
                                    Investment      Investment   Investment
                  Institutional         A               B            C
---------------------------------------------------------------------------
Net Assets ($)   $671,771,267.75   $31,642,033.32   $284,599.56  $21,191.38
---------------------------------------------------------------------------
Shares           47,744,937.2956   2,274,768.7505   20,299.5407  1,510.4334
---------------------------------------------------------------------------
Net Asset
Value per
Share ($)        $14.07            $13.91           $14.02       $14.03
---------------------------------------------------------------------------

     INFORMATION ABOUT THE LARGE CAP CORE FUND AND THE LARGE CAP GROWTH FUND

Large Cap Core Fund

Fundamental Objective               Long-term capital appreciation with current
                                    income as a secondary objective.

Principal Investment Strategies     Under normal circumstances, the Fund invests
                                    at least 80% of its assets in equity
                                    securities of U.S. companies with at least
                                    $5 billion in market capitalization. The
                                    Fund intends to invest in equity securities of companies that the Advisor believes have potential for above-average growth relative to their peers and/or companies selling at attractive valuations. While some stocks may be purchased for their income potential, most stocks will be purchased for their capital appreciation potential.

                                    When selecting equity securities which it believes are selling at attractive valuations, the Advisor considers an issuer's balance sheet, quality of management, and historical earnings per share. The Advisor typically looks for issuers where earnings have already begun to rebound and considers the likelihood that earnings per share will continue to improve.

                                    When selecting equity securities which it believes have the potential for above average growth, the Advisor considers an issuer's balance sheet stability, cash flow, quality of management, earnings per share growth, and the issuer's potential to maintain above average earnings relative to its peers.

                                    When the Advisor believes that market
                                    conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks          The principal risks of investing in the Fund
                                    include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

An investment in the Fund is not    Significant investment in large companies
a deposit of Fifth Third Bank or    also creates various risks for the Fund. For
any other bank and is not           instance, larger, more established companies
insured or guaranteed by the        tend to operate in mature markets, which
FDIC or any other government        often are very competitive. Larger companies
agency.                             also do not tend to respond quickly to
                                    competitive challenges, especially to
                                    changes caused by technology or consumer preference.

                                    The Fund invests in both value stocks and growth stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks. Growth stocks are those that have a history of above-average growth or that are expected to enter periods of above average growth. Growth stocks can be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Volatility and Performance Information+

The bar chart and table give some indication of Year-by-Year Total Returns as of 12/31 the risks of an investment in the Fund by For Investment A Shares1 showing its performance for the year, as well [GRAPHIC REMOVED HERE] as compared to a broad-based securities index.

The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C Shares and Institutional Shares will differ from the returns for Investment A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund Shares at the end of the period indicated. The after tax returns included in the table are only for Investment A Shares. After tax returns for Investment B and C Shares and Institutional Shares will vary.

Past performance does not indicate how the Fund will perform in the future.

                            [BAR CHART APPEARS HERE]

                              1993          11.81%
                              1994           0.48%
                              1995          34.60%
                              1996          19.14%
                              1997          23.83%
                              1998          27.68%
                              1999          18.53%
                              2000         -11.47%
                              2001         -13.07%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

               Best  quarter:      Q4 1998                 21.08%
               Worst quarter:      Q3 2001                -14.21%
               Year to Date Return (1/1/02 to 3/31/02)      0.15%


Average Annual Total Returns (for the periods ended December 31, 2001)

--------------------------------------------------------------------------------------------------------------
                                                  Inception       Past Year    Past 5 Years   Since Inception
                                                    Date
--------------------------------------------------------------------------------------------------------------
Investment A Shares/2/                             12/1/92
(with 4.50% sales charge)
--------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                             -17.00%        6.63%           10.57%
--------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions/3/                          -17.75%        4.85%           8.35%
--------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale                    -9.74%         5.17%           8.08%
of Fund Shares/3/
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Investment B Shares/4/                             11/2/92
(with applicable Contingent Deferred Sales
Charge)
--------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                             -17.95%        6.49%           10.52%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Investment C Shares/4/                             11/2/92
(with applicable Contingent Deferred Sales
Charge)
--------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                             -13.69%        6.81%           10.53%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Institutional Shares/5/
--------------------------------------------------------------------------------------------------------------
                                                   11/2/92
--------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                             -12.82%        7.88%           11.64%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                               (Since 11/1/92)

S&P 500 Index(R)*                                                    -11.88%        10.70%          13.84%
--------------------------------------------------------------------------------------------------------------

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Growth and Income Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Large Cap Value Fund.

/2/ For the period prior to October 29, 2001, the quoted performance of Investment A Shares the Fund reflects the performance of the Investment Shares of the Kent Growth and Income Fund, adjusted to reflect the sales charges for Investment A Shares.

/3/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

/4/ For the period prior to October 29, 2001, the quoted performance of Investment B and Investment C Shares of the Fund reflects the performance of the Institutional Shares of the Kent Growth and Income Fund, adjusted to reflect the expenses and sales charges for Investment B and Investment C Shares.

/5/ For the period prior to October 29, 2001, the quoted performance of Institutional Shares the Fund reflects the performance of the Institutional Shares of the Kent Growth and Income Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Large Cap Value Fund.

* The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

+ The Large Cap Core Fund currently is named Fifth Third Large Cap Value Fund. Thus, the historical total return reflects the performance of the Fifth Third Large Cap Value Fund which invests in value oriented stocks primarily and does not include a significant growth oriented stock component.

LARGE CAP GROWTH FUND

Investment Objectives/Goals         Long-term capital appreciation

Principal Investment                Under normal market conditions, the Fund
                                    invests at least 80% of its Strategies
                                    assets in equity securities of U.S.
                                    companies with at least $5 billion in market capitalization. The Fund intends to invest at least 65% of its total assets in securities of companies that the Advisor believes have potential for above-average growth as measured by projected earnings per share and growth in sales.

                                    When the Advisor believes that market
                                    conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks          The principal risks of investing in the Fund
                                    include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

An investment in the Fund is        The Fund invests in growth oriented stocks,
not a deposit of Fifth Third        which may be sensitive to market movements.
Bank or any other bank and is       The prices of growth stocks tend to reflect
not insured or guaranteed by        future expectations, and when those
the FDIC or any other               expectations are not met, share prices
government agency.                  generally fall.

                                    Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology or consumer preferences.

Volatility and Performance Information

The bar chart and table give some indication of Year-by-Year Total Returns as of 12/31 the risks of an investment in the Fund by For Investment A Shares1 showing its performance for the year, as well [GRAPHIC REMOVED HERE] as compared to a broad-based securities index.

The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Investment B and C Shares and Institutional Shares will differ from the returns for Investment A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund Shares at the end of the period indicated. The after tax returns included in the table are only for Investment A Shares. After tax returns for Investment B and C Shares and Institutional Shares will vary.

Past performance does not indicate how the Fund will perform in the future.

                            [BAR CHART APPEARS HERE]

                             2000           -15.53%
                             2001           -15.33%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

                Best  quarter:      Q4 2001               10.21%
                Worst quarter:      Q3 2001              -14.54%
                Year to Date Return (1/1/02 to 3/31/02)   -1.21%


Average Annual Total Returns (for the periods ended December 31, 2001)

-----------------------------------------------------------------------------------------------------------------
                                                    Inception       Past Year     Past 5 Years    Since Inception
                                                      Date
-----------------------------------------------------------------------------------------------------------------
Investment A Shares/2/                              10/19/99
(with 4.50% sales charge)
-----------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                               -19.13%          N/A            -9.02%
-----------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions/3/                            -19.20%          N/A            -9.11%
-----------------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale                      -11.65%          N/A            -7.16%
of Fund Shares/3/
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Investment B Shares/4/                              10/19/99
(with applicable Contingent Deferred Sales
Charge)
-----------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                               -20.20%          N/A            -9.29%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Investment C Shares/4/                              10/19/99
(with applicable Contingent Deferred Sales
Charge)
-----------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                               -16.11%          N/A            -8.08%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Institutional Shares/5/                             10/19/99
-----------------------------------------------------------------------------------------------------------------
   Return Before Taxes                                               -15.14%          N/A            -6.86%
-----------------------------------------------------------------------------------------------------------------
                                                                                                  (Since 11/1/99)

S&P 500 Index(R)*                                                    -11.88%          N/A            -6.45%
-----------------------------------------------------------------------------------------------------------------

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Large Company Growth Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Large Cap Growth Fund.

/2/ For the period prior to October 29, 2001, the quoted performance of Investment A Shares the Fund reflects the performance of the Investment Shares of the Kent Large Company Growth Fund, adjusted to reflect the sales charges for Investment A Shares.

/3/ After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

/4/ For the period prior to October 29, 2001, the quoted performance of Investment B and Investment C Shares of the Fund reflects the performance of the Institutional Shares of the Kent Large Company Growth Fund, adjusted to reflect the expenses and sales charges for Investment B and Investment C Shares.

/5/ For the period prior to October 29, 2001, the quoted performance of Institutional Shares the Fund reflects the performance of the Institutional Shares of the Kent Large Company Growth Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Large Cap Growth Fund.

* The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

Large Cap Core Fund+ Management Discussion and Analysis.

A review by Allan J. Meyers, portfolio manager.

The stock market was characterized by extraordinary volatility and posted a decline during the 12 month period ended July 31, 2001.

A number of factors contributed to the poor market performance during the period. The Federal Reserve Board continued to increase interest rates during the first six months of the year 2000 to reduce inflation expectations and to prevent the economy from overheating. Rising interest rates combined with lower consumer confidence and election uncertainty in November and December caused economic activity to slow and stock prices to fall. Stocks of communications and technology firms were particularly hard hit, declining 20% and 50%, respectively over the past 12 months. The Federal Reserve has reacted to the slowing economy by reducing interest rates six times since January 1, dropping 275 basis points, from 6.50% to 3.75% as of July 31, 2001.

The Fund's Institutional and Investment Shares returned -15.49% and -15.70% respectively during the 12 months ended July 31, 2001. The Fund's Benchmark, the Standard & Poor's 500 Stock Index returned -14.32% during the same period.

Managing the Fund

Holdings in the utility, financial and energy sectors helped the Fund's performance during the period. The utilities sector performed well as many investors turned to utility securities as an equity-based alternative to fixed-income holdings. The Fund benefited from investments in securities such as Duke Energy Corp. (0.43% of net assets) which rose 28%.*

         [GRAPH]

Kent Growth and Income Fund+
Distributions of net assets*
As of July 31, 2001

Technology                 18.1%
Capital Goods               8.8%
Consumer Staples           12.3%
Consumer Cyclicals          9.0%
Other                       7.2%
Communication Services      6.2%
Energy                      6.9%
Health                     13.0%
Financials                 18.5%


Financial sector holdings such as Washington Mutual, Inc. (0.44%), which gained 92%, also performed well for the Fund. During the period the Fund increased its exposure to high quality financial stocks to take advantage of the decline in interest rates and the expected improvement in profitability. The Fund also modestly reduced its holdings in the healthcare sector.*

Going Forward

Despite the difficult equity environment of the past 12 months, we believe the Fund is well positioned for the long term. We anticipate that the reduction in interest rates and the new tax cuts will spur economic growth, which should lead to improved corporate profitability and higher stock prices. The Fund's focus will continue to be on the financial, utility, and energy sectors, as we believe that these companies have prospects for increased earnings.

--------------------------------------------------------------------------------
*The Fund's portfolio composition is subject to change.

Average Annual Returns as of July 31, 2001

                 Institutional Class        Investment Class
                 (Inception: 11/2/92)     (Inception: 12/1/92)
-------------------------------------------------------------------------------
One Year               -15.49%                  -15.70%
-------------------------------------------------------------------------------
Three Years              2.40%                    2.16%
-------------------------------------------------------------------------------
Five Years              11.94%                   11.67%
-------------------------------------------------------------------------------
Since Inception         12.89%                   12.38%
-------------------------------------------------------------------------------

Growth of a $10,000 Investment
As compared with the Standard & Poor's 500 Stock Index

                                    [GRAPH]

Institutional Class Shares
Kent Growth and Income Fund+

                  Investment Class Shares     Standard & Poor's 500 Stock Index
11/2/92                   10,000                            10,000
  12/93                   10,398                            10,472
  12/93                   11,610                            11,518
  12/94                   11,669                            11,669
  12/95                   15,743                            16,063
  12/96                   18,809                            19,737
  12/97                   23,351                            26,321
  12/98                   29,907                            33,886
  12/99                   35,526                            41,012
  12/00                   31,528                            37,280
   7/01                   28,856                            34,443
-------------------------------------------------------------------------------

                                    [GRAPH]

Investment Class Shares
Kent Growth and Income Fund+

                 Investment Class Shares      Standard & Poor's 500 Stock Index
 12/1/92               10,000                            10,000
   12/92               10,059                            10,472
   12/93               11,247                            11,518
   12/94               11,302                            11,669
   12/95               15,213                            16,036
   12/96               18,124                            19,737
   12/97               22,454                            26,321
   12/98               28,666                            33,886
   12/99               33,978                            39,676
   12/00               30,081                            36,065

    7/01               27,496                            33,320
-------------------------------------------------------------------------------

The Fund's performance is measured against the Standard & Poor's 500 Stock Index, which is an unmanaged index that generally represents the performance of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Fund does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

The chart represents historical performance of a hypothetical investment of $10,000 in the Kent Growth and Income Fund from 11/2/92 (Institutional Class Shares) and 12/1/92 (Investment Class Shares) to 7/31/01, and represents the reinvestment of dividends and capital gains in the Fund.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Performance for each class will differ based on differences in expenses for each class of shares. Return figures and investment values are quoted after deducting all expenses. Total return is based on changes in net asset value, assuming reinvestment of all dividends and capital gain distributions.

During various periods reflected in the graphs above certain fees were waived. Had waivers not been in effect, total returns would have been lower.

+ For the period ended July 31, 2001, the discussion above reflects information for the Kent Growth and Income Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into the Fifth Third Large Cap Value Fund. Upon consummation of the Transaction, the Fifth Third Large Cap Value Fund will be renamed the Fifth Third Large Cap Core Fund.

Large Cap Growth Fund+ Management Discussion and Analysis.

A review by Allan J. Meyers, Portfolio Manager

The stock market was characterized by great instability and difficult performance during the 12 month period ended July 31, 2001. High priced technology and communications companies were among the worst performers. The Nasdaq Composite Index/1/ declined 46.19% during the period, as investors remained wary of the prospects for growth in the technology sector.

Several factors contributed to the stock market's poor showing. During the first half of the year 2000 the Federal Reserve Board increase interest rates three times in an attempt to prevent the economy from overheating and to quell inflationary fears. The restrictive monetary policy combined with rising oil prices, reduced consumer confidence and a strong U.S. dollar resulted in a weak economy and a much lower level of corporate profitability. Operating earnings of companies that comprise the S&P 500 Index fell approximately 25% in the second quarter of 2001 from the prior year's level.

The Fund's Institutional and Investment Shares returned -22.90% and -23.03%, respectively, during the 12, months ended July 31, 2001. The Fund's benchmark, the S&P 500 Index, returned -14.32% for the same period.

Positioning the Fund

The Fund's two major sector overweights consist of healthcare and technology. These are the two areas where we anticipate that above average long term earnings growth will be possible. The Fund deemphasized technology in January 2001 by reducing or eliminating positions in Nortel Networks Corp. (0.18% of net assets), Applied Materials (0.34%), and JDS Uniphase and re-deployed the money into the healthcare sector and financial services. That shift

                      [GRAPH]

Kent Large Company Growth Fund+
Distribution of net assets*
As of July 31, 2001

Communication Services                        6.0%
Consumer Staples                             14.3%
Consumer Cyclicals                            8.3%
Capital Goods                                 8.7%
Other                                         2.3%
Health                                       18.2%
Financials                                   15.3%
Technology                                   21.8%
Energy                                        5.1%

helped insulate the Fund from some of the worst losses in the technology sector, and took advantage of relatively strong performance in both healthcare and financial service stocks. Healthcare and financials mitigated some of the losses experienced by technology stocks.*

Looking ahead

We anticipate that the economy will pick up steam in the coming year, as interest rate reductions and tax cuts begin to take effect. As the economy begins to improve the Fund will consider the purchase of additional high quality technology companies.

In the coming months we will be looking at semiconductors stocks first, as they are core technologies. We will also consider hardware manufacturers and software manufacturers such as Adobe Systems, Inc. (0.18%), Oracle Corp. (1.27%), and Microsoft Corp. (4.64%).*

--------------------------------------------------------------------------------

/1/The Nasdaq Composite Index is a market capitalization price only index that tracks the performance of domestic common stocks traded on the regular Nasdaq market, as well as the National Market System traded foreign common stocks and American Depositary Receipts.

*The Fund's portfolio composition is subject to change.

Average Annual Returns as of July 31, 2001

                  Institutional Class         Investment Class
                 (Inception: 10/19/99)     (Inception: 10/19/99)
-------------------------------------------------------------------------------
One Year                -22.90%                   -23.03%
-------------------------------------------------------------------------------
Since Inception          -5.89%                    -6.10%
-------------------------------------------------------------------------------

Growth of a $10,000 Investment
As compared with the Standard & Poor's 500 Stock Index

                                    [GRAPH]

Institutional Class Shares
Kent Large Company Growth Fund+
               Institutional Class Shares     Standard & Poor's 500 Stock Index
10/19/99                10,000                             10,000
   10/99                10,850                             10,622
   11/99                11,196                             10,839
   12/99                11,891                             11,475
    1/00                11,342                             10,899
    2/00                11,203                             10,693
    3/00                12,221                             11,739
    4/00                11,771                             11,385
    5/00                11,422                             11,152
    6/00                11,937                             11,427
    7/00                11,638                             11,249
    8/00                12,284                             11,948
    9/00                11,462                             11,317
   10/00                11,345                             11,269
   11/00                10,282                             10,381
   12/00                10,078                             10,432
    7/01                 8,973                              9,638
-------------------------------------------------------------------------------

                                    [GRAPH]
Investment Class Shares
Kent Large Company Growth Fund+
                Investment Class Shares       Standard & Poor's 500 Stock Index
10/19/99                10,000                              10,000
   10/99                10,840                              10,621
   11/99                11,184                              10,839

   12/99                11,887                              11,475
    1/00                11,326                              10,899
    2/00                11,196                              10,693
    3/00                12,201                              11,739
    4/00                11,760                              11,385
    5/00                11,399                              11,152
    6/00                11,921                              11,427
    7/00                11,610                              11,249
    8/00                12,262                              11,948
    9/00                11,439                              11,317
   10/00                11,309                              11,269
   11/00                10,257                              10,381
   12/00                10,041                              10,432
    7/01                 8,936                               9,638

-------------------------------------------------------------------------------

The Fund's performance is measured against the Standard & Poor's 500 Stock Index, which is an unmanaged index that generally represents the performance of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Fund does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

The chart represents historical performance of a hypothetical investment of $10,000 in the Kent Large Company Growth Fund from 10/19/99 to 7/31/01, and represents the reinvestment of dividends and capital gains in the Fund.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Performance for each class will differ based on differences in expenses for each class of shares. Return figures and investment values are quoted after deducting all expenses. Total return is based on changes in net asset value, assuming reinvestment of all dividends and capital gain distributions.

During various periods reflected in the graphs above certain fees were waived. Had waivers not been in effect, total returns would have been lower.

 + For the period ended July 31, 2001, the discussion above reflects information for the Kent Large Company Growth Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into the Fifth Third Large Cap Growth Fund. Upon consummation of the Transaction, the new Fund will be named the Fifth Third Large Cap Core Fund.

Fund Management.
----------------

     Investment Advisor - Fifth Third Asset Management Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment manager to the Large Cap Core Fund and the Large Cap Growth Fund. Fifth Third Asset Management Inc. is a subsidiary of Fifth Third Bancorp.

     Subject to the supervision of the Fifth Third Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

     As of December 31, 2001, Fifth Third Asset Management Inc. had approximately $12.4 billion of assets under management in the Fifth Third Funds.

     The management fees paid by the Funds for the fiscal year ended July 31, 2001 are as follows:

----------------------------------------------------------------------
                                                   As a percentage of
                                                   average net assets
----------------------------------------------------------------------
Fifth Third Large Cap Core Fund                           0.70%
----------------------------------------------------------------------
Fifth Third Large Cap Growth Fund                         0.70%
----------------------------------------------------------------------

     Portfolio Managers - Both the Large Cap Growth Fund and the Large Cap Core Fund are co-managed by Allan J. Meyers and Daniel Skubiz. Mr. Meyers has been the portfolio manager for the Large Cap Core Fund since November 1997 and for the Large Cap Growth Fund since October 1999. Currently, he is the Director for Large Company Strategies for the Advisor and is Vice President of Fifth Third Bank. Mr. Meyers has over twenty-two year of portfolio management experience, including seventeen years with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BBA in finance, magna cum laude, and MBA from Western Michigan University. Mr. Skubiz has been the portfolio manager of the Funds since April 2000. Mr. Skubiz is an Assistant Vice President of the Advisor. Prior to that, from December 1997 to February 2000, he was a portfolio manager for Trade Street Investment Associates. He earned his BBA in finance and accounting from the University of Tulsa and his MBA from St. Louis University.

     Legal Proceedings

     There are no pending material legal proceedings to which Fifth Third Funds, the Large Cap Core Fund, or the Large Cap Growth Fund is a party.

Net Asset Value - Large Cap Core Fund and Large Cap Growth Fund. The price of Fund Shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund Shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Purchasing and Adding to Your Shares - Large Cap Core Fund and Large Cap Growth
-------------------------------------------------------------------------------
Fund.
-----

     You may purchase Shares on the days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders must be received by the Funds or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV.

         You may purchase Investment A, Investment B and Investment C Shares through Fifth Third Securities, Inc. as well as broker-dealers and financial institutions which have a sales agreement with the distributor of Fund Shares. In order to purchase Shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.

         Institutional Shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund Shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with Fifth Third Bank to place trades for themselves or their clients for a fee. In order to purchase Institutional Shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

         Shareholder Contact Information. For Fifth Third Securities brokerage account holders, please contact your Fifth Third Securities representative at your local banking center or call 1-888-889-1025. For brokerage account holders at other financial institutions (non-Fifth Third Securities), contact your investment representative or financial institution. For accounts held at Fifth Third Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

         The entity through which you are purchasing your Shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend , if any, declared for that day.

Investment Amounts         The minimum initial investment in Investment A
                           Shares, Investment B Shares, Investment C Shares, or
                           Institutional Shares of the Funds offered by this Prospectus is $1,000. The minimum initial investment through an individual retirement account is $500.
                           Subsequent investments must be in amounts of at least
                           $50. The maximum investment is $250,000 for total purchases of Investment B Shares. The Funds reserve the right to waive the minimum initial investment. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds.

                           All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks.

                           For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

                           The Funds may reject a purchase order for any reason.

Systematic Investment
Program You may make monthly systematic investments in Investment A, B, or C Shares of the Funds from your bank account. There is no minimum amount required for initial amounts invested into the Funds. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Fund is open for business, the purchase will be made on the following day the Fund is open for business.

Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Redemption - Large Cap Core Fund and Large Cap Growth Fund.
-----------------------------------------------------------

Selling Your Shares

You may sell your Shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV and your shares have been sold , you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your Institutional Shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your Shares.

The entity through which you are selling your Shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, for Investment A Shares and Investment C Shares, you can send to the Funds your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035. For Institutional Shares, you can send to the Funds your request by regular mail to: Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

Systematic Withdrawal Plan - Investment A, B and C Shares

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Fund is open for business. The minimum required balance is $10,000 and the minimum withdrawal amount is $100.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has permitted such suspension, or (d) an emergency exists as determined by the SEC.

Redemptions Within 15 Days of Initial Investment - Investment A, B and C Shares

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing Shares with a certified check, or by wire.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, a Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Dividends and Distributions - Large Cap Core Fund and Large Cap Growth Fund.
----------------------------------------------------------------------------


Distribution Arrangements/ This section describes the sales charges and fees you will pay as an investor Sales Charges and ways to qualify for reduced sales charges.

                          Investment A              Investment B                  Investment C

Charge (Load)             Front-end sales charge;   No front-end sales charge.    No front-end sales
                          reduced sales charges     A contingent deferred sales   charge.  A contingent
                          available.                charge (CDSC) will be         deferred sales charge
                                                    imposed on Shares redeemed    (CDSC) will be imposed on
                                                    within 6 years after          Shares redeemed within 12
                                                    purchase.                     months after purchase.

Distribution/Service      Subject to annual         Subject to annual             Subject to annual
(12b-1) Fee               distribution and          distribution and              distribution and
                          shareholder servicing     shareholder servicing fees    shareholder servicing fees
                          fees of up to 0.25% of    of up to 1.00% of the         of up to 0.75% of the
                          the Fund's assets.        Fund's assets.                Fund's assets.  (Also
                                                                                  subject to a non-12b-1 fee
                                                                                  for shareholder servicing
                                                                                  of up to 0.25% of the
                                                                                  Fund's assets.)

Fund Expenses             Lower annual expenses     Higher annual expenses than   Higher annual expenses
                          than Investment B and C   Investment A Shares.          than Investment A Shares.
                          Shares.
Conversion                None                      Converts to Investment A      None
                                                    Shares after 8 years.

Calculation of Sales Charges

Investment A Shares        Investment A Shares are sold at their public offering
                           price. This price includes the initial sales charge.
                           Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund Shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

                           The current sales charge rates are as follows:

                                                                 Sales Charge as a %   Sales Charge as a %
                                                                  of Offering Price     of Your Investment
                           Your Investment
                           Less than $50,000                            4.50%                 4.71%
                           ------------------------------------ ---------------------- ---------------------
                           $50,000 but less than $100,000               4.00%                 4.17%
                           ------------------------------------ ---------------------- ---------------------
                           $100,000 but less than $150,000              3.00%                 3.09%
                           ------------------------------------ ---------------------- ---------------------
                           $150,000 but less than $250,000              2.00%                 2.04%
                           ------------------------------------ ---------------------- ---------------------
                           $250,000 but less than $500,000              1.00%                 1.01%
                           ------------------------------------ ---------------------- ---------------------
                           $500,000 or more                             0.00%                 0.00%

                           If you purchase $500,000 or more of Investment A Shares and do not pay a sales charge, and you sell any of those Shares before the first anniversary of purchase, you will pay a 1% contingent deferred sales charge, or CDSC, on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain Shares not subject to the CDSC (i.e., Shares purchased with reinvested dividends or distributions) will be redeemed first followed by Shares subject to the lowest CDSC (typically Shares held for the longest time).

Sales Charge Reductions    You may qualify for reduced sales charges under the
                           following circumstances:

                           o Letter of Intent. You inform the Fund in writing that you intend to purchase at least $50,000 of Investment A Shares over a 13-month period to qualify for a reduced sales charge. You must include up to 4.50% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed Shares will be redeemed to pay any applicable front-end sales charges.

                           o Rights of Accumulation. When the value of Shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

                           o Combination Privilege. Combine accounts of multiple Funds (excluding the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Investment B Shares        Investment B Shares are offered at NAV, without any
                           up-front sales charge. Therefore, all of the money that you send to the Funds is used to purchase Fund shares. If you sell your Investment B Shares before the end of the sixth year after purchase, however, you will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC
                           (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

                           Investment B Shares are subject to the following CDSC schedule:

                           ----------------------------------------- ---------------------------------------
                                                                     % of NAV (at time of purchase or sale
                           Year of Redemption After Purchase         if lower) deducted from proceeds
                           ----------------------------------------- ---------------------------------------
                           During the first year                     5%
                           During the second year                    4%
                           During the third or fourth years          3%
                           During the fifth year                     2%
                           During the sixth year                     1%
                           During the seventh or eighth years        0%
                           ----------------------------------------- ---------------------------------------

Sales Charge Waivers       The following transactions qualify for waivers of
                           sales charges that apply to Investment A Shares:

                           o        Shares purchased by investment
                                    representatives through fee-based investment products or accounts.

                           o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Advisor or its affiliates or invested in any Fifth Third Fund.

                           o Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.

                           o Shares purchased by directors, trustees, employees, and family members of the Advisor and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belongs.

                           o Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored qualified retirement plans, "wrap" type programs non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

                           o Distributions from Qualified Retirement Plans. There also is no sales charge for Fund Shares purchased with distributions from qualified retirement plans or other administered by Fifth Third Bank.

                           o Shares purchased by former Kent Fund Investment Class shareholders.

                           o Shares purchased by Trust Companies, Retirement Plan Recordkeeping Firms, or similar organizations that purchase on behalf of their clients from a fund through an omnibus account.

Investment B Shares        The CDSC will be waived under certain circumstances,
                           including the following:

                           o Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 and a half.

                           o Redemption from accounts following the death or disability of the shareholder.

                           o        Investors who purchased through a
                                    participant directed defined benefit plan. o
                                    Returns of excess contributions to certain retirement plans.

                           o Distributions of less than 12% of the annual account value under the Systematic Withdrawal Plan.

                           o Shares issued in a plan of reorganization sponsored by Fifth Third Bank or shares redeemed involuntarily in a similar situation.

                           o Shares issued for sweep accounts where a sales commission was not paid at the time of purchase. In this case, the maximum purchase amount is waived also.

Investment C Shares        Class C Shares are offered at NAV, without any
                           up-front sales charge. Therefore, all the money you send to the Funds is used to purchase Fund Shares. If you sell your Investment C Shares before the first anniversary of purchase, however, you will pay a 1% contingent deferred sales charge or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain Shares not subject to the CDSC (i.e., Shares purchased with reinvested dividends or distributions) will be redeemed first, followed by Shares subject to the lowest CDSC (typically Shares held for the longest time).

Reinstatement              If you have sold Investment A or C Shares and decide
Privilege                  to reinvest in the Fund within a 90 day period, you
                           will not be charged the applicable sales load on amounts up to the value of the Shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

Distributions/Service      12b-1 fees compensate the Distributor and other
(12b-1) Fees               dealers and investment representatives for services
                           and expenses related to the sale and distribution of the Fund's Shares and/or for providing shareholder services. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. 12b-1 fees may cost you more than paying other types of sales charges.

                           The 12b-1fees vary by Share class as follows:

                                    o        Investment A Shares may pay a 12b-1
                                             fee of up to 0.25% of the average
                                             daily net assets of a Fund, which
                                             the Distributor may use for
                                             shareholder servicing and
                                             distribution.

                                    o        Investment B Shares pay a 12b-1 fee
                                             at an annual rate of up to 1.00% of
                                             the average daily net assets of the
                                             applicable fund. The Distributor
                                             may use up to 0.25% of the 12b-1
                                             fee for shareholder servicing and
                                             up to 0.75% for distribution.

                                    o        Investment C Shares pay a 12b-1 fee
                                             of up to 0.75% of the average daily
                                             net assets of the applicable Fund
                                             which the Distributor may use for
                                             shareholder servicing and
                                             distribution. This will cause
                                             expenses for Investment C Shares to
                                             be higher and dividends to be lower
                                             than for Investment A Shares. The
                                             higher 12b-1 fee on Investment C
                                             Shares, together with the CDSC,
                                             help the Distributor sell
                                             Investment C Shares without an
                                             "up-front" sales charge. In
                                             particular, these fees help to
                                             defray the Distributor's costs of
                                             advancing brokerage commission to
                                             investment representatives. Please
                                             note that Investment C Shares pay a
                                             non 12b-1 shareholder servicing fee
                                             of up to

                                             0.25% of the average daily net
                                             assets of the applicable Fund.

                           Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

Conversion to Investment   Investment B Shares convert automatically to
A Shares                   Investment A Shares 8 years after purchase. After
                           conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets.

Dealers Incentives         BISYS, the distributor of Fund Shares, in its
                           discretion, may pay all dealers selling Investment A, B, or C Shares all or a portion of the sales charges it normally retains.

DIVIDENDS AND CAPITAL      All dividends and capital gains will be automatically
GAINS (Investment A        reinvested unless you request otherwise. You can
Shares, Investment C       receive them in cash or by electronic funds transfer
Shares and Institutional   to your bank account if you are not a participant in
Shares)                    an IRA account or in a tax qualified plan. There are
                           no sales charges for reinvested distributions.
                           Institutional Share dividends are higher than Investment A Share dividends which are higher than Investment B which are higher than Investment C Share dividends. This is because Institutional Shares have lower operating expenses than Investment A Shares which have lower operating expenses than Investment
                           Shares.

                           Distributions are made on a per Share basis regardless of how long you've owned your Shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

                           Dividends, if any, are declared and paid quarterly by the Large Cap Core Fund and the Large Cap Growth Fund. Capital gains, if any, are distributed at least annually.

Taxes - Large Cap Core Fund and Large Cap Growth Fund.
------------------------------------------------------

Taxation of Shareholder    A sale, exchange, or redemption of Fund shares
Transactions               generally will result in a taxable gain or loss to
                           the shareholder.

Taxation of Distributions  Each Fund expects to distribute substantially all of its investment income (including net capital gains) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

                           This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Financial Highlights - Large Cap Core Fund and Large Cap Growth Fund.
---------------------------------------------------------------------

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund Share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

The Large Cap Core Fund currently is named Fifth Third Large Cap Value Fund. Thus, the financial highlights table reflects the performance of the Fifth Third Large Cap Value Fund which invests in value oriented stocks primarily and does not include a significant growth oriented stock component.

The information for the Fifth Third Large Cap Core Fund and the Fifth Third Large Cap Growth Fund for the period ended July 31, 2001 has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are included in the Funds' report, which is available upon request. The information for the Funds for the years ended December 31, 2000 and prior have been audited by KPMG LLP, whose report, along with the Funds' financial statements, are incorporated by reference in the SAI, which is available upon request.

Fifth Third Funds
Financial Highlights
Large Cap Growth Fund

--------------------------------------------------------------------------------

                                   Increase/(Decrease) in Net
                                     Assets Resulting from                     Less Dividends and
                                           Operations                          Distributions from
                                 -----------------------------                 ------------------
                                             Net Realized and
                                                Unrealized                                                        Net
                       Net Asset            Gains/(Losses) from Change in Net                          Total     Asset
                        Value,      Net        Investments,         Assets        Net       Net      Dividends   Value,
                       Beginning Investment Futures and Option  Resulting from Investment Realized      and      End of
                       of Period   Income        Contracts        Operations     Income    Gains   Distributions Period
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES - Ticker Symbol: KLCGX
Period ended   1999(a)  $10.00      0.01            1.88             1.89        (0.01)    (0.01)      (0.02)    $11.87
Year ended     2000     $11.87      0.03           (1.84)           (1.81)       (0.03)    (0.02)      (0.05)    $10.01
Period ended   2001(b)  $10.01      0.01           (1.11)           (1.10)       (0.01)       --       (0.01)    $ 8.90
Six months
 ended
 (Unaudited)   2002     $ 8.90      0.01           (0.57)           (0.56)       (0.01)       --       (0.01)    $ 8.33
------------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES - Ticker Symbol:
FLFAX
Year ended     1999(a)  $10.00        --            1.88             1.88        (0.01)    (0.01)      (0.02)    $11.86
Year ended     2000     $11.86      0.01           (1.84)           (1.83)       (0.01)    (0.02)      (0.03)    $10.00
Period ended   2001(b)  $10.00        --           (1.10)           (1.10)       (0.01)       --       (0.01)    $ 8.89
Six months
 ended
 (Unaudited)   2002     $ 8.89      0.01           (0.57)           (0.56)       (0.01)       --       (0.01)    $ 8.32
------------------------------------------------------------------------------------------------------------------------
INVESTMENT B SHARES - Ticker Symbol: FLFBX
Period
 ended
 (Unaudited)   2002(c)  $ 8.17        --            0.14             0.14        (0.00)+      --       (0.00)+   $ 8.31
------------------------------------------------------------------------------------------------------------------------
INVESTMENT C SHARES - Ticker Symbol: FLFCX

 Period ended
 (Unaudited)   2002(c)  $ 8.17        --            0.14             0.14           --        --          --     $ 8.31
------------------------------------------------------------------------------------------------------------------------


                                        Ratios/Supplemental Data
                          ---------------------------------------------------
                                   Ratios of   Ratios of   Ratios of
                 Total      Net    Expenses       Net      Expenses
                Return    Assets,     to      Investment      to
               (excludes  End of    Average  Income/(Loss)  Average  Portfolio
                 sales    Period      Net     to Average      Net    Turnover
                charge)   (000's)   Assets    Net Assets   Assets/\  Rate #
------------------------------------------------------------------------------
INSTITUTIONAL SHARES - Ticker Symbol: KLCGX
Period ended     18.91%*  $183,259   0.97%**      0.39%**    0.98%**    --
Year ended      (15.25%)  $273,998   0.93%        0.32%      0.94%       5%
Period ended    (10.96%)* $255,259   0.94%**      0.26%**    0.94%**     8%
Six months
 ended
 (Unaudited)     (6.27%)* $206,725   0.95%**      0.35%**    0.97%**     3%
------------------------------------------------------------------------------
INVESTMENT A SHARES - Ticker Symbol:
FLFAX
Year ended       18.87%*  $    253   1.23%**      0.00%**    1.24%**    --
Year ended      (15.53%)  $    589   1.18%        0.08%      1.19%       5%
Period ended    (11.01%)* $    604   1.19%**      0.01%**    1.19%**     8%
Six months
 ended
 (Unaudited)     (6.32%)* $    687   1.20%**      0.09%**    1.22%**     3%
------------------------------------------------------------------------------
INVESTMENT B SHARES - Ticker Symbol: FLFBX
Period
 ended
 (Unaudited)      1.73%*  $     88   1.96%**     (0.79%)**   2.00%**     3%
------------------------------------------------------------------------------
INVESTMENT C SHARES - Ticker Symbol: FLFCX

 Period ended
 (Unaudited)      1.71%*  $      1   1.82%**     (0.54%)**   1.82%**     3%
------------------------------------------------------------------------------

(a) Reflects operations for the period from October 19, 1999 (date of commencement of operations) to December 31, 1999.
(b) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31.
(c) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to January 31, 2002.
*   Not annualized.
**  Annualized.
/\ During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
# Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
+   Amount less than $0.005.

Fifth Third Funds
Financial Highlights
Large Cap Value Fund

--------------------------------------------------------------------------------

                                               Increase/(Decrease) in Net Assets            Less Dividends and
                                                   Resulting from Operations                Distributions from
                                               --------------------------------             ------------------
                                                              Net Realized and
                                                                 Unrealized      Change in
                                     Net Asset               Gains/(Losses) from Net Assets                         Total
                                      Value,      Net           Investments,     Resulting     Net       Net      Dividends
                                     Beginning Investment    Futures and Option     from    Investment Realized      and
                                     of Period   Income           Contracts      Operations   Income    Gains   Distributions
------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES - Ticker Symbol: KNVEX
Year ended                   1996     $13.25      0.30               2.16           2.46      (0.30)    (1.51)      (1.81)
Year ended                   1997     $13.90      0.25               3.04           3.29      (0.25)    (1.39)      (1.64)
Year ended                   1998     $15.55      0.13               4.03           4.16      (0.14)    (1.54)      (1.68)
Year ended                   1999     $18.03      0.12               3.20           3.32      (0.12)    (0.81)      (0.93)
Year ended                   2000     $20.42      0.07              (2.24)         (2.17)     (0.07)    (1.34)      (1.41)
Period ended                 2001(a)  $16.84      0.03              (1.43)         (1.40)     (0.03)    (0.24)      (0.27)
Six months ended (Unaudited) 2002     $15.17      0.03              (1.03)         (1.00)     (0.03)    (0.31)      (0.34)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT A SHARES - Ticker Symbol: KNVIX
Year ended                   1996     $13.19      0.26               2.15           2.41      (0.28)    (1.51)      (1.79)
Year ended                   1997     $13.81      0.21               3.02           3.23      (0.21)    (1.39)      (1.60)
Year ended                   1998     $15.44      0.08               4.00           4.08      (0.10)    (1.54)      (1.64)
Year ended                   1999     $17.88      0.07               3.18           3.25      (0.07)    (0.81)      (0.88)
Year ended                   2000     $20.25      0.02              (2.22)         (2.20)     (0.02)    (1.34)      (1.36)
Period ended                 2001(a)  $16.69      0.02              (1.42)         (1.40)     (0.03)    (0.24)      (0.27)
Six months ended (Unaudited) 2002     $15.02      0.03              (1.04)         (1.01)     (0.03)    (0.31)      (0.34)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT B SHARES - Ticker Symbol: FBLVX
Period ended (Unaudited)     2002(b)  $13.86      0.01               0.24           0.25      (0.01)    (0.31)      (0.32)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT C SHARES - Ticker
Symbol: FCLVX
Period ended (Unaudited)     2002(b)  $13.86      0.01               0.25           0.26      (0.01)    (0.31)      (0.32)
------------------------------------------------------------------------------------------------------------------------------

                                                             Ratios/Supplemental Data
                                               ---------------------------------------------------
                                                        Ratios of               Ratios of
                              Net     Total      Net    Expenses  Ratios of Net Expenses
                             Asset   Return    Assets,     to      Investment      to
                             Value, (excludes  End of    Average  Income/(Loss)  Average  Portfolio
                             End of   sales    Period      Net     to Average      Net    Turnover
                             Period  charge)   (000's)   Assets    Net Assets   Assets/\  Rate #
---------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES - Ticker Symbol: KNVEX
Year ended                   $13.90   19.47%   $500,857   0.95%        2.18%      0.95%      39%
Year ended                   $15.55   24.14%   $697,973   0.92%        1.61%      0.93%      88%
Year ended                   $18.03   28.07%   $827,828   0.93%        0.77%      0.94%      20%
Year ended                   $20.42   18.79%   $822,414   0.92%        0.62%      0.93%       9%
Year ended                   $16.84  (11.25%)  $624,860   0.91%        0.35%      0.92%      14%
Period ended                 $15.17   (8.24%)* $547,524   0.93%**      0.40%**    0.94%**     5%
Six months ended (Unaudited) $13.83   (6.61%)* $459,924   0.94%**      0.60%**    0.96%**     2%
---------------------------------------------------------------------------------------------------
INVESTMENT A SHARES - Ticker Symbol: KNVIX
Year ended                   $13.81   19.14%   $ 15,063   1.09%        1.77%      1.09%      39%
Year ended                   $15.44   23.89%   $ 35,343   1.17%        1.31%      1.18%      88%
Year ended                   $17.88   27.68%   $ 50,458   1.18%        0.50%      1.19%      20%
Year ended                   $20.25   18.53%   $ 58,336   1.18%        0.36%      1.19%       9%
Year ended                   $16.69  (11.47%)  $ 47,847   1.16%        0.10%      1.17%      14%
Period ended                 $15.02   (8.36%)* $ 38,659   1.18%**      0.15%**    1.19%**     5%
Six months ended (Unaudited) $13.67   (6.78%)* $ 30,457   1.19%**      0.35%**    1.21%**     2%
---------------------------------------------------------------------------------------------------
INVESTMENT B SHARES - Ticker Symbol: FBLVX
Period ended (Unaudited)     $13.79    4.14%*  $     80   1.97%**     (0.41%)**   2.03%**     2%
---------------------------------------------------------------------------------------------------
INVESTMENT C SHARES - Ticker
Symbol: FCLVX
Period ended (Unaudited)     $13.80    4.19%*  $      1   1.81%**     (0.24%)**   1.81%**     2%
---------------------------------------------------------------------------------------------------

(a) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31.
(b) Reflects operations for the period from October 29, 2001 (date of commencement of operations) to January 31, 2002.
*   Not annualized.
**  Annualized.
/\ During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
# Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Information Filed With The Securities And Exchange Commission. Fifth Third Funds is subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, registration statements and other information filed by Fifth Third Funds can be inspected and copied at the public reference facilities of the SEC at 450 Fifth Street, N.W. Washington, D.C. 20549. Copies of such filings may also be available at the following SEC regional offices: 7 Tremont Street, Suite 600, Boston, MA 02108; 500 West Madison Street, Suite 1400, Chicago, IL 60611-2511; and the Curtis Center, Suite 1005E, 601 Walnut Street, Philadelphia, PA 19106. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

                               VOTING INFORMATION
                               ------------------

         Proxies are being solicited from shareholders of the Large Cap Growth Fund by the Trustees of Fifth Third Funds for the Special Meeting of shareholders to be held on July 12, 2002, at the office Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 at 10:00 a.m., Eastern time, or at such later time made necessary by adjournment. This Combined Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about May 30, 2002. The costs of the proxy materials and proxy solicitations will be borne by Fifth Third Bank. A proxy may be revoked at any time at or before the meeting by submitting to Fifth Third Funds a subsequently dated proxy, delivering a written notice of revocation to Fifth Third Funds at 3435 Stelzer Road, Columbus, Ohio 43219 or as otherwise described in the "Introduction" above. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal (set forth in item (1) of the Notice of Special Meeting to implement the reorganization of the Large Cap Growth Fund by the transfer of all of its assets to the Large Cap Core Fund, in exchange for Fifth Third Institutional, Investment A, Investment B and Investment C Shares of the Large Cap Core Fund and the assumption by the Large Cap Core Fund of all of the liabilities of the Large Cap Growth Fund followed by the dissolution and liquidation of the Large Cap Growth Fund and the distribution of Shares to the shareholders of the Large Cap Growth Fund. All Large Cap Growth Fund shareholders will receive Shares of the Fifth Third Class (Institutional, Investment A, Investment B, or Investment C) that corresponds to the Class of the Large Cap Growth Fund Shares that they hold (Institutional, Investment A, Investment B, or Investment C, respectively). The Transaction contemplated by the Plan of Reorganization will be consummated only if: (1) a quorum is present (except as otherwise provided by law, to constitute a quorum for the transaction of business at a shareholders' meeting, there must be present, in person or by proxy, holders of a majority of the total number of shares of the Large Cap Growth Fund then outstanding and entitled to vote at the meeting); (2) approved by the affirmative vote of a majority of all votes attributable to the voting securities of the Large Cap Growth Fund voting as a Fund, as described above; and (3) the other closing conditions set forth in the Reorganization Plan are satisfied. In the event the shareholders do not approve the reorganization, the Trustees of Fifth Third Funds will consider possible alternative arrangements in the best interests of Fifth Third Funds and its shareholders.

         Proxies are being solicited by mail. Shareholders of record of the Large Cap Growth Fund at the close of business on April 26, 2002, (the "Record Date"), will be entitled to vote at the Special Meeting of shareholders or any adjournment thereof. Each Share is entitled to one vote as of the close of business on April 26, 2002. The holders of a majority of votes attributable to the outstanding voting Shares of a Fifth Third Fund represented in person or by proxy at the meeting will constitute a quorum for such Fund for the meeting, and a majority of the Shares of a Fifth Third Fund voted on the Transaction is necessary to approve the Transaction.

         As of April 26, 2002, there were outstanding the following amount of Shares of Institutional, Investment A, Investment B and Investment C Class of the Large Cap Growth Fund:

Investment A Shares:
Investment B Shares:
Investment C Shares:
Institutional Shares:

         Votes cast by proxy, telephone, the Internet or in person at the meeting will be counted by the inspector of election appointed by Fifth Third Funds. The inspector of election will count the total number of votes cast "for" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The inspector of election will count Shares represented by proxies that reflect abstentions as Shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum; however, the inspector of election will not count "broker non-votes" (i.e., Shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and
(ii) the broker or nominee does not have the discretionary voting power on a particular matter) as Shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. For purposes of determining whether an issue has been approved, abstentions have the effect of a negative vote on the proposal, and broker non-votes are treated as "against" votes in those instances where approval of an issue requires a certain percentage of all votes outstanding, but are given no effect in those instances where approval of an issue requires a certain percentage of the votes constituting the quorum for such issue.

         Fifth Third Funds' Trustees know of no matters other than those set forth herein to be brought before the meeting. If, however, any other matters properly come before the meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

         As of April 26, 2002, the officers and Trustees of Fifth Third Funds as a group beneficially owned less than 1% of the outstanding Shares of Institutional, Investment A, Investment B and Investment C Shares of any of the Fifth Third Funds [CONFIRM]. The information in the following table shows, to the best of the knowledge of Fifth Third Funds, the shareholders who owned of record or beneficially 5% or more of the indicated Fund and Class. The table also shows, as far as practicable, the percentage of record and beneficial ownership of these same shareholders upon consummation of the Transaction calculated on the basis of holdings as of the April 26, 2002 record date. Those shareholders who beneficially own 25% or more of the outstanding Shares of a Fund may be deemed to be controlling persons of that Fund under the 1940 Act. In this context, "control" shall mean (1) the beneficial ownership, either directly or through one or more controlled companies of more than 25% of the voting securities of a company; (2) the acknowledgement or assertion by either the controlled or controlling party of the existence of control; or (3) an adjudication under ss.2(a)(9)of the 1940 Act which has become final, that control exists.

                                                                     Approximate      Approximate
                                                   Percent of        Percent of       Percent of
                               Percent of          Beneficial        Record           Beneficial
                               Record              Ownership         Ownership        Ownership
                               Ownership           as of             Upon             Upon
Name and Address               as of 4/26/2002     4/26/2002         Consummation     Consummation
----------------               ---------------     ---------         ------------     ------------
FIFTH THIRD
LARGE CAP CORE FUND

FIFTH THIRD
LARGE CAP GROWTH FUND

[Please confirm that 5% or more of any class will not be held subject to any voting trust or similar agreement.]

Fifth Third Funds has been advised that, with respect to the shares of the Large Cap Growth Fund over which Fifth Third Bank and its affiliates have voting power, such shares will be either (i) voted by an independent fiduciary, or (ii) voted by Fifth Third Bank and its affiliates in the same proportion as those shares over which it does not have voting power.

THE BOARD OF TRUSTEES OF FIFTH THIRD FUNDS, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMEND APPROVAL OF THE REORGANIZATION PLAN.

                                   APPENDIX A

                                FIFTH THIRD FUNDS

                      Fifth Third Large Cap Growth Fund and
                        Fifth Third Large Cap Value Fund

                             PLAN OF REORGANIZATION
                             ----------------------

         This Plan of Reorganization having been approved by the Board of Trustees of Fifth Third Funds is made as of , 2002, by Fifth Third Funds, on behalf of the Fifth Third Large Cap Growth Fund and the Fifth Third Large Cap Value Fund (the "Plan"). The capitalized terms used herein shall have the meaning ascribed to them in this Plan.

Overview of Plan of Reorganization

         (a) The Fifth Third Large Cap Growth Fund ("Large Cap Growth Fund") will sell, assign, convey, transfer and deliver to the Fifth Third Large Cap Value Fund ("Large Cap Value Fund"), and Large Cap Value Fund will acquire, on the Exchange Date, all of the properties and assets existing at the Valuation Time in the Large Cap Growth Fund.

         In consideration therefor, Large Cap Value Fund shall, on the Exchange Date, assume all of the liabilities of Large Cap Growth Fund and transfer to Large Cap Growth Fund a number of full and fractional units of beneficial interest ("Shares") such Shares being Institutional, Investment A, Investment B and Investment C Shares of Large Cap Value having an aggregate net asset value equal to the value of the assets of Large Cap Growth transferred to Large Cap Value on such date less the value of all of the liabilities of Large Cap Growth assumed by Large Cap Value on that date. It is intended that the reorganization described in this Plan shall be a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

         (b) Upon consummation of the transaction described in paragraph (a) of this Plan, Large Cap Growth in complete liquidation shall distribute to its respective shareholders of record as of the Exchange Date the Large Cap Value Shares received by it, each shareholder being entitled to receive that number of such Large Cap Value Shares equal to the proportion which the number of Shares of Large Cap Growth held by such shareholder bears to the number of such Shares of Large Cap Growth outstanding on such date. Large Cap Growth shareholders of record holding Institutional, Investment A, Investment B or Investment C Shares will receive Institutional, Investment A, Investment B or Investment C Shares, respectively, of Large Cap Value.

Factual Basis of the Plan

         1. Representations and Warranties of Fifth Third Funds Each of Fifth Third Funds, Large Cap Growth and Large Cap Value jointly and severally represents and warrants that:

         (a) Fifth Third Funds is a business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Plan. Each of Fifth Third Funds, Large Cap Growth and Large Cap Value is not required to qualify as a foreign association in any jurisdiction. Each of Fifth Third Funds, Large Cap Growth and Large Cap Value has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on business as now being conducted and to fulfill the terms of this Plan, except as set forth in Section 1(i).

         (b) Fifth Third Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Large Cap Growth and Large Cap Value have elected to qualify and have qualified as regulated investment companies under Part I of Subchapter M of the Code as of and since their first taxable year, and the Large Cap Growth and Large Cap Value qualify and intend to continue to qualify as regulated investment companies for the taxable year ending upon their liquidation. Large Cap Growth and Large Cap Value have been regulated investment companies under such Sections of the Code at all times since their inception.

         (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of investments (indicating their market values) for Large Cap Growth and Large Cap Value for the year ended July 31, 2001, fairly present the financial position of Large Cap Growth and Large Cap Value as of such date, and said statements of operations and changes in net assets and financial highlights fairly reflect the results of operations, changes in net assets and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles.

         (d) The prospectuses of each of Large Cap Growth and Large Cap Value dated October 29, 2001, as filed with the Securities and Exchange Commission (the "Commission") (the "Prospectuses") and the Statement of Additional Information for Fifth Third Funds, dated October 29, 2001 (the "Fifth Third Statement of Additional Information") as filed with the Commission, did not as of such date, and will not as of the Exchange Date, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Fifth Third Funds, Large Cap Growth or Large Cap Value, overtly threatened against Fifth Third Funds, Large Cap Growth or Large Cap Value, which assert liability on the part of Fifth Third Funds, Large Cap Growth or Large Cap Value.

         (f) There are no material contracts outstanding to which Fifth Third Funds, Large Cap Growth or Large Cap Value is a party, other than as disclosed in Fifth Third's Prospectuses and Statement of Additional Information or in the Registration Statement.

         (g) Large Cap Growth has no known liabilities of a material nature, contingent or otherwise, other than those shown on its statement of assets and liabilities as of July 31, 2001, referred to above and those incurred in the ordinary course of the business of Fifth Third Funds as an investment company or Large Cap Growth since such date. Prior to the Exchange Date, Large Cap Growth will advise Large Cap Value of all known material liabilities, contingent or otherwise, incurred by it subsequent to July 31, 2001, whether or not incurred in the ordinary course of business.

         (h) Fifth Third Funds and each of Large Cap Growth and Large Cap Value has filed or will file all federal and other tax returns which, to the knowledge of Fifth Third Funds' officers, are required to be filed by Fifth Third Funds and each of Large Cap Growth and Large Cap Value and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by Large Cap Growth and Large Cap Value. To the best of such officers' knowledge, all tax liabilities of each of Large Cap Growth and Large Cap Value have been adequately provided for on its books, and no tax deficiency or liability of Large Cap Growth and Large Cap Value has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

         (i) No consent, approval, authorization or order of any governmental authority is required for the consummation by Fifth Third Funds, Large Cap Growth or Large Cap Value of the transaction contemplated by this Plan, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws or the H-S-R Act.

         (j) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 1(i), Fifth Third Funds on behalf of Large Cap Value will have full right, power and authority to purchase the

Investments and any other assets and assume the liabilities of Large Cap Growth to be transferred to Large Cap Value pursuant to this Plan.

         (k) The Registration Statement, the Prospectuses and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to Fifth Third Funds, Large Cap Growth and Large Cap Value: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) and at the Exchange Date, the Prospectuses, as amended or supplemented by any amendments or supplements filed with the Commission by Fifth Third Funds, Large Cap Growth or Large Cap Value, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectuses or the Proxy Statement made in reliance upon and in conformity with information furnished by Large Cap Growth or Large Cap Value for use in the Registration Statement, the Prospectuses or the Proxy Statement.

         (l) Large Cap Value Shares to be issued to Large Cap Growth have been duly authorized and, when issued and delivered pursuant to this Plan and the Prospectuses, will be legally and validly issued and will be fully paid and nonassessable by Fifth Third Funds and no shareholder of Fifth Third Funds will have any preemptive right of subscription or purchase in respect thereof.

         (m) The issuance of Large Cap Value Shares pursuant to this Plan will be in compliance with all applicable federal and state securities laws.

Specifics of Plan

         2. Reorganization. (a) Subject to the requisite approval of the shareholders of Large Cap Growth and to the other terms and conditions contained herein (including Large Cap Growth's obligation to distribute to its respective shareholders all of its investment company taxable income and net capital gain as described in Section 8(j) hereof), Large Cap Growth agrees to sell, assign, convey, transfer and deliver to Large Cap Value, and Large Cap Value agrees to acquire from Large Cap Growth, on the Exchange Date all of the Investments and all of the cash and other assets of Large Cap Growth in exchange for that number of Shares of Large Cap Value provided for in Section 3 and the assumption by Large Cap Value of all of the liabilities of Large Cap Growth. Pursuant to this Plan, Large Cap Growth will, as soon as practicable after the Exchange Date, distribute in liquidation all of the Large Cap Value Shares received by it to its shareholders in exchange for their Shares of Large Cap Growth.

         (b) Fifth Third Funds, on behalf of Large Cap Growth, will pay or cause to be paid to Large Cap Value any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to Large Cap Value hereunder. Fifth Third Funds, on behalf of Large Cap Growth, will transfer to Large Cap Value any rights, stock dividends or other securities received by Large Cap Growth after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends and other securities shall be deemed included in the assets transferred to Large Cap Value at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of Large Cap Growth acquired by Large Cap Value.

         3. Exchange Date; Valuation Time. On the Exchange Date, Large Cap Value will deliver to Large Cap Growth a number of Large Cap Value Shares having an aggregate net asset value equal to the value of the assets attributable to each corresponding class of Shares of Large Cap Growth acquired by Large Cap

Value, less the value of the liabilities of Large Cap Growth assumed, determined as hereafter provided in this Section 3.

         (a) Subject to Section 3(d) hereof, the value of Large Cap Growth's net assets will be computed as of the Valuation Time using the valuation procedures for Large Cap Value set forth in the Fifth Third Prospectuses and Fifth Third Statement of Additional Information. In no event shall the same security held by both Large Cap Growth and Fifth Third Funds be valued at different prices.

         (b) Subject to Section 3(d) hereof, the net asset value of a Share of Large Cap Value will be determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the Fifth Third Prospectuses for Large Cap Value.

         (c) Subject to Section 3(d), the Valuation Time shall be 4:00 p.m. Eastern Standard time on July 19, 2001, or such earlier or later days as may be established by the proper officers of Fifth Third Funds (the "Valuation Time").

         (d) No formula will be used to adjust the net asset value of Large Cap Growth or Large Cap Value to take into account differences in realized and unrealized gains and losses.

         (e) Large Cap Value shall issue its Shares to Large Cap Growth on one share deposit receipt registered in the name of Large Cap Growth. Large Cap Growth shall distribute in liquidation the Large Cap Value Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to Fifth Third Funds' transfer agent which will as soon as practicable set up open accounts for Large Cap Growth shareholder, in accordance with written instructions furnished by Large Cap Growth.

         (f) Large Cap Value shall assume all liabilities of Large Cap Growth, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of Large Cap Growth or otherwise, except that recourse for assumed liabilities relating to Large Cap Growth will be limited to Large Cap Value.

         4. Expenses, Fees, etc. (a) All fees and expenses incurred by Large Cap Growth and/or Large Cap Value as a direct result of the transaction contemplated by this Plan, will be borne by Fifth Third Bank, including the costs of proxy materials, proxy solicitations and legal expenses. Fees and expenses not incurred directly in connection with the consummation of the Transaction will be paid by the party directly incurring such expenses.


          (b) Notwithstanding any other provisions of this Plan, if for any reason the transaction contemplated by this Plan is not consummated, no party shall be liable to the other party for any damages resulting therefrom, including without limitation consequential damages.

         5. Permitted Assets. Fifth Third Funds and Large Cap Growth agree to review the assets of Large Cap Growth to ensure that at any time prior to the Exchange Date the assets of Large Cap Growth do not include any assets that Large Cap Value is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by Large Cap Growth, is unsuitable for Large Cap Value to acquire.

         6. Exchange Date. Delivery of the assets of Large Cap Growth to be transferred, assumption of the liabilities of Large Cap Growth to be assumed, and the delivery of Large Cap Value Shares to be issued shall be made at the offices of Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219, at 10:00 a.m. Eastern standard time on July 22, 2002 or at such other times and dates established by the proper officers of Fifth Third Funds, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

         7. Special Meeting of Shareholders; Dissolution. (a) Large Cap Growth agrees to call a special meeting of the shareholders as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the assets of Large Cap Growth to and the assumption of all of the liabilities of Large Cap Growth by Large Cap Value as herein provided, approving this Plan, and authorizing the liquidation and dissolution of Large Cap Growth, and it shall be a condition to the obligations of each of the parties hereto that the holders of the Shares of Large Cap Growth shall have approved this Plan and the transaction contemplated herein in the manner required by law and Fifth Third Funds' Declaration of Trust and Bylaws at such a meeting on or before the Valuation Time.

         (b) Large Cap Growth agrees that the liquidation of it will be effected in the manner provided in Fifth Third Funds' Declaration of Trust and Bylaws in accordance with applicable law, that it will not make any distributions of any Large Cap Value Shares to the shareholders of Large Cap Growth without first paying or adequately providing for the payment of all of Large Cap Growth's known debts, obligations and liabilities.

         8. Conditions to Be Met Regarding the Transaction. The intention of Fifth Third Funds shall be subject to the following conditions:

         (a) This Plan shall have been adopted and the transaction contemplated hereby, including the liquidation of Large Cap Growth, shall have been approved by the shareholders of Large Cap Growth in the manner required by law.

         (b) Large Cap Growth shall have furnished to Large Cap Value a statement of Large Cap Growth's assets and liabilities, with values determined as provided in Section 3 of this Plan, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on Large Cap Growth's behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Large Cap Growth since July 31, 2001, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of Shares of Large Cap Growth, dividends paid or losses from operations.

         (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of Large Cap Growth made in this Plan are true and correct in all material respects as if made at and as of such dates, Large Cap Growth has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to each of such dates, and Large Cap Growth shall have furnished to Large Cap Value a statement, dated the Exchange Date, signed by Fifth Third Funds' President (or any Vice President) and Treasurer certifying those facts as of such dates.

         (d) There shall not be any material litigation pending with respect to the matters contemplated by this Plan.

         (e) Fifth Third Funds shall have received an opinion of Ropes & Gray dated the Exchange Date to the effect that: (i) Fifth Third Funds is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts, and neither Fifth Third Funds, Large Cap Growth, nor Large Cap Value is, to the knowledge of such counsel, required to qualify to do business as a foreign association in any jurisdiction; (ii) Fifth Third Funds and Large Cap Growth have power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transaction contemplated hereby in accordance with the terms of this Plan, Fifth Third Funds and Large Cap Growth will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to Large Cap Value;
(iii) the adoption of this Plan did not, and the consummation of the transaction contemplated hereby will not, violate Fifth Third Funds' Declaration of Trust or Bylaws, as amended, or any provision of any agreement known to such counsel to which Fifth Third Funds is a party or by which it is bound; (iv) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Fifth Third Funds of the transaction contemplated hereby, except such as have been obtained under the Securities Act of 1933 (the "1933 Act"), the Securities Exchange Act of 1934 ("the 1934 Act") and the 1940 Act; (v) this Plan has been duly authorized, executed and delivered by Fifth Third Funds and is a valid and binding obligation of Fifth Third Funds; and (vi) the Shares of Large Cap Value to be delivered to Large Cap Growth as provided for by this Plan are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by Fifth Third Funds and no shareholder of Fifth Third Funds has any preemptive right to subscription or purchase in respect thereof.

         (f) Fifth Third Funds shall have received an opinion of Ropes & Gray addressed to Fifth Third Funds and dated the Exchange Date to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for Federal income tax purposes: (i) the transaction will constitute a reorganization within the meaning of Section 368(a) of the Code, and Large Cap Value and Large Cap Growth will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by Large Cap Value upon the receipt of the assets of Large Cap Growth in exchange for Large Cap Value Shares and the assumption by Large Cap Value of the liabilities of Large Cap Growth; (iii) the basis in the hands of Large Cap Value of the assets of Large Cap Growth transferred to Large Cap Value in the transaction will be the same as the basis of such assets in the hands of Large Cap Growth immediately prior to the transfer; (iv) the holding periods of the assets of Large Cap Growth in the hands of Large Cap Value will include the periods during which such assets were held by Large Cap Growth; (v) no gain or loss will be recognized by Large Cap Growth upon the transfer of Large Cap Growth's assets to Large Cap Value in exchange for Large Cap Value Shares and the assumption by Large Cap Value of the liabilities of Large Cap Growth, or upon the distribution of Large Cap Value Shares by Large Cap Growth to its shareholders in liquidation; (vi) no gain or loss will be recognized by Large Cap Growth shareholders upon the exchange of their Large Cap Growth Shares for Large Cap Value Shares; (vii) the aggregate basis of Large Cap Value Shares a Large Cap Growth shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Large Cap Growth Shares exchanged therefor; (viii) a Large Cap Growth shareholder's holding period for his or her Large Cap Growth Shares will be determined by including the period for which he or she held the Large Cap Growth Shares exchanged therefor, provided that he or she held such Large Cap Growth Shares as capital assets; and
(ix) Large Cap Value will succeed to and take into account the items of Large Cap Growth described in Section 381(c) of the Code. Large Cap Value will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

         (g) The assets of Large Cap Growth to be acquired by Large Cap Value will include no assets which Large Cap Value, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in Fifth Third Prospectuses in effect on the Exchange Date, may not properly acquire. Fifth Third Funds shall not change Fifth Third Funds' Declaration of Trust and Fifth Third Prospectuses so as to restrict permitted investments for Large Cap Value except as required by the Commission or any state regulatory authority.

         (h) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Fifth Third Funds, contemplated by the Commission and or any state regulatory authority.

         (i) Fifth Third Funds shall have received from the Commission such order or orders as Ropes & Gray deems reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act in connection with the transaction contemplated hereby, and that all such orders shall be in full force and effect.

         (j) Prior to the Exchange Date, Large Cap Growth and Large Cap Value shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to each of its shareholders all of its investment company taxable income for its taxable years ending on or after July 31, 2001, and on or prior to the Exchange Date (computed without regard to any deduction for dividends paid), and all of its net capital gain realized in each of its taxable years ending on or after July 31, 2001 and on or prior to the Exchange Date (after reduction for any capital loss carryover).

         (k) Large Cap Growth shall have furnished to Large Cap Value a certificate, signed by the President (or any Vice President) and the Treasurer of Fifth Third Funds, as to the tax cost to Large Cap Growth of the securities delivered to Large Cap Value pursuant to this Plan, together with any such other evidence as to such tax cost as Large Cap Value may reasonably request.

         (l) Fifth Third Funds shall have received from the custodian of Fifth Third Funds a certificate identifying all of the assets of Large Cap Growth held by such custodian as of the Valuation Time.

         (m) The transfer agent of Fifth Third Funds shall have provided to Fifth Third Funds (i) a record specifying the number of Shares of Large Cap Growth outstanding as of the Valuation Time and (iii) a record specifying the name and address of each holder of record of any such Shares of Large Cap Growth and the number of Large Cap Growth Shares held of record by each such shareholder as of the Valuation Time. Large Cap Growth's transfer agent shall also have provided Fifth Third Funds with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent.

         (n) Fifth Third Funds, on behalf of Large Cap Value, shall have executed and delivered an Assumption of Liabilities dated as of the Exchange Date pursuant to which Large Cap Value will assume all of the liabilities of Large Cap Growth existing at the Valuation Time in connection with the transaction contemplated by this Plan.

           (o) Fifth Third Funds, on behalf of Large Cap Growth, shall have executed and delivered an instrument of transfer ("Transfer Document") and any other certificates or documents Fifth Third Funds may deem necessary or desirable to transfer Large Cap Growth's entire right, title and interest in and to the Investments and all other assets of Large Cap Growth.

         9. No Broker, etc. There is no person who has dealt with Fifth Third Funds, Large Cap Growth or Large Cap Value who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transaction contemplated by this Plan.

         10. Termination. Fifth Third Funds may, by consent of its Trustees, terminate this Plan, and Fifth Third Funds, after consultation with counsel, may modify this Plan in any manner deemed necessary or desirable.

         11. Covenants, etc. Deemed Material. All covenants, agreements, representations and warranties made under this Plan and any certificates delivered pursuant to this Plan shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

         12. Sole Plan; Amendments. This Plan supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

         13. Rule 145. Pursuant to Rule 145 under the 1933 Act, Fifth Third Funds will, in connection with the issuance of any Shares of the Large Cap Value Fund to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

THESE SHARES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO FIFTH THIRD

FUNDS OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR
(ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO FIFTH THIRD FUNDS SUCH REGISTRATION IS NOT REQUIRED.

and, further, Fifth Third Funds will issue stop transfer instructions to Fifth Third Funds' transfer agent with respect to such Large Cap Value Shares.

         14. Fifth Third Funds' Declaration of Trust Fifth Third Funds is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "Fifth Third Funds" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Fifth Third Funds personally, but bind only the assets of Fifth Third Funds and all persons dealing with any series or funds of Fifth Third Funds, such as Large Cap Value, must look solely to the assets of Fifth Third Funds belonging to such series or funds for the enforcement of any claims against Fifth Third Funds.

         AS ADOPTED ON                      , 2002
                       ---------------------

                                FIFTH THIRD FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information contains information which may be of interest to investors but which is not included in the Combined Prospectus/Proxy Statement (the "Prospectus") of Fifth Third Funds dated May 30, 2002 relating to the transfer of assets from the Fifth Third Large Cap Growth Fund to the Fifth Third Large Cap Core Fund.

     The Statement of Additional Information for the Large Cap Growth Fund and the Large Cap Core Fund* dated October 29, 2001 and the Semi-Annual Report for each Fund for the period ended January 31, 2002 have been filed with the Securities and Exchange Commission and are incorporated herein by reference. This Statement of Additional Information is not a prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus. A copy of the May 30, 2002 Prospectus may be obtained, without charge, by writing Fifth Third Funds, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-799-5353.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement. The audited financial statements and related independent accountants' report for the Funds contained in the Semi-Annual Report dated January 31, 2002, are hereby incorporated herein by reference. No other parts of the Annual Reports are incorporated by reference herein.

     The date of this Statement of Additional Information is May 30, 2002.

     * Currently named the Large Cap Value Fund, to be renamed the Large Cap Core Fund effective July 22, 2002. Thus, performance information contained in the Statement of Additional Information dated October 29, 2001 and the Semi-Annual Report is that of the Fifth Third Large Cap Value Fund which invests in value oriented stocks primarily and does not include a significant growth oriented stock component.

                                TABLE OF CONTENTS

Additional Investment Strategies and Risks of the
Large Cap Core Fund and the Large Cap Growth Fund ..........................B-3

Financial Statements of the Large Cap Core Fund and the Large Cap Growth
Fund on a pro forma basis as of and for the periods ended July 31, 2001
(audited) and January 31, 2002 (unaudited) .................................B-7

Additional Information About the Funds' Investments

Investment Practices

The Large Cap Core Fund and the Large Cap Growth Fund invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Fifth Third Statement of Additional Information dated October 29, 2001 for additional details regarding these and other permissible investments.

                                            INSTRUMENT                                                 RISK TYPE
                                            ----------                                                 ---------
American Depositary Receipts (ADRs): ADRs are foreign shares of a                                  Market
company held by a U.S. bank that issues a receipt evidencing                                       Political
ownership.                                                                                         Foreign Investment

Bonds: Interest-bearing or discounted securities that obligate the issuer                          Market
to pay the bondholder a specified sum of money, usually at specific                                Credit
intervals, and to repay the principal amount of the loan at maturity.                              Interest Rate
                                                                                                   Political

Call and Put Options: A call option gives the buyer the right to buy,                              Management
and obligates the seller of the option to sell, a security at a specified                          Liquidity
price. A put option gives the buyer the right to sell, and obligates the                           Credit
seller of the option to buy a security at a specified price.                                       Market
                                                                                                   Leverage

Certificates of Deposit: Negotiable instruments with a stated                                      Market
maturity.                                                                                          Credit
                                                                                                   Liquidity
                                                                                                   Interest Rate

Commercial Paper: Secured and unsecured short-term promissory                                      Credit
notes issued by corporations and other entities. Maturities generally                              Liquidity
vary from a few days to nine months.                                                               Market
                                                                                                   Interest Rate

Common Stock: Shares of ownership of a company.                                                    Market

Convertible Securities: Bonds or preferred stock that convert to                                   Market
common stock.                                                                                      Credit

Derivatives: Instruments whose value is derived from an underlying                                 Management
contract, index or security, or any combination thereof, including                                 Market
futures, options (e.g., put and calls), options on futures, swap                                   Credit
agreements, and some mortgage-backed securities.                                                   Liquidity
                                                                                                   Leverage
                                                                                                   Interest Rate

Foreign Securities: Stocks issued by foreign companies, as well as                                 Market
commercial paper of foreign issuers and obligations of foreign banks,                              Political
overseas branches of U.S. banks and supranational entities.                                        Liquidity
                                                                                                   Foreign Investment

Forward Commitments:  A purchase of, or contract to purchase, securities at a fixed price for      Leverage
delivery at a future date.                                                                         Liquidity

Futures and Related Options: A contract providing for the future                                   Management
sale and purchase of a specified amount of a specified security, class                             Market
of securities, or an index at a specified time in the future and at a                              Credit
specified price.                                                                                   Liquidity
                                                                                                   Leverage

Illiquid Securities: Securities which may be difficult to sell at an                               Liquidity
acceptable price.                                                                                  Market

Investment Company Securities: Shares of investment companies. Market These investment companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Adviser to a Fund or any of their affiliates serves as investment adviser, administrator or distributor.

Investment Grade Bonds: Interest-bearing or discounted                                             Market
government or corporate securities that obligate the issuer to pay the                             Credit
bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Investment grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

Money Market Instruments: Investment-grade, U.S. dollar denominated debt                           Market
securities that have remaining maturities of one year or less. These securities may                Credit
include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S.
government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Repurchase Agreements: The purchase of a security and the simultaneous                             Market
commitment to return the security to the seller at an agreed upon price on an                      Leverage
agreed upon date. This is treated as a loan.

Restricted Securities: Securities not registered under the Securities Act of 1933,                 Liquidity
such as privately placed commercial paper and Rule 144A securities.                                Market

Reverse Repurchase Agreement: The sale of a security and the simultaneous                          Market
commitment to buy the security back at an agreed upon price on an agreed                           Leverage
upon date. This is treated as a borrowing by a Fund.

Securities Lending: The lending of up to 33 1/3% of the Fund's total assets. In                    Market
return the Fund will receive cash, other securities, and/or letters of credit.                     Leverage
                                                                                                   Liquidity
                                                                                                   Credit

Short-Term Trading: The sale of a security soon after its purchase. A portfolio
Market engaging in such trading will have higher turnover and transaction expenses.

Standard & Poor's Depositary Receipts ("SPDRs"): Ownership in a long-term unit investment trust Market that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500
Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.

Time Deposits: Non-negotiable receipts issued by a bank in exchange for                            Liquidity
the deposit of funds.                                                                              Credit
                                                                                                   Market

U.S. Government Agency Securities: Securities issued by agencies and                               Interest Rate
instrumentalities of the U.S. government. These include Ginnie Mae, Fannie                         Credit
Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered                       Interest Rate
interest and principal securities, and coupons under bank entry safekeeping.

Warrants: Securities, typically issued with preferred stock or bonds, that give                    Market
the holder the right to buy a proportionate amount of common stock at a                            Credit
specified price.

When-Issued and Delayed Delivery Transactions: Purchase or contract to                             Market
purchase securities at a fixed price for delivery at a future date. Under normal                   Leverage
market conditions, when-issued purchases and forward commitments will                              Liquidity
not exceed 20% of the value of a Fund's total assets.                                              Credit

Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated                                 Market
bonds issued by foreign corporations or governments. Sovereign bonds are                           Credit
those issued by the government of a foreign country. Supranational bonds                           Interest Rate
are those issued by supranational entities, such as the World Bank and                             Political
European Investment Bank. Canadian bonds are those issued by Canadian                              Foreign Investment
provinces.

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Inverse Market Risk. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years.

Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

                         Kent Large Company Growth Fund
                           Kent Growth and Income Fund
              Pro Forma Combining Schedule of Portfolio Investments
                                 As of 07/31/01


 Kent Large         Kent Growth                                                    Kent Large        Kent Growth
  Company           and Income            Pro Forma                              Company Growth          and            Pro Forma
 Growth Fund           Fund               Combined                                    Fund           Income Fund         Combined
  Principal          Principal            Principal              Security            Market             Market            Market
Amount/Shares      Amount/Shares        Amount/Shares           Description          Value              Value             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
 Advertising
          -               30,900               30,900   Interpublic Group         $       -          $   845,733        $   845,733
        6,200                -                  6,200   Omnicom Group             $   541,694        $       -          $   541,694
                                                                                  -----------        -----------        -----------
                                                                                  $   541,694        $   845,733        $ 1,387,427
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense
       20,300             57,725               78,025   Boeing Co.                $ 1,188,159        $ 3,378,644        $ 4,566,803
          -               23,750               23,750   Lockheed Martin Corp.     $       -          $   940,975        $   940,975
          -               18,250               18,250   Rockwell Collins (b)      $       -          $   377,775        $   377,775
                                                                                  -----------        -----------        -----------
                                                                                  $ 1,188,159        $ 4,697,394        $ 5,885,553
-----------------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers
          -                8,200                8,200   V.F. Corp.                $       -          $   300,202        $   300,202
                                                                                  -----------       -----------        -----------
                                                                                  $       -          $   300,202        $   300,202
-----------------------------------------------------------------------------------------------------------------------------------
Appliances & Household Products
          -                4,600                4,600   Whirlpool Corp.           $       -          $   324,484        $   324,484
                                                                                  -----------       -----------        -----------
                                                                                  $       -          $   324,484        $   324,484
-----------------------------------------------------------------------------------------------------------------------------------
Appliances & Software
      179,500            294,000              473,500   Microsoft Corp. (b)       $11,881,105        $19,459,860        $31,340,965
          -               27,000               27,000   Parametric Technology     $       -          $   255,690        $   255,690
                                                          Corp. (b)
       16,200             14,200               30,400   Siebel Systems, Inc. (b)  $   558,252        $   489,332        $ 1,047,584
                                                                                  -----------        -----------        -----------
                                                                                  $12,439,357        $20,204,882        $32,644,239
-----------------------------------------------------------------------------------------------------------------------------------
Auto/Truck - Original Equipment
                          31,525               31,525   Delphi Automotive         $       -          $   515,749        $   515,749
                                                          Systems Corp.
                           6,350                6,350   TRW, Inc.                 $       -          $   280,988        $   280,988
                                                                                  -----------        -----------        -----------
                                                                                  $       -          $   796,737        $   796,737
-----------------------------------------------------------------------------------------------------------------------------------
Auto/Truck _ Replacement Equipment
                          22,650               22,650   Genuine Parts                                $   745,638        $   745,638
                                                                                  -----------        -----------        -----------
                                                                                  $       -          $   745,638        $   745,638
-----------------------------------------------------------------------------------------------------------------------------------
Automotive
       42,600            109,700              152,300   Ford Motor Co.            $ 1,085,022        $ 2,794,059        $ 3,879,081
       12,700             31,200               43,900   General Motors Corp.      $   807,720        $ 1,984,320        $ 2,792,040
                                                                                  -----------        -----------        -----------
                                                                                  $ 1,892,742        $ 4,778,379        $ 6,671,121
-----------------------------------------------------------------------------------------------------------------------------------
Banks - Major Regional
       27,100             70,500               97,600   Bank One Corp.            $ 1,049,041        $ 2,729,055        $ 3,778,096
          -               12,500               12,500   Comerica, Inc.            $       -          $   769,875        $   769,875
          -               30,562               30,562   Fifth Third Bancorp.**    $       -          $ 1,926,017        $ 1,926,017
       22,800             53,000               75,800   First Union Corp.         $   807,120        $ 1,876,200        $ 2,683,320
       25,200             63,675               88,875   FleetBoston Financial     $   945,504        $ 2,389,086        $ 3,334,590
                                                           Corp.
          -               16,500               16,500   Huntington Bancshares     $       -          $   302,115        $   302,115
          -               22,400               22,400   KeyCorp.                  $       -          $   599,200        $   599,200
       11,000             37,900               48,900   Mellon Financial Corp.    $   418,220        $ 1,440,958        $ 1,859,178
          -               34,300               34,300   National City Corp.       $       -          $ 1,101,716        $ 1,101,716
        9,600             18,000               27,600   Northern Trust Corp.      $   612,480        $ 1,148,400        $ 1,760,880
          -               20,200               20,200   PNC Bank Corp.            $       -          $ 1,340,270        $ 1,340,270
       13,400             21,900               35,300   State Street Corp.        $   720,518        $ 1,177,563        $ 1,898,081
          -               13,400               13,400   SunTrust Banks, Inc.      $       -          $   927,950        $   927,950
       44,300            105,200              149,500   U.S. Bancorp.             $ 1,051,682        $ 2,497,448        $ 3,549,130
          -                6,800                6,800   Union Planters Corp.      $       -          $   303,892        $   303,892
          -               11,500               11,500   Wachovia Corp.            $       -          $   817,650        $   817,650
       39,900            111,000              150,900   Wells Fargo Co.           $ 1,837,794        $ 5,112,659        $ 6,950,453
                                                                                  -----------        -----------        -----------
                                                                                  $ 7,442,359        $26,460,054        $33,902,413
------------------------------------------------------------------------------------------------------------------------------------

                                      B-7

                         Kent Large Company Growth Fund
                          Kent Growth and Income Fund
             Pro Forma Combining Schedule of Portfolio Investments
                                 As of 07/31/01


 Kent Large         Kent Growth                                                          Kent Large
  Company           and Income        Pro Forma                                        Company Growth Kent Growth and  Pro Forma
 Growth Fund           Fund            Combined                                             Fund        Income Fund    Combined
  Principal          Principal        Principal         Security                           Market         Market        Market
Amount/Shares      Amount/Shares    Amount/Shares      Description                          Value         Value          Value
-----------------------------------------------------------------------------------------------------------------------------------
Banks - Money Center
       37,300             90,100          127,400   Bank of America Corp.                 $ 2,373,026   $ 5,732,162   $ 8,105,188
       27,600             50,700                    Bank of New York., Inc.               $ 1,238,136   $ 2,274,402   $ 3,512,538
          -               23,900           23,900   BB&T Corp.                            $       -     $   882,149   $   882,149
       46,100            104,800          150,900   J.P. Morgan Chase & Co.               $ 1,996,130   $ 4,537,840   $ 6,533,970
                                                                                          -----------   -----------   -----------
                                                                                          $ 5,607,292   $13,426,553   $19,033,845
-----------------------------------------------------------------------------------------------------------------------------------
Banks - South
          -               18,000           18,000   SouthTrust Corp.                      $       -     $   462,060   $   462,060
                                                                                          -----------   -----------   -----------
                                                                                          $       -     $   462,060   $   462,060
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - Alchoholic
          -                6,000            6,000   Adolph Coors Co.                      $       -     $   301,740   $   301,740
       33,100             55,800           88,900   Anheuser-Busch Co., Inc.              $ 1,433,561   $ 2,416,698   $ 3,850,259
                                                                                          -----------   -----------   -----------
                                                                                          $ 1,433,561   $ 2,718,438   $ 4,151,999
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - Soft Drinks
       83,700            137,300          221,000   Coca Cola Co.                         $ 3,733,020   $ 6,123,580   $ 9,856,600
       49,500             84,300          133,800   PepsiCo, Inc.                         $ 2,308,185   $ 3,930,909   $ 6,239,094
                                                                                          -----------   -----------   -----------
                                                                                          $ 6,041,205   $10,054,489   $16,095,694
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting/Cable
       13,600             32,600           46,200   Clear Channel Communications, Inc (b) $   796,96    $ 1,910,360   $ 2,707,320
       21,900             55,000           76,900   Comcast Corp., Special Class A (b)    $   832,857   $ 2,091,650   $ 2,924,507
                                                                                          -----------   -----------   -----------
                                                                                          $ 1,629,817   $ 4,002,010   $ 5,631,827
-----------------------------------------------------------------------------------------------------------------------------------
Building - Maintenance & Services
                           7,300            7,300   Ecolab, Inc.                                        $   292,292   $   292,292
                                                                                          -----------   -----------   -----------
                                                                                          $       -     $   292,292   $   292,292
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - Retail/Wholesale
       80,700            123,500          204,200   Home Depot, Inc.                      $ 4,064,859   $ 6,220,695   $10,285,554
       19,400             41,000           60,400   Lowe's Cos., Inc.                     $   740,692   $ 1,565,380   $ 2,306,072
                                                                                          -----------   -----------   -----------
                                                                                          $ 4,805,551   $ 7,786,075   $12,591,626
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - Wood
          -               15,425           15,425   Wayerhaeuser Co.                      $       -     $   921,335   $   921,335
                                                                                          -----------   -----------   -----------
                                                                                          $       -     $   921,335   $   921,335
-----------------------------------------------------------------------------------------------------------------------------------
Business Equipment & Services
       13,900                -             13,900   Paychex, Inc.                         $   546,270   $       -     $   546,270
                                                                                          -----------   -----------   -----------
                                                                                          $   546,270   $       -     $   546,270
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - Diversified
       20,800             53,600           74,400   Dow Chemical Co.                      $   757,120   $ 1,951,040   $ 2,708,160
       24,200             58,900           83,100   E.I. Du Pont de Nemours & Co.         $ 1,036,244   $ 2,522,098   $ 3,558,342
                                                                                          -----------   -----------   -----------
                                                                                          $ 1,793,364   $ 4,473,138   $ 6,266,502
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - Specialty
          -               15,400           15,400   Air Products & Chemical, Inc.         $       -     $   628,782   $   628,782
          -                8,700            8,700   Eastman Chemical Co.                  $       -     $   381,756   $   381,756
          -                9,900            9,900   Praxair, Inc.                         $       -     $   448,866   $   448,866
          -                9,800            9,800   Sigma-Aldrich Corp.                   $       -     $   424,242   $   424,242
                                                                                          -----------   -----------   -----------
                                                                                          $       -     $ 1,883,646   $ 1,883,646
-----------------------------------------------------------------------------------------------------------------------------------
Circuits
       11,100             15,600           26,700   Maxim Integrated Products, Inc. (b)   $   512,487   $   720,252   $ 1,232,739
                                                                                          -----------   -----------   -----------
                                                                                          $   512,487   $   720,252   $ 1,232,739
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services
          -              63,325            63,325   Cendant Corp. (b)                     $       -     $ 1,288,664   $ 1,288,664
        7,000            10,000            17,000   Convergys Corp. (b)                   $   218,050   $   311,500   $   529,550
                                                                                          -----------   -----------   -----------
                                                                                          $   218,050   $ 1,600,164   $ 1,818,214
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services - Finance
        7,300               -               7,300   Concord EFS, Inc. (b)                 $   418,874   $       -     $   418,874

                                      B-8

                         Kent Large Company Growth Fund
                          Kent Growth and Income Fund
             Pro Forma Combining Schedule of Portfolio Investments
                                 AS of 07/31/01


  Kent Large        Kent Growth                                                           Kent Large
   Company          and Income           Pro Forma                                      Company Growth Kent Growth and  Pro Forma
 Growth Fund           Fund              Combined                                             Fund      Income Fund     Combined
  Principal          Principal           Principal              Security                     Market        Market        Market
Amount/Shares      Amount/Shares       Amount/Shares           Description                   Value         Value         Value
-----------------------------------------------------------------------------------------------------------------------------------
          -                6,400               6,400   H & R Block, Inc.                  $       -     $   456,768   $   456,768
                                                                                          -----------   -----------   -----------
                                                                                          $   418,874   $   456,768   $   875,642
-----------------------------------------------------------------------------------------------------------------------------------
Computer Software
       12,300             13,700              26,000   Adobe Systems, Inc.                $   461,127   $   513,613   $   974,740
          -               10,000              10,000   Autodesk, Inc.                     $       -     $   372,900   $   372,900
          -               46,500              46,500   Computer Associates Inter-         $       -     $ 1,603,320   $ 1,603,320
                                                         national, Inc.
      179,600            298,500             478,100   Oracle Corp. (b)                   $ 3,247,168   $ 5,396,880   $ 8,644,048
                                                                                          -----------   -----------   -----------
                                                                                          $ 3,708,295   $ 7,886,713   $11,595,008
-----------------------------------------------------------------------------------------------------------------------------------
Computers
       87,100            137,300           3,697,489   Dell Computer Corp. (b)            $ 2,345,603   $ 3,697,489   $ 6,043,092
          -               19,275             202,195   Gateway Inc. (b)                   $       -     $   202,195   $   202,195
       45,200            125,800           3,102,228   Hewlett-Packard Co.                $ 1,114,632   $ 3,102,228   $ 4,216,860
       59,000            100,000          10,521,000   IBM Corp.                          $ 6,207,390   $10,521,000   $16,728,390
      116,500            174,300           2,839,347   Sun Microsystems, Inc. (b)         $ 1,897,785   $ 2,839,347   $ 4,737,132
                                                                                          -----------   -----------   -----------
                                                                                          $11,565,410   $20,362,259   $31,927,669
-----------------------------------------------------------------------------------------------------------------------------------
Computers - Mainframe
                          20,000              20,000   Unisys Corp. (b)                                 $   229,000   $   229,000
                                                                                          -----------   -----------   -----------
                                                                                          $       -     $   229,000   $   229,000
-----------------------------------------------------------------------------------------------------------------------------------
Computers - Memory Devices
       80,600            117,200             197,800   EMC Corp.                          $ 1,589,432   $ 2,311,184   $ 3,900,616
       13,700             21,400              35,100   VERITAS Software Corp. (b)         $   581,017   $   907,574   $ 1,488,591
                                                                                          -----------   -----------   -----------
                                                                                          $ 2,170,449   $ 3,218,758   $ 5,389,207
-----------------------------------------------------------------------------------------------------------------------------------
Computers - Micro
       39,200            112,675             151,875   Compaq Computer Corp.              $   585,648   $ 1,683,365   $ 2,269,013
                                                                                          -----------   -----------   -----------
                                                                                          $   585,648   $ 1,683,365   $ 2,269,013
-----------------------------------------------------------------------------------------------------------------------------------
Computers - Networking Products
      244,900            387,000             631,900   Cisco Systems, Inc. (b)            $ 4,706,978   $ 7,438,140   $12,145,118
          -               17,750              17,750   Network Appliance, Inc. (b)        $       -     $   221,520   $   221,520
                                                                                          -----------   -----------   -----------
                                                                                          $ 4,706,978   $ 7,659,660   $12,366,638
-----------------------------------------------------------------------------------------------------------------------------------
Computer - Services
          -               12,250              12,250   Computer Sciences Corp. (b)        $       -     $   442,348   $   442,348
       10,900             32,050              42,950   Electronic Data Systems Corp.      $   695,965   $ 2,046,392   $ 2,742,357
        9,100             27,345              36,445   First Data Corp.                   $   630,812   $ 1,897,635   $ 2,528,447
                                                                                          -----------   -----------   -----------
                                                                                          $ 1,326,777   $ 4,386,375   $ 5,713,152
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Durable
          -                9,000               9,000   Danaher Corp.                                    $   509,310   $   509,310
                                                                                          -----------   -----------   -----------
                                                                                          $       -     $   509,310   $   509,310
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Products
          -               15,000              15,000   Fortune Brands, Inc.                             $   549,300   $   549,300
                                                                                          -----------   -----------   -----------
                                                                                          $       -     $   549,300   $   549,300
-----------------------------------------------------------------------------------------------------------------------------------
Containers - Paper & Plastic
          -               31,500              31,500   Pactiv Corp. (b)                   $       -     $   489,195   $   489,195
                                                                                          -----------   -----------   -----------
                                                                                          $       -     $   489,195   $   489,195
-----------------------------------------------------------------------------------------------------------------------------------
Cosmetics & Toiletries
          -               10,375              10,375   Alberto-Culver Co., Class B        $       -     $   450,068   $   450,068
        8,000                -                 8,000   Avon Products, Inc.                $   371,120   $       -     $   371,120
       36,100             39,812              75,912   Gillette Co.                       $ 1,006,107   $ 1,109,560   $ 2,115,667
       18,000             38,100              56,100   Kimberly-Clark Corp.               $ 1,094,580   $ 2,316,861   $ 3,411,441
                                                                                          -----------   -----------   -----------
                                                                                          $ 2,471,807   $ 3,876,489   $ 6,348,296
-----------------------------------------------------------------------------------------------------------------------------------
Cruise Lines
          -               32,000              32,000   Carnival Corp.                                   $ 1,068,800   $ 1,068,800
                                                                                          -----------   -----------   -----------
                                                                                          $       -     $ 1,068,800   $ 1,068,800
-----------------------------------------------------------------------------------------------------------------------------------
Data Processing/Management

                                       B-9

                         Kent Large Company Growth Fund
                          Kent Growth and Income Fund
             Pro Forma Combining Schedule of Portfolio Investments
                                 As of 7/31/01

      Kent Large                                                                           Kent Large       Kent
       Company       Kent Growth     Pro Forma                                          Company Growth   Growth and     Pro Forma
     Growth Fund   and Income Fund    Combined                                                Fund       Income Fund     Combined
      Principal       Principal      Principal              Security                         Market         Market        Market
    Amount/Shares   Amount/Shares  Amount/Shares           Description                        Value         Value         Value
------------------------------------------------------------------------------------------------------------------------------------
      24,600           54,000         78,600      Automatic Data Processing, Inc.         $  1,253,370  $  2,751,300  $  4,004,670
                                                                                          ------------  ------------  ------------
                                                                                          $  1,253,370  $  2,751,300  $  4,004,670
------------------------------------------------------------------------------------------------------------------------------------
Diversified
         -              9,000          9,000      FMC Corp. (b)                           $        -    $    598,770  $    598,770
     315,200          539,000        854,200      General Electric Co.                    $ 13,711,200  $ 23,446,499  $ 37,157,699
      13,400             --           13,400      IMS Health, Inc.                        $    344,380  $        -    $    344,380
         -             10,975         10,975      Johnson Controls, Inc.                  $        -    $    884,585  $    884,585
      11,100           20,800         31,900      Minnesota Mining & Manufacturing Co.    $  1,241,868  $  2,327,104  $  3,568,972
         -             12,300         12,300      Textron, Inc.                           $        -    $    692,736  $    692,736
      12,400           29,209         41,609      United Technologies Corp.               $    910,160  $  2,143,941  $  3,054,101
                                                                                          ------------  ------------  ------------
                                                                                          $ 16,207,608  $ 30,093,635  $ 46,301,243
------------------------------------------------------------------------------------------------------------------------------------
Diversified Manufacturing
      25,900           49,000         74,900      Honeywell International, Inc.           $    954,933  $  1,806,630  $  2,761,563
      58,000          114,025        172,025      Tyco International, Ltd.                $  3,085,600  $  6,066,130  $  9,151,730
                                                                                          ------------  ------------  ------------
                                                                                          $  4,040,533  $  7,872,760  $ 11,913,293
------------------------------------------------------------------------------------------------------------------------------------
Electric - Integrated
         -             19,500         19,500      Allegheny Energy, Inc.                  $        -    $    840,840  $    840,840
         -             16,100         16,100      Dominion Resources, Inc.                $        -    $    973,889  $    973,889
       7,400           24,300         31,700      Exelon Corp.                            $    418,100  $  1,372,950  $  1,791,050
         -             21,411         21,411      Mirant Corp. (b)                        $        -    $    662,242  $    662,242
         -             16,566         16,566      NiSource, Inc.                          $        -    $    436,680  $    436,680
         -              9,900          9,900      PPl Corp.                               $        -    $    445,302  $    445,302
         -             31,675         31,675      TXU Corp.                               $        -    $  1,472,887  $  1,472,887
         -             32,050         32,050      Xcel Energy, Inc.                       $        -    $    863,427  $    863,427
                                                                                          ------------  ------------  ------------
                                                                                          $    418,100  $  7,068,217  $  7,486,317
------------------------------------------------------------------------------------------------------------------------------------
Electronic - Miscellaneous Components
      10,700           17,000         27,700      Linear Technology Corp.                 $    466,306  $    740,860  $  1,207,166
         -             16,960         16,960      Sanmina Corp. (b)                       $        -    $    369,898  $    369,898
                                                                                          ------------  ------------  ------------
                                                                                          $    466,306  $  1,110,758  $  1,577,064
------------------------------------------------------------------------------------------------------------------------------------
Electronic Components - Semiconductors
         -             18,250         18,250      Advanced Micro Devices, Inc. (b)        $        -    $    333,245  $    333,245
      14,400           23,500         37,900      Altera Corp. (b)                        $    432,864  $    706,410  $  1,139,274
      15,300           21,000         36,300      Analog Devices, Inc. (b)                $    703,800  $    966,000  $  1,669,800
      18,900           43,000         61,900      Applied Materials, Inc. (b)             $    866,754  $  1,971,980  $  2,838,734
     226,500          388,600        615,100      Intel Corp.                             $  6,751,965  $ 11,584,165  $ 18,336,130
       4,300              -            4,300      KLA-Tencor Corp. (b)                    $    233,877  $        -    $    233,877
      13,800           29,500         43,300      Micron Technology, Inc. (b)             $    579,600  $  1,239,000  $  1,818,600
         -             15,000         15,000      Novellus Systems, Inc. (b)              $        -    $    764,550  $    764,550
         -             49,000         49,000      Qlogic Corp. (b)                        $        -    $    188,209  $    188,209
         -             18,250         18,250      Rockwell International Corp.            $        -    $    292,913  $    292,913
      40,300          106,725        147,025      Texas Instruments, Inc.                 $  1,390,350  $  3,682,012  $  5,072,362
      10,400           19,095         29,495      Xilinx, Inc. (b)                        $    416,000  $    763,800  $  1,179,800
                                                                                          ------------  ------------  ------------
                                                                                          $ 11,375,210  $ 22,492,284  $ 33,867,494
------------------------------------------------------------------------------------------------------------------------------------
Electronic Components/Instruments
         -             36,050         36,050      Solectron Corp. (b)                     $        -    $    630,154  $    630,154
                                                                                          ------------  ------------  ------------
                                                                                          $        -    $    630,154  $    630,154
------------------------------------------------------------------------------------------------------------------------------------
Electonic Measuring Equipment
         -              6,000          6,000      Tektronix, Inc. (b)                     $        -    $    136,140  $    136,140
                                                                                          ------------  ------------  ------------
                                                                                          $        -    $    136,140  $    136,140
------------------------------------------------------------------------------------------------------------------------------------
Electronic Measuring Instrumnets
                       27,375         27,375      Agilent Technologies,Inc. (b)                         $    783,199  $    783,199
                                                                                          ------------  ------------  ------------
                                                                                          $        -    $    783,199  $    783,199
------------------------------------------------------------------------------------------------------------------------------------
Enterprise Software

                         Kent Large Company Growth Fund
                          Kent Growth and Income Fund
             Pro Forma Combining Schedule of Portfolio Investments
                                 As of 7/31/01

      Kent Large                                                                           Kent Large       Kent
       Company       Kent Growth     Pro Forma                                          Company Growth   Growth and     Pro Forma
     Growth Fund   and Income Fund    Combined                                                Fund       Income Fund     Combined
      Principal       Principal      Principal              Security                         Market         Market        Market
   Amount/Shares   Amount/Shares   Amount/Shares           Description                        Value         Value         Value
------------------------------------------------------------------------------------------------------------------------------------
       6,800                -          6,800      PeopleSoft, Inc. (b)                    $    296,956  $        -    $    296,956
                                                                                          ------------   -----------   -----------
                                                                                          $    296,956  $        -    $    296,956
------------------------------------------------------------------------------------------------------------------------------------
Fiber Optics
         -             55,500         55,500      Corning, Inc.                                         $    869,130  $    869,130
                                                                                          ------------  -----------   ------------
                                                                                          $        -    $    869,130  $    869,130
------------------------------------------------------------------------------------------------------------------------------------
Finance
      20,500           63,200         83,700      Washington Mutual, Inc.                 $    830,660  $  2,560,864  $  3,391,524
                                                                                          ------------  ------------  ------------
                                                                                          $    830,660  $  2,560,864  $  3,391,524
------------------------------------------------------------------------------------------------------------------------------------
Financial - Consumer Loans
      10,800              -           10,800      Household International, Inc.           $    715,932  $        -    $    715,932
      11,300           34,700         46,000      Providian Fnancial Corp.                $    557,881  $  2,300,263  $  2,858,144
       5,800              -            5,800      USA Education, Inc.                     $    464,638  $        -    $    464,638
                                                                                          ------------  ------------  ------------
                                                                                          $  1,738,451  $  2,300,263  $  4,038,714
------------------------------------------------------------------------------------------------------------------------------------
Financial - Investment Banker/Broker
      46,500           54,100        100,600      Charles Schwab Corp.                    $    697,035  $    810,959  $  1,507,994
      19,600           53,400         73,000      Merrill Lynch & Co., Inc.               $  1,063,104  $  2,896,416  $  3,959,520
                                                                                          ------------  ------------  ------------
                                                                                          $  1,760,139  $  3,707,375  $  5,467,514
------------------------------------------------------------------------------------------------------------------------------------
Financial - Miscellaneous Services
      44,800           77,237        122,037      American Express Co.                    $  1,806,784  $  3,114,968  $  4,921,752
       6,900           10,986         17,886      Capital One Financial Corp.             $    443,463  $    706,070  $  1,149,533
      19,800           52,275         72,075      MBNA Corp.                              $    700,920  $  1,850,535  $  2,551,455
                                                                                          ------------  ------------  ------------
                                                                                          $  2,951,167  $  5,671,573  $  8,622,740
------------------------------------------------------------------------------------------------------------------------------------
Financial - Mortgage & Related Services
      30,600           60,300         90,900      Fannie Mae                              $  2,547,450  $  5,019,975  $  7,567,425
      16,100           44,975         61,075      Freddie Mac                             $  1,101,884  $  3,078,089  $  4,179,973
                                                                                          ------------  ------------  ------------
                                                                                          $  3,649,334  $  8,098,064  $ 11,747,398
------------------------------------------------------------------------------------------------------------------------------------
Financial Services Diversified
     116,900          307,000        423,900      Citigroup, Inc.                         $  5,869,549  $ 15,414,470  $ 21,284,019
      25,900           73,200         99,100      Morgan Stanley Dean Witter & Co.        $  1,549,338  $  4,378,824  $  5,928,162
                                                                                          ------------  ------------  -------------
                                                                                          $  7,418,887  $ 19,793,294  $ 27,212,181
------------------------------------------------------------------------------------------------------------------------------------
Food - Canned
      10,100           22,991         33,091      H.J Heinz Co.                           $    436,421  $    993,441  $  1,429,862
                                                                                          ------------  ------------  ------------
                                                                                          $    436,421  $    993,441  $  1,429,862
------------------------------------------------------------------------------------------------------------------------------------
Food - Confectionery
       7,600              -            7,600      Wm. Wrigley Jr. Co.                     $    379,392  $        -    $    379,392
                                                                                          ------------  ------------  ------------
                                                                                          $    379,392  $        -    $    379,392
------------------------------------------------------------------------------------------------------------------------------------
Food - Diversified
         -             34,600         34,600      ConAgra, Inc.                           $        -    $    743,554  $    743,554
      11,100           27,069         38,169      General Mills, Inc.                     $    488,178  $  1,190,495  $  1,678,673
      13,600           22,300         35,900      Kellogg Co.                             $    408,952  $    670,561  $  1,079,513
       6,600            7,000         13,600      Quaker Oats Co.                         $    580,800  $    616,000  $  1,196,800
         -             17,000         17,000      Ralston Purina Group                    $        -    $    545,870  $    545,870
         -             39,759         39,759      Sara Lee Corp.                          $        -    $    801,939  $    801,939
      16,300           30,030         46,330      Unileveler NV                           $    977,185  $  1,800,298  $  2,777,483
                                                                                          ------------  ------------  ------------
                                                                                          $  2,455,115  $  6,368,717  $  8,823,832
------------------------------------------------------------------------------------------------------------------------------------
Food items - Wholesale
      22,700                          22,700      Sysco Corp.                             $    609,268  $        -    $    609,268
                       31,200         31,200      SUPERVALU, Inc.                                       $    654,264  $    654,264
                                                                                          ------------  ------------  ------------
                                                                                          $    609,268  $    654,264  $  1,263,532
------------------------------------------------------------------------------------------------------------------------------------
Food products
         -             42,000         42,000      Archer-Daniels-Midland Co.              $        -    $    562,380  $    562,380
      11,800           28,675         40,475      Safeway, Inc.                           $    521,088  $  1,266,288  $  1,787,376
                                                                                          ------------  ------------  ------------
                                                                                          $    521,088  $  1,828,668  $  2,349,756
------------------------------------------------------------------------------------------------------------------------------------

                                      B-11

                         Kent Large Company Growth Fund
                          Kent Growth and Income Fund
             Pro Forma Combining Schedule of Portfolio Investments
                                 As of 07/31/01

     Kent Large         Kent Growth                                                    Kent Large      Kent Growth
      Company           and Income          Pro Forma                                Company Growth         and         Pro Forma
    Growth Fund            Fund             Combined                                      Fund         Income Fund       Combined
     Principal           Principal          Principal                 Security           Market           Market         Market
   Amount/Shares       Amount/Shares      Amount/Shares              Description          Value            Value          Value
------------------------------------------------------------------------------------------------------------------------------------
Gas - Distribution
         -               21,200               21,200            KeySpan Corp.            $       -      $   649,568     $   649,568
                                                                                         -----------    -----------     -----------
                                                                                         $       -      $   649,568     $   649,568
------------------------------------------------------------------------------------------------------------------------------------
Health Care
         -               15,200               15,200            McKesson HBOC, Inc.      $       -      $   630,040     $   630,040
                                                                                         -----------    -----------     -----------
                                                                                         $       -      $   630,040     $   630,040
------------------------------------------------------------------------------------------------------------------------------------
Hotels & Lodging
         -               19,900               19,900            Marriott International,  $       -      $   950,225     $   950,225
                                                                  Inc., Class A
                                                                                         -----------    -----------     -----------
                                                                                         $       -      $   950,225     $   950,225
------------------------------------------------------------------------------------------------------------------------------------
Hotels & Motels
         -               17,500               17,500            Starwood Hotels &        $       -      $   624,575     $   624,575
                                                                  Resorts Worldwide,
                                                                  Inc.
                                                                                         -----------    -----------     -----------
                                                                                         $       -      $   624,575     $   624,575
------------------------------------------------------------------------------------------------------------------------------------
Instuments - Scientific
         -               15,600               15,600            PerkinElmer, Inc.        $       -      $   491,400     $   491,400
                                                                                         -----------    -----------     -----------
                                                                                         $       -      $   491,400     $   491,400
------------------------------------------------------------------------------------------------------------------------------------
Insurance - Brokers
      10,600             18,500               29,100            Marsh & McLennan         $ 1,064,240    $ 1,857,400     $ 2,921,640
                                                                  Cos., Inc.
                                                                                         -----------    -----------     -----------
                                                                                         $ 1,064,240    $ 1,857,400     $ 2,921,640
------------------------------------------------------------------------------------------------------------------------------------
Insurance - Financial Guarantee
         -                9,400                9,400            MBIA, Inc.               $       -      $   527,904     $   527,904
                                                                                         -----------    -----------     -----------
                                                                                         $       -      $   527,904     $   527,904
------------------------------------------------------------------------------------------------------------------------------------
Insurance - Life & Health
         -               44,000            3,697,489            American general Corp.   $       -      $ 2,034,999     $ 2,034,999
         -               13,250              202,195            CIGNA Corp.              $       -      $ 1,329,108     $ 1,329,108
         -               10,650            3,102,228            Jefferson-Pilot Corp.    $       -      $   505,982     $   505,982
         -               13,500           10,521,000            Lincoln National Corp.   $       -      $   688,905     $   688,905
         -               16,175            2,839,347            Torchmark Corp.          $       -      $   671,424     $   671,424
                                                                                         -----------    -----------     -----------
                                                                                         $       -      $ 5,230,418     $ 5,230,418
------------------------------------------------------------------------------------------------------------------------------------
Insurance - Multi-Line
         -                8,275            3,697,489            Aetna, Inc.              $       -      $   233,438     $   233,438
      16,800             45,050            3,697,489            Allstate Corp.           $   587,328    $ 1,574,948     $ 2,162,276
      59,200            147,600              202,195            American International   $ 4,928,400    $12,287,700     $17,216,100
                                                                  Group, Inc.
         -               15,345            3,102,228            Hartford financial       $       -      $ 1,015,992     $ 1,015,992
                                                                  Services Group, Inc.
      17,800             42,000           10,521,000            MetLife, Inc.            $   527,770    $ 1,245,300     $ 1,773,070
         -               15,800            2,839,347            MGIC Investment Corp.    $       -      $ 1,185,632     $ 1,185,632
                                                                                         -----------    -----------     -----------
                                                                                         $ 6,043,498    $17,543,010     $23,586,508
------------------------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty
         -               13,200               13,200            Chubb Corp.              $       -      $   926,244     $   926,244
                                                                                         -----------    -----------     -----------
                                                                                         $       -      $   926,244     $   926,244
------------------------------------------------------------------------------------------------------------------------------------
Internet Services/Software
      17,200             30,000               47,200            Yahoo!, Inc. (b)         $   303,064    $   528,600     $   831,664
                                                                                         -----------    -----------     -----------
                                                                                         $   303,064    $   528,600     $   831,664
------------------------------------------------------------------------------------------------------------------------------------
 Machinery - Construction/Mining
         -               18,000               18,000            Ingersoll-Rand Co.       $       -      $   786,240     $   786,240
                                                                                         -----------    -----------     -----------
                                                                                         $       -      $   786,240     $   786,240
------------------------------------------------------------------------------------------------------------------------------------
Machinery - Electrical
      10,000             31,700               41,700            Emerson Electric Co.     $   573,600    $ 1,818,312     $ 2,391,912
                                                                                         -----------    -----------     -----------
                                                                                         $   573,600    $ 1,818,312     $ 2,391,912
------------------------------------------------------------------------------------------------------------------------------------
Machinery - General Industrial
         -               22,350               22,350            Dover Corp.              $       -      $   807,953     $   807,953
         -               17,900               17,900            Illinois Tool Works,     $       -      $ 1,127,700     $ 1,127,700
                                                                  Inc.
                                                                                         -----------    -----------     -----------
                                                                                         $       -      $ 1,935,653     $ 1,935,653
------------------------------------------------------------------------------------------------------------------------------------
Media Conglomerates

                         Kent Large Company Growth Fund
                          Kent Growth and Income Fund
             Pro Forma Combining Schedule of Portfolio Investments
                                 As of 07/31/01

     Kent Large         Kent Growth                                                     Kent Large      Kent Growth
      Company           and Income         Pro Forma                                  Company Growth         and         Pro Forma
    Growth Fund            Fund            Combined                                        Fund         Income Fund       Combined
     Principal           Principal         Principal                  Security            Market           Market         Market
   Amount/Shares       Amount/Shares      Amount/Shares              Description           Value            Value          Value
------------------------------------------------------------------------------------------------------------------------------------

     112,400            245,199              357,599            AOL Time Warner,       $  5,108,580    $ 11,144,295    $ 16,252,875
                                                                  Inc. (b)
      48,600            118,600              167,200            The Walt Disney Co.    $  1,280,610    $  3,125,110    $  4,405,720
      41,400             94,200              135,600            Viacom, Inc.,          $  2,061,720    $  4,691,160    $  6,752,880
                                                                  Class B (b)          ------------    ------------    -------------
                                                                                       $  8,450,910    $ 18,960,565    $ 27,411,475
------------------------------------------------------------------------------------------------------------------------------------
Medical - Biomedical/Genetic
      35,100             55,100               90,200            Amgen, Inc. (b)        $  2,201,121    $  3,455,321    $  5,656,442
       5,900             12,000               17,900            Biogen, Inc. (b)       $    334,471    $    680,280    $  1,014,751
                                                                                       ------------    ------------    -------------
                                                                                       $  2,535,592    $  4,135,601    $  6,671,193
------------------------------------------------------------------------------------------------------------------------------------
Medical - Drugs
      52,100             84,500              136,600            Abbott Laboratories    $  2,792,039    $  4,528,355    $  7,320,394
      45,000             69,500              114,500            American Home
                                                                  Products Corp.       $  2,713,950    $  4,191,545    $  6,905,495
      65,800            103,400              169,200            Bristol-Myers          $  3,891,412    $  6,115,076    $ 10,006,488
                                                                  Squibb Co.
      37,700             67,300              105,000            Eli Lilly & Co.        $  2,988,856    $  5,335,544    $  8,324,400
       8,100                -                  8,100            Forest Laboratories,   $    636,255    $        -      $    636,255
                                                                  Inc.
       7,500                -                  7,500            King Pharmaceuticals,  $    339,000    $        -      $    339,000
                                                                  Inc.
      10,900             11,000               21,900            Medimmune, Inc. (b)    $    419,868    $    423,720    $    843,588
      79,300            135,000              214,300            Merck & Co., Inc.      $  5,390,814    $  9,177,300    $ 14,568,114
     212,300            349,500              561,800            Pfizer, Inc.           $  8,751,006    $ 14,406,389    $ 23,157,395
      43,400             72,300              115,700            Pharmacia Corp.        $  1,936,508    $  3,226,026    $  5,162,534
      49,200             93,300              142,500            Schering-Plough Corp.  $  1,921,260    $  3,643,365    $  5,564,625
                                                                                       ------------    ------------    -------------
                                                                                       $ 31,780,968    $ 51,047,320    $ 82,828,288
------------------------------------------------------------------------------------------------------------------------------------
Medical - Health Medical Organization
      10,700              3,600               14,300            UnitedHealth Group,    $    721,394    $        -      $    721,394
                                                                  Inc.
         -                3,600                3,600            Wellpoint Health       $        -      $    385,056    $    385,056
                                                                  Networks (b)         ------------    ------------    -------------
                                                                                       $    721,394    $    385,056    $  1,106,450
------------------------------------------------------------------------------------------------------------------------------------
Medical - Hopital
      18,100             32,400               50,500            HCA - The healthcare   $    831,695    $  1,488,780    $  2,320,475
                                                                  Co.
         -               19,000               19,000            Tenet Healthcare
                                                                  Corp. (b)            $        -      $  1,054,690    $  1,054,690
                                                                                       ------------    ------------    -------------
                                                                                       $    831,695    $  2,543,470    $  3,375,165
------------------------------------------------------------------------------------------------------------------------------------
Medical - Outpatient/Home Care
         -               25,000               25,000            HEALTHSOUTH Corp. (b)  $        -      $    427,500    $    427,500
                                                                                       ------------    ------------    -------------
                                                                                       $        -      $    427,500    $    427,500
------------------------------------------------------------------------------------------------------------------------------------
Medical - Wholesale Drug Distribution
      14,100             22,500               36,600            Cardinal Health, Inc.  $  1,038,183    $  1,656,675    $  2,694,858
                                                                                       ------------    ------------    -------------
                                                                                       $  1,038,183    $  1,656,675    $  2,694,858
------------------------------------------------------------------------------------------------------------------------------------
Medical Instruments
       8,800             10,200               19,000            Biomet, Inc.           $    427,240    $    495,210    $    922,450
      10,300             29,075               39,375            Guidant Corp. (b)      $    328,364    $    926,911    $  1,255,275
      43,600             64,600              108,200            Medtronic, Inc.        $  2,094,108    $  3,102,738    $  5,196,846
                                                                                       ------------    ------------    -------------
                                                                                       $  2,849,712    $  4,524,859    $  7,374,571
------------------------------------------------------------------------------------------------------------------------------------
Medical Products
      20,000             36,400               56,400            Baxter International,  $    996,000    $  1,812,720    $  2,808,720
                                                                  Inc.
     101,338            161,500              262,838            Johnson & Johnson      $  5,482,386    $  8,737,150    $ 14,219,536
       6,600                -                  6,600            Stryker Corp.          $    395,868    $        -      $    395,868
                                                                                       ------------    ------------    -------------
                                                                                       $  6,874,254    $ 10,549,870    $ 17,424,124
------------------------------------------------------------------------------------------------------------------------------------
Metal - gold
         -               32,000               32,000            Barrick Gold Corp.     $        -      $    476,480    $    476,480
         -               10,500               10,500            Newmont Mining Corp.   $        -      $    196,350    $    196,350
                                                                                       ------------    ------------    -------------
                                                                                       $        -      $    672,830    $    672,830
------------------------------------------------------------------------------------------------------------------------------------
Metals
      20,100             61,800               81,900            Alcoa, Inc.            $    788,523    $  2,424,414    $  3,212,937
         -                9,500                9,500            Inco, Ltd. (b)         $        -      $    159,220    $    159,220
                                                                                       ------------    ------------    -------------
                                                                                       $    788,523    $  2,583,634    $  3,372,157
------------------------------------------------------------------------------------------------------------------------------------

                         Kent Large Company Growth Fund
                          Kent Growth and Income Fund
              Pro Forma Combining Schedule of Portfolio Investments
                                 As of 07/31/01


  Kent Large        Kent Growth                                                            Kent Large    Kent Growth
   Company          and Income           Pro Forma                                       Company Growth      and        Pro Forma
 Growth Fund           Fund              Combined                                             Fund       Income Fund     Combined
  Principal          Principal           Principal             Security                      Market        Market         Market
Amount/Shares      Amount/Shares       Amount/Shares          Description                     Value         Value          Value
------------------------------------------------------------------------------------------------------------------------------------
Motorcycle/Motor Scooter
       13,000                -                13,000   Harley-Davidson, Inc.              $     670,930 $        -     $     670,930
                                                                                          ------------- ------------   -------------
                                                                                          $     670,930 $        -     $     670,930
------------------------------------------------------------------------------------------------------------------------------------
Networking Products
          -            187,000               187,000   Lucent Technologies, Inc.          $         -   $  1,252,900   $   1,252,900
                                                                                          ------------- ------------   -------------
                                                                                          $         -   $  1,252,900   $   1,252,900
------------------------------------------------------------------------------------------------------------------------------------
Office Automation & Equipment
          -             24,650                24,650   Pitney Bowes, Inc.                 $         -   $    990,930   $     990,930
                                                                                          ------------- ------------   -------------
                                                                                          $         -   $    990,930   $     990,930
------------------------------------------------------------------------------------------------------------------------------------
 Office Supplies & Forms
        4,100            7,325                11,425   Avery Dennison Corp.               $     210,166 $    375,480   $     585,646
                                                                                          ------------- ------------   -------------
                                                                                          $     210,166 $    375,480   $     585,646
------------------------------------------------------------------------------------------------------------------------------------
Oil & Gas
          -             13,500                13,500   Anadarko Petroleum Corp.           $         -   $    766,800   $     766,800
          -             45,525                45,525   Conoco, Inc., Class B              $         -   $  1,411,275   $   1,411,275
          -             11,100                11,100   Transocean Sedco Forex, Inc.       $         -   $    358,419   $     358,419
                                                                                          ------------- ------------   -------------
                                                                                          $         -   $  2,536,494   $   2,536,494
------------------------------------------------------------------------------------------------------------------------------------
Oil & gas - exploration & Production
          -             10,200                10,200   Kerr-Mcgee Corp.                   $         -   $    644,436   $     644,436
                                                                                          ------------- ------------   -------------
                                                                                          $         -   $    644,436   $     644,436
------------------------------------------------------------------------------------------------------------------------------------
Oil - Field Services
       10,000           30,000                40,000   Halliburton Co.                    $     350,100 $  1,050,300   $   1,400,400
       13,300           38,500                51,800   Schlumberger, Ltd.                 $     714,875 $  2,069,375   $   2,784,250
                                                                                          ------------- ------------   -------------
                                                                                          $   1,064,975 $  3,119,675   $   4,184,650
------------------------------------------------------------------------------------------------------------------------------------
Oil - International Integrated
       14,900           40,000                54,900   Chevron Corp.                      $   1,361,711 $  3,655,600   $   5,017,311
      160,500          392,800               553,300   Exxon Mobil Corp.                  $   6,702,480 $ 16,403,327   $  23,105,807
       49,900          119,000               168,900   Royal Dutch Petroleum Co., ADR     $   2,894,200 $  6,902,000   $   9,796,200
       11,100           30,000                41,100   Texaco, Inc.                       $     768,675 $  2,077,500   $   2,846,175
                                                                                          ------------- ------------   -------------
                                                                                          $  11,727,066 $ 29,038,427   $  40,765,493
------------------------------------------------------------------------------------------------------------------------------------
Oil - Production/Pipeline
        7,500           17,400                24,900   Dynergy Inc.                       $     347,850 $    807,012   $   1,154,862
       17,400           48,100                65,500   Enron Corp.                        $     789,090 $  2,181,335   $   2,970,425
                                                                                          ------------- ------------   -------------
                                                                                          $   1,136,940 $  2,988,347   $   4,125,287
------------------------------------------------------------------------------------------------------------------------------------
Oil - U.S. Exploration & Production
          -             14,600                14,600   Devon Energy Corp.                 $         -   $    791,466   $     791,466
                                                                                          ------------- ------------   -------------
                                                                                          $         -   $    791,466   $     791,466
------------------------------------------------------------------------------------------------------------------------------------
Oil - U.S. Integrated
          -             18,500                18,500   Phillips Petroleum Co.             $         -   $  1,056,165   $   1,056,165
          -             27,025                27,025   Unocal Corp.                       $         -   $    966,955   $     966,955
          -             26,575                26,575   USX - Marathon Group               $         -   $    788,480   $     788,480
                                                                                          ------------- ------------   -------------
                                                                                          $         -   $  2,811,600   $   2,811,600
------------------------------------------------------------------------------------------------------------------------------------
Oil Field Machinery & Equipment
          -             18,000                18,000   Baker Hughes, Inc.                 $         -   $    640,440   $     640,440
                                                                                          ------------- ------------   -------------
                                                                                          $         -   $    640,440   $     640,440
------------------------------------------------------------------------------------------------------------------------------------
Oil Refining
          -             18,000                18,000   Sunoco                             $         -   $    622,440   $     622,440
                                                                                          ------------- ------------   -------------
                                                                                          $         -   $    622,440   $     622,440
------------------------------------------------------------------------------------------------------------------------------------
Optical Supplies
        4,400              -                   4,400   Allergan, Inc.                     $     331,276 $        -     $     331,276
                                                                                          ------------- ------------   -------------
                                                                                          $     331,276 $        -     $     331,276
------------------------------------------------------------------------------------------------------------------------------------
Paper & related Products
          -             32,500                32,500   International Paper Co.            $         -   $  1,327,950   $   1,327,950

                         Kent Large Company Growth Fund
                          Kent Growth and Income Fund
             Pro Forma Combining Schedule of Portfolio Investments
                                 As of 07/31/01


  Kent Large        Kent Growth                                                            Kent Large     Kent Growth
   Company          and Income           Pro Forma                                       Company Growth      and        Pro Forma
 Growth Fund           Fund              Combined                                             Fund       Income Fund     Combined
  Principal          Principal           Principal               Security                    Market         Market        Market
Amount/Shares      Amount/Shares       Amount/Shares            Description                   Value         Value         Value
----------------------------------------------------------------------------------------------------------------------------------
          -               24,925              24,925   Mead Corp.                         $         -   $    740,771  $    740,771
                                                                                          ------------- ------------  ------------
                                                                                          $         -   $  2,068,721  $  2,068,721
----------------------------------------------------------------------------------------------------------------------------------
Photography
          -               17,900              17,900   Eastman Kodak Co.                  $         -   $    775,249  $    775,249
                                                                                          ------------- ------------  ------------
                                                                                          $         -   $    775,249  $    775,249
----------------------------------------------------------------------------------------------------------------------------------
Pipelines
       11,900             27,400              39,300   El Paso Energy Corp.               $     615,825 $  1,417,950  $  2,033,775
          -               31,050              31,050   The Williams Companies, Inc.       $         -   $  1,040,175  $  1,040,175
                                                                                          ------------- ------------  ------------
                                                                                          $     615,825 $  2,458,125  $  3,073,950
----------------------------------------------------------------------------------------------------------------------------------
Pollution Control
          -               34,000              34,000   Waste Management, Inc.             $         -   $  1,054,000  $  1,054,000
                                                                                          ------------- ------------  ------------
                                                                                          $         -   $  1,054,000  $  1,054,000
----------------------------------------------------------------------------------------------------------------------------------
Printers & Related Products
          -                7,325               7,325   Lexmark International Group,       $         -   $    334,899  $    334,899
                                                          Inc. (b)
                                                                                          ------------- ------------  ------------
                                                                                          $         -   $    334,899  $    334,899
----------------------------------------------------------------------------------------------------------------------------------
Publishing - Books
        5,200             15,200              20,400   McGraw-Hill Cos., Inc.             $     319,124 $    932,824  $  1,251,948
                                                                                          ------------- ------------  ------------
                                                                                          $     319,124 $    932,824  $  1,251,948
----------------------------------------------------------------------------------------------------------------------------------
Publishing - Newspapers
          -               22,900              22,900   Gannett, Inc.                      $         -   $  1,534,987  $  1,534,987
          -               16,625              16,625   New York Times Co.                 $         -   $    769,738  $    769,738
          -               18,000              18,000   Tribune Co.                        $         -   $    742,680  $    742,680
                                                                                          ------------- ------------  ------------
                                                                                          $         -   $  3,047,405  $  3,047,405
----------------------------------------------------------------------------------------------------------------------------------
Restaurants
       30,000             86,300             116,300   Mcdonald's Corp.                   $     874,200 $  2,514,782  $  3,388,982
       12,600                -                12,600   Starbucks Corp. (b)                $     227,304 $        -    $    227,304
                                                                                          ------------- ------------  ------------
                                                                                          $   1,101,504 $  2,514,782  $  3,616,286
----------------------------------------------------------------------------------------------------------------------------------
Retail
       10,900                -                10,900   Bed Bath & Beyond, Inc. (b)        $     351,307 $        -    $    351,307
        5,800             11,100              16,900   Best Buy Co. (b)                   $     388,368 $    743,256  $  1,131,624
       11,200             17,650              28,850   Kohl's Corp. (b)                   $     641,536 $  1,010,992  $  1,652,528
          -               38,000              38,000   Staples, Inc. (b)                  $         -   $    569,620  $    569,620
                                                                                          ------------- ------------  ------------
                                                                                          $   1,381,211 $  2,323,868  $  3,705,079
----------------------------------------------------------------------------------------------------------------------------------
Retail - Apparel/Shoes
        7,651             29,813              37,464   Coach, Inc. (b)                    $     288,978 $  1,126,037  $  1,415,015
       24,600             45,700              70,300   Gap, Inc.                          $     671,826 $  1,248,067  $  1,919,893
          -               43,450              43,450   Limited, Inc.                      $         -   $    737,347  $    737,347
                                                                                          ------------- ------------  ------------
                                                                                          $     960,804 $  3,111,451  $  4,072,255
----------------------------------------------------------------------------------------------------------------------------------
Retail - Consumer Electronics
        9,500             14,500              24,000   RadioShack Corp.                   $     268,185 $    409,335  $    677,520
                                                                                          ------------- ------------  ------------
                                                                                          $     268,185 $    409,335  $    677,520
----------------------------------------------------------------------------------------------------------------------------------
Retail - Discount
          -               24,800              24,800   Costco Wholesale Corp. (b)         $         -   $  1,067,640  $  1,067,640
      150,300            237,700             388,000   Wal-Mart Stores, Inc.*             $   8,401,770 $ 13,287,430  $ 21,689,200
                                                                                          ------------- ------------  ------------
                                                                                          $   8,401,770 $ 14,355,070  $ 22,756,840
----------------------------------------------------------------------------------------------------------------------------------
Retail - Drug Store
       13,200             22,150              35,350   CVS Corp.                          $     475,332 $    797,622  $  1,272,954
       34,200             54,600              88,800   Walgreen Co.                       $   1,152,540 $  1,840,020  $  2,992,560
                                                                                          ------------- ------------  ------------
                                                                                          $   1,627,872 $  2,637,642  $  4,265,514
----------------------------------------------------------------------------------------------------------------------------------
Retail - Food & Drug
       27,600             45,400              73,000   Kroger Co. (b)                     $     727,536 $  1,196,744  $  1,924,280
                                                                                          ------------- ------------  ------------
                                                                                          $     727,536 $  1,196,744  $  1,924,280
----------------------------------------------------------------------------------------------------------------------------------
Retail - Jewelry

                                      B-15

                         Kent Large Company Growth Fund
                          Kent Growth and Income Fund
             Pro Forma Combining Schedule of Portfolio Investments
                                 As of 07/31/01



 Kent Large          Kent Growth                                                           Kent Large    Kent Growth
  Company            and Income            Pro Forma                                     Company Growth      and        Pro Forma
 Growth Fund            Fund               Combined                                           Fund       Income Fund     Combined
  Principal           Principal            Principal             Security                    Market         Market        Market
Amount/Shares       Amount/Shares        Amount/Shares          Description                   Value         Value         Value
-----------------------------------------------------------------------------------------------------------------------------------

          -                 9,500                9,500   Tiffany & Co.                    $         -   $    335,350  $     335,350
                                                                                          ------------- ------------  -------------
                                                                                          $         -   $    335,350  $     335,350
-----------------------------------------------------------------------------------------------------------------------------------
Retail - Major Department Stores
          -                21,100               21,100   May Department Stores Co.        $         -   $    700,520  $     700,520
          -                24,100               24,100   Sears, Roebuck & Co.             $         -   $  1,132,218  $   1,132,218
       24,900              64,100               89,000   Target Corp.                     $     963,630 $  2,480,670  $   3,444,300
                                                                                          ------------- ------------  -------------
                                                                                          $     963,630 $  4,313,408  $   5,277,038
-----------------------------------------------------------------------------------------------------------------------------------
Retail - Regional Department Stores
          -                15,500               15,500   Federated Department Stores,     $         -   $    598,300  $     598,300
                                                           Inc. (b)
                                                                                          ------------- ------------  -------------
                                                                                          $         -   $    598,300  $     598,300
-----------------------------------------------------------------------------------------------------------------------------------
Retail - Wholesale - Auto Parts
          -                12,200               12,200   AutoZone, Inc. (b)               $         -   $    577,426  $     577,426
                                                                                          ------------- ------------  -------------
                                                                                          $         -   $    577,426  $     577,426
-----------------------------------------------------------------------------------------------------------------------------------
Rubber - Tires
          -                12,600               12,600   The B.F. Goodrich Co.            $         -   $    440,244  $     440,244
                                                                                          ------------- ------------  -------------
                                                                                          $         -   $    440,244  $     440,244
-----------------------------------------------------------------------------------------------------------------------------------
Shoes & Related Apparel
          -                21,700              21,700    Nike, Inc., Class B              $         -   $  1,031,835  $   1,031,835
                                                                                          ------------- ------------  -------------
                                                                                          $         -   $  1,031,835  $   1,031,835
-----------------------------------------------------------------------------------------------------------------------------------
Soap & Cleaning Preparations
       20,400              34,413              54,813    Colgate-Palmolive Co.            $   1,105,680 $  1,865,185  $   2,970,865
       37,400              72,100             109,500    Proctor & Gamble Co.             $   2,656,148 $  5,120,542  $   7,776,690
                                                                                          ------------- ------------  -------------
                                                                                          $   3,761,828 $  6,985,727  $  10,747,555
-----------------------------------------------------------------------------------------------------------------------------------
Steel - Producers
          -                 8,225               8,225    Nucor Corp.                      $         -   $    393,895  $     393,895
                                                                                          ------------- ------------  -------------
                                                                                          $         -   $    393,895  $     393,895
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Equipment
          -                48,400           3,697,489    ADC Telecommunications, Inc. (b) $         -   $    237,644  $     237,644
        6,400               8,885           3,697,489    Comverse Technology, Inc. (b)    $     180,992 $    251,268  $     432,260
          -                71,900             202,195    JDS Uniphase Corp. (b)           $         -   $    664,356  $     664,356
          -               129,500           3,102,228    Nortel Networks Corp., ADR       $         -   $  1,029,525  $   1,029,525
       56,500              40,200          10,521,000    QUALCOMM, Inc. (b)               $     449,175 $  2,541,845  $   2,991,020
       25,400              24,750           2,839,347    Tellabs, Inc. (b)                $   1,606,042 $    407,633  $   2,013,675
                                                                                          ------------- ------------  -------------
                                                                                          $   2,236,209 $  5,132,271  $   7,368,480
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Services and Equipment
          -                25,000              25,000    Avaya, Inc. (b)                  $         -   $    313,250  $     313,250
       25,830              63,716              89,546    AT&T Wireless Services, Inc. (b) $     482,763 $  1,190,860  $   1,673,623
          -                43,000              43,000    Nextel communications, Inc.,     $         -   $    715,950  $     715,950
                                                           Class A (b)
       31,300              38,000              69,300    Sprint Corp., PCS Group (b)      $     811,296 $    984,960  $   1,796,256
                                                                                          ------------- ------------  -------------
                                                                                          $   1,294,059 $  3,205,020  $   4,499,079
-----------------------------------------------------------------------------------------------------------------------------------
Telephone - Integrated
       80,200             198,000             278,200    AT&T Corp.                       $   1,620,842 $  4,001,580  $   5,622,422
       38,600              90,300             128,900    Qwest Communications             $   1,003,600 $  2,347,800  $   3,351,400
                                                           International, Inc.
       62,800             162,600             225,400    Verizon Communications, Inc.     $   3,400,620 $  8,804,790  $  12,205,410
       67,200             161,000             228,200    WorldCom, Inc. (b)               $     940,800 $  2,254,000  $   3,194,800
                                                                                          ------------- ------------  -------------
                                                                                          $   6,965,862 $ 17,408,170  $  24,374,032
-----------------------------------------------------------------------------------------------------------------------------------
Television
        6,900                 -                 6,900    Univison Communications,         $     263,442 $        -    $     263,442
                                                           Inc. (b)
                                                                                          ------------- ------------  -------------
                                                                                          $     263,442 $        -    $     263,442
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco
       65,800             125,500             191,300    Philip Morris Cos., Inc.         $   2,993,900 $  5,710,250  $   8,704,150
          -                23,550              23,550    U.S.T., Inc.                     $         -   $    728,873  $     728,873
                                                                                          ------------- ------------  -------------
                                                                                          $   2,993,900 $  6,439,123  $   9,433,023
-----------------------------------------------------------------------------------------------------------------------------------

                                      B-16

                         Kent Large Company Growth Fund
                          Kent Growth and Income Fund
             Pro Forma Combining Schedule of Portfolio Investments
                                 As of 07/31/01

     Kent Large         Kent Growth                                                     Kent Large      Kent Growth
      Company           and Income         Pro Forma                                  Company Growth        and          Pro Forma
    Growth Fund            Fund            Combined                                        Fund         Income Fund       Combined
     Principal           Principal         Principal                  Security            Market           Market         Market
   Amount/Shares       Amount/Shares      Amount/Shares              Description           Value            Value          Value
------------------------------------------------------------------------------------------------------------------------------------
Tools - Hand Held
         -               16,500               16,500            The Stanley Works      $        -      $    719,235    $    719,235
                                                                                       ------------    ------------    -------------
                                                                                       $        -      $    719,235    $    719,235
------------------------------------------------------------------------------------------------------------------------------------
Toys/Game/Hobby
         -               21,900               21,900            Mattel, Inc.           $        -      $    392,010    $    392,010
                                                                                       ------------    ------------    -------------
                                                                                       $        -      $    392,010    $    392,010
------------------------------------------------------------------------------------------------------------------------------------
Transportation - Air Freight
         -               19,450               19,450            FDX Corp. (b)          $        -      $    804,647    $    804,647
                                                                                       ------------    ------------    -------------
                                                                                       $        -      $    804,647    $    804,647
------------------------------------------------------------------------------------------------------------------------------------
Transportation - Airline
         -               10,000               10,000            AMR Corp.              $        -      $    351,500    $    351,500
         -                7,000                7,000            Delta Air Lines, Inc.  $        -      $    310,660    $    310,660
         -               42,000               42,000            Southwest Airlines Co. $        -      $    840,420    $    840,420
                                                                                       ------------    ------------    -------------
                                                                                       $        -      $  1,502,580    $  1,502,580
------------------------------------------------------------------------------------------------------------------------------------
Soap & Cleaning Preparations
         -               25,700               25,700            Burlington Northern    $        -      $    687,218    $    687,218
                                                                  Santa Fe Corp.
         -               23,925               23,925            Union Pacific Corp.    $        -      $  1,284,533    $  1,284,533
                                                                                       ------------    ------------    -------------
                                                                                       $        -      $  1,971,751    $  1,971,751
------------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power
         -               17,000               17,000            Concolidated           $        -      $    675,580    $    675,580
                                                                  Edison, Inc.
         -               13,300               13,300            Detroit Edisone Co.    $        -      $    561,925    $    561,925
      26,100             64,700               90,800            Duke Energy Corp.      $  1,007,721    $  2,498,067    $  3,505,788
         -               31,850               31,850            Entergy Corp.          $        -      $  1,194,375    $  1,194,375
         -               18,350               18,350            First Energy Corp.     $        -      $    556,739    $    556,739
         -               17,200               17,200            Florida Power & Light, $        -      $    928,800    $    928,800
                                                                  Inc.
         -               13,000               13,000            Public Service         $        -      $    608,400    $    608,400
                                                                  Enterprise Group,
                                                                  Inc.
         -               36,875               36,875            Reliant Energy, Inc.   $        -      $  1,161,563    $  1,161,563
         -               49,000               49,000            Southern Co.           $        -      $  1,151,500    $  1,151,500
                                                                                       ------------    ------------    -------------
                                                                                       $  1,007,721    $  9,336,949    $ 10,344,670
------------------------------------------------------------------------------------------------------------------------------------
Utilities - Telephone
       5,400             17,700               23,100            ALLTEL Corp.           $    332,910    $  1,091,205    $  1,424,115
      43,600            110,000              153,600            BellSouth Corp.        $  1,774,520    $  4,477,000    $  6,251,520
     103,400            194,000              297,400            SBC Communications     $  4,656,102    $  8,735,820    $ 13,391,922
         -               49,000               49,000            Sprint Corp.           $        -      $  1,143,660    $  1,143,660
                                                                                       ------------    ------------    -------------
                                                                                       $  6,763,532    $ 15,447,685    $ 22,211,217
------------------------------------------------------------------------------------------------------------------------------------
Wireless Equipment
      51,100            121,000              172,100            Motorola, Inc.         $    955,059    $  2,261,490    $  3,216,549
                                                                                       ------------    ------------    -------------
                                                                                       $    955,059    $  2,261,490    $  3,216,549
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks                                                                    $251,460,210    $579,970,882    $831,431,092
------------------------------------------------------------------------------------------------------------------------------------

                                      B-17

                         Kent Large Company Growth Fund
                          Kent Growth and Income Fund
             Pro Forma Combining Schedule of Portfolio Investments
                                 As of 07/31/01

     Kent Large         Kent Growth                                                     Kent Large      Kent Growth
      Company           and Income         Pro Forma                                  Company Growth        and          Pro Forma
    Growth Fund            Fund            Combined                                        Fund         Income Fund       Combined
     Principal           Principal         Principal                  Security            Market           Market         Market
   Amount/Shares       Amount/Shares      Amount/Shares              Description           Value            Value          Value
------------------------------------------------------------------------------------------------------------------------------------
Investment Companies
         481                -                    278            Dreyfus Cash           $        481    $        278    $        759
                                                                  Management Money
                                                                  Market Fund
     289,656                -              6,205,327            Federated Prime Value  $    289,655    $  6,205,327    $  6,494,982
                                                                  Obligations Money    ------------    ------------    -------------
                                                                  Market Fund
Total Investment Companies                                                             $    290,136    $  6,205,605    $  6,495,741
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       ---------------------------------------------
       Total (Cost $401,577,656, $273,135,168 and $674,712,824 respectively) (a)       $251,750,346    $586,176,487    $837,926,833
                                                                                       ------------    ------------    -------------
                                           Other assets in excess of liabilities       $  4,111,921    $      6,521    $  4,118,442
                                                                                       ------------    ------------    -------------
                                                                      Net Assets       $255,862,267    $586,183,008    $842,045,275
                                                                                       ============    ============    =============


                               (a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of $303,601 and $360,478 respectively. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

                                                                Unrealized             $ 15,579,951    $221,778,298
                                                                  appreciation
                                                                Unrealized             $(37,325,251)   $(37,483,068)
                                                                  depreciation

                                                                Net unrealized         $(21,745,300)   $184,295,230
                                                                  Appreciation

                               (b) Non - income producing security.

                               *   Part of this security has been deposited as initial margin on open futures contracts

                               **  Investment in affiliate

                               ADR - American Depository Receipt
                               NV - Naamloze Vennootchap (Dutch Corporation)

                               At July 31, 2001, the Fund's open long future contracts were as follows:


                                                       # Of contracts                             8              19

                                                                                         Standard &      Standard &
                                                                                        Poor's 500,     Poor's 500,
                                                       Opening Contract Type                9/20/01         9/20/01
                                                       National Amount                 $  2,439,080    $  5,823,065
                                                       Unrealized Depreciation         $     (8,480)   $    (50,390)
                                                         on Futures
                                                       Market Value                    $  2,430,600    $  5,772,675

                                      B-18

                        Fifth Third Large Cap Growth Fund
                        Fifth Third Large Cap Value Fund
            Pro Forma Combining Statements of Assets and Liabilities
                                  As of 7/31/01

                                                        Fifth Third      Fifth Third                          Pro Forma
                                                         Large Cap        Large Cap         Pro Forma         Combined
                                                        Growth Fund       Value Fund       Adjustments         (Note 1)
                                                        ------------     ------------      ------------      ------------
Assets:
Investment, at value
      (cost $273,135,168, $401,577,656 and
      $674,712,824, respectively)                       $251,750,346     $586,176,487      $         -       $837,926,833
Collateral for securities loaned                                   -       11,996,365                -         11,996,365
Interest and dividends receivable                            167,246          401,314                -            568,560
Receivable for investments sold                            4,106,595                -                -          4,106,595
Net receivable for futures contracts                               -           26,600                -             26,600
Other assets                                                  29,741           16,478                -             46,219
                                                        ------------     ------------      ------------      ------------
      Total Assets                                       256,053,928      598,617,244                -        854,671,172
                                                        ------------     ------------      ------------      ------------
Liabilities:
Payable for securities loaned                                      -       11,996,365                -         11,996,365
Payable for Fund shares redeemed                                   -            3,959                -              3,959
Net payable for variation margin on futures contracts          8,480                -                -              8,480
Payable to Advisor and other affiliates                      160,676          364,129                -            524,805
Distribution fees                                                131            8,252                -              8,383
Other                                                         22,374           61,531                -             83,905
                                                        ------------     ------------      ------------      ------------
      Total Liabilities                                      191,661       12,434,236                -         12,625,897
                                                        ------------     ------------      ------------      ------------
Net Assets:
Paid-in capital                                          305,298,131      390,435,669                -        695,733,800
Accumulated net investment income                             35,039           63,166                -             98,205
Accumulated net realized losses from investment
      transactions and futures                           (28,077,601)      11,135,732                -        (16,941,869)
Net unrealized depreciation on investments
      and futures                                        (21,393,302)     184,548,441                -        163,155,139
                                                        ------------     ------------      ------------      ------------
      Net Assets                                        $255,862,267     $586,183,008              $ -       $842,045,275
                                                        ============     ============      ============      ============
Net Assets:
      Institutional Shares                              $255,258,633     $547,523,929              $ -       $802,782,562
      Investment Shares                                      603,634       38,659,079                -         39,262,713
                                                        ------------     ------------      ------------      ------------
      Total                                             $255,862,267     $586,183,008              $ -       $842,045,275
                                                        ============     ============      ============      ============
Shares of Beneficial Interest Outstanding
      (Unlimited number of shares authorized,
       no par value:)
      Institutional Shares                                28,681,478       36,098,816       (11,852,014)(a)    52,928,280
      Investment Shares                                       67,866        2,573,706           (27,679)(a)     2,613,893
                                                        ------------     ------------      ------------      ------------
      Total                                               28,749,344       38,672,522       (11,879,693)       55,542,173
                                                        ============     ============      ============      ============
Net Asset Value
      Institutional Shares                                    $ 8.90          $ 15.17                             $ 15.17
                                                        ============     ============                        ============
      Investment Shares - offering and redemption
         price per share                                      $ 8.89          $ 15.02                             $ 15.02
                                                        ============     ============                        ============

----------
(a) Adjustment to convert Large Cap Growth Shares Outstanding to Large Cap Value Shares Outstanding based on Large Cap Value's NAV's.

                        Fifth Third Large Cap Growth Fund
                        Fifth Third Large Cap Value Fund
                  Pro Forma Combining Statements of Operations
                        For the period ended 7/31/01 (a)

                                                       Fifth Third          Fifth Third
                                                        Large Cap            Large Cap           Pro Forma     Pro Forma Combined
                                                       Growth Fund           Value Fund         Adjustments         (Note 1)
                                                     -----------------    ----------------     -------------   ------------------
INVESTMENT INCOME:
Dividend income                                          $ 1,874,158          $ 4,884,511         $     -          $ 6,758,669
Net income from securities lending                                 -               37,618               -               37,618
Foreign tax withholding                                       (6,683)             (56,681)              -              (63,364)
                                                     -----------------    ----------------     ------------     ----------------
     Total Income                                          1,867,475            4,865,448               -            6,732,923
                                                     -----------------    ----------------     ------------     ----------------
EXPENSES:
Investment advisory fees                                   1,095,189            2,539,738               -            3,634,927
Administration fees                                          282,830              655,654               -              938,484
Distribution services - Investment Shares                        894               61,867               -               62,761
Other fees                                                    96,263              209,261         (10,500)(b)          295,024
                                                     -----------------    ----------------     ------------     ----------------
     Total expenses                                        1,475,176            3,466,520         (10,500)           4,931,196
                                                     -----------------    ----------------     ------------     ----------------
     Less: Waiver and/or reimbursement from Advisor
      and/or affiliates                                      (10,709)             (15,687)             -               (26,396)
                                                     -----------------    ----------------     ------------     ----------------
     Net Expenses                                          1,464,467            3,450,833         (10,500)           4,904,800
                                                     -----------------    ----------------     ------------     ----------------
     Net Investment Income                                   403,008            1,414,615          10,500            1,828,123
                                                     -----------------    ----------------     ------------     ----------------
Realized and Unrealized Gains/(Losses) on
Investments and Futures:
Net realized gains/(losses)from investment
 transactions                                            (20,929,947)          11,315,273               -           (9,614,674)
Net realized gains/(losses)from futures transactions        (827,720)              11,790               -             (815,930)
Change in unrealized depreciation on investments and
 futures                                                  (7,582,126)         (65,339,637)              -          (72,921,763)
                                                     -----------------    ----------------     ------------     ----------------
Net realized/unrealized losses from investments
and futures                                              (29,339,793)         (54,012,574)              -          (83,352,367)
                                                     -----------------    ----------------     ------------     ----------------
Change in net assets resulting from operations          $(28,936,785)        $(52,597,959)        $10,500         $(81,524,244)
                                                     =================     ===============     ============      ===============

---------------------------------------------
(a) For the period from January 1, 2001 through July 31, 2001.
(b) Adjustment to reflect the fee structure when the two funds merge.

                               FIFTH THIRD FUNDS

                    Notes to Pro Forma Financial Statements
                                  (Unaudited)

1.   Basis of Combination:
     ---------------------

     The unaudited Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments reflects the accounts of two investment portfolios offered by the Fifth Third Funds: the Fifth Third Large Cap Growth Fund and the Fifth Third Large Cap Value Fund, (collectively, the "Funds" and individually a "Fund") as if the proposed reorganization occurred as of and for the year ended July 31, 2001. These statements have been derived from books and records utilized in calculating daily net asset value at July 31, 2001.

     The Reorganization Agreement provides that on the Closing Date of the Reorganization, all of the assets and liabilities will be transferred as follows such that at and after the Reorganization, the assets and liabilities of the Fifth Third Large Cap Growth Fund become the assets and liabilities of the Large Cap Value Fund.

     In exchange for the transfer of assets and liabilities, the Large Cap Value Fund will issue to the Large Cap Growth Fund full and fractional shares of the Large Cap Value Fund, and the Large Cap Growth Fund will make a liquidating distribution of such shares to its shareholders. The number of shares of the Large Cap Value Fund so issued will be equal in value to the full and fractional shares of the Large Cap Growth Fund that are outstanding immediately prior to the Reorganization. At and after the Reorganization, all debts, liabilities and obligations of the Large Cap Growth Fund will attach to the Large Cap Value Fund and may thereafter be enforced against the Large Cap Value Fund to the same extent as if the Large Cap Value Fund had incurred them. The pro forma statements give effect to the proposed transfer described above.

     Under the purchase method of accounting for business combinations under generally accepted accounting principles, the basis on the part of the Large Cap Value Fund, of the assets of the Large Cap Growth Fund will be the fair market value of such assets on the Closing Date of the Reorganization. The Large Cap Value Fund will recognize no gain or loss for federal tax purposes on its issuance of shares in the Reorganization, and the basis to the Large Cap Value Fund of the assets of the Large Cap Growth Fund received pursuant to the Reorganization will equal the fair market value of the consideration furnished, and costs incurred, by the Large Cap Value Fund in the Reorganization -- i.e., the sum of the liabilities assumed, the fair market value of the Large Cap Value Funds shares issued, and such costs.

     For accounting purposes, the Large Cap Value Fund is the surviving portfolio of this Reorganization. As such, the Fifth Third Large Cap Growth Fund, prior to the Closing Date, will declare a stock split causing the Net Asset Value to match that of the Large Cap Value Fund as of the Closing Date. The pro forma statements reflect the combined results of operations of the Funds. However, should such Reorganization be effected, the statements of operations of the Large Cap Growth Fund will not be restated for pre-combination period results of the Large Cap Value Fund.

     The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

                                   (Continued)

                               FIFTH THIRD FUNDS

                    Notes to Pro Forma Financial Statements
                                  (Unaudited)


     The Funds are each separate portfolios of the Fifth Third Funds, respectively, which are registered as open-end management companies under the Investment Company Act of 1940. The investment objectives of each fund are listed below.

     Fifth Third Large Cap Growth Fund seeks capital appreciation.

     Fifth Third Large Cap Value Fund seeks long-term capital appreciation with current income as a secondary objective.

     The Funds each issue two classes of shares: Institutional and Investment Shares.

     Under the terms of the investment advisory agreement between the Fifth Third Funds and Fifth Third Asset Management Inc., the Trust's investment advisor (the "Advisor"), the Advisor receives for its services and annual investment advisory fee based on a percentage of each Fund's average daily net assets (see table below). Such fees are accrued daily and paid monthly. For the year ended July 31, 2001, total investment advisory fees incurred by the Funds were as follows (Amounts in thousands):

                        Percentage Fee       Total Fees      Fees Waived
                        --------------       ----------      -----------

Large Cap Growth Fund       0.70%              $1,095             $-
Large Cap Value Fund        0.70%               2,540              -

     Pro Forma Adjustments and Pro Forma Combined Columns
     ----------------------------------------------------

     The pro forma adjustments and pro forma combined columns of the Statements of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Funds were combined for the year ended July 31, 2001. Investment advisory, administration, 12b-1, and accounting fees in the pro forma combined column are calculated at the projected rates for the Funds based upon the combined net assets of the Funds. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.

     The pro forma Schedules of Portfolio Investments give effect to the proposed transfer of such assets as if the Reorganization had occurred at July 31, 2001.

2.   Securities Valuations, Securities Transactions and Related Income:
     ------------------------------------------------------------------

     Listed securities are valued at the last sales price on the principal exchange where such securities are traded. Listed securities for which last sales prices are not available are valued at the mean of the latest bid and asked price in the principal market where such securities are traded. Unlisted securities are valued at the latest bid price. Short-term investments maturing in 60 days or less are valued at amortized cost or cost, which approximates market value. Investments in other

                                   (Continued)

                               FIFTH THIRD FUNDS

                    Notes to Pro Forma Financial Statements
                                  (Unaudited)


open-end investment companies are valued at net asset value. Investments for which there are no such quotations are valued at fair value as determined in good faith by the Advisor under the direction of the Board of Trustees.

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                          Fifth Third Large Cap Growth
                           Fifth Third Large Cap Value
              Pro Forma Combining Schedule of Portfolio Investments
                                 As of 01/31/02
                                   (Unaudited)

     Fifth Third                                                                        Fifth Third       Fifth Third
      Large Cap            Fifth Third        Pro Forma                                    Large            Large         Pro Forma
       Growth            Large Cap Value      Combined                                  Cap Growth        Cap Value       Combined
      Principal             Principal         Principal                  Security          Market           Market         Market
   Amount/Shares         Amount/Shares      Amount/Shares               Description        Value            Value          Value
------------------------------------------------------------------------------------------------------------------------------------

                                                                Common Stocks
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense
      18,200               65,725             83,925            Boeing Co.               $    745       $    2,692      $    3,437
         -                 18,750             18,750            Lockheed Martin Corp.    $    -         $      993      $      993
                                                                                         --------       ----------      ----------
                                                                                         $    745       $    3,685      $    4,430
------------------------------------------------------------------------------------------------------------------------------------
Automotive
         -                 31,525             31,525            Delphi Automotive        $    -         $      450      $      450
                                                                  Systems Corp.
      38,100              109,700            147,800            Ford Motor Co.           $    583       $    1,678      $    2,261
         -                 31,200             31,200            Genuine Parts Co.                       $    1,596      $    1,596
      11,300               22,650             33,950            General Motors Corp.     $    578       $      805      $    1,383
      11,600                  -               11,600            Harley Davidson, Inc.    $    661       $      -        $      661
         -                  6,350              6,350            TRW, Inc.                $    -         $      269      $      269
                                                                                         --------       ----------      ----------
                                                                                         $  1,822     # $    4,798    # $    6,620
------------------------------------------------------------------------------------------------------------------------------------
Banking
      32,000               90,100            122,100            Bank of America Corp.    $  2,016       $    5,679      $    7,695
      22,000               37,200                               Bank of New York., Inc.  $    902       $    1,524      $    2,426
      24,200               77,500            101,700            Bank One Corp.           $    908       $    2,906      $    3,814
         -                 23,900             23,900            BB&T Corp.               $    -         $      842      $      842
         -                 12,500             12,500            Comerica, Inc.           $    -         $      704      $      704
         -                 29,162             29,162            Fifth Third Bancorp.**   $    -         $    1,844      $    1,844
      22,500               63,675             86,175            FleetBoston Financial    $    756       $    2,141      $    2,897
                                                                  Corp.
         -                 16,500             16,500            Huntington Bancshares    $    -         $      289      $      289
      41,200                  -               41,200            J.P. Morgan Chase & Co.  $  1,403       $      -        $    1,403
         -                 22,400             22,400            KeyCorp.                 $    -         $      551      $      551
      10,200               23,900             34,100            Mellon Financial Corp.   $    392       $      918      $    1,310
         -                 34,300             34,300            National City Corp.      $    -         $      965      $      965
       4,600               10,900             15,500            Northern Trust Corp.     $    269       $      636      $      905
         -                 20,200             20,200            PNC Bank Corp.           $    -         $    1,167      $    1,167
         -                 18,000             18,000            SouthTrust Corp.         $    -         $      444      $      444
      12,000               17,000             29,000            State Street Corp.       $    645       $      914      $    1,559
         -                 13,400             13,400            SunTrust Banks, Inc.     $    -         $      825      $      825
      39,500                  -               39,500            U.S. Bancorp.            $    822       $      -        $      822
         -                  6,800              6,800            Union Planters Corp.     $    -         $      304      $      304
      20,400               76,000             96,400            Wachovia Corp.           $    678       $    2,527      $    3,205
         -                 63,200             63,200            Washington Mutual, Inc.  $    -         $    2,169      $    2,169
      34,200               86,000            120,200            Wells Fargo Co.          $  1,587       $    3,990      $    5,577
                                                                                         --------       ----------      ----------
                                                                                         $ 10,378     # $   31,339    # $   41,717
------------------------------------------------------------------------------------------------------------------------------------
Basic Materials
      18,000               61,800          3,697,489            Alcoa, Inc.              $    645       $    2,215      $    2,860
         -                 32,000            202,195            Barrick Gold Corp.       $    -         $      550      $      550
         -                  9,500          3,102,228            Inco, Ltd. (b)           $    -         $      173      $      173
         -                 10,500         10,521,000            Newmont Mining Corp.     $    -         $      229      $      229
         -                  8,225          2,839,347            Nucor Corp.              $    -         $      492      $      492
                                                                                         --------       ----------      ----------
                                                                                         $    645       $    3,659      $    4,304
------------------------------------------------------------------------------------------------------------------------------------
Building & Construction
         -                  15,425            15,425            Wayerhaeuser Co.         $    -         $      900      $      900
                                                                                         --------       ----------      ----------
                                                                                         $    -         $      900      $      900
------------------------------------------------------------------------------------------------------------------------------------
Business Services
       3,700                5,825              9,525            Avery Dennison Corp.     $    220       $      347      $      567
       6,200               10,000             16,200            Convergys Corp. (b)      $    196       $      317      $      513
       5,500               12,050             17,550            Pitney Bowes, Inc.       $    231       $      503      $      734
                                                                                         --------       ----------      ----------

                          Fifth Third Large Cap Growth
                           Fifth Third Large Cap Value
              Pro Forma Combining Schedule of Portfolio Investments
                                 As of 01/31/02
                                   (Unaudited)

     Fifth Third                                                                        Fifth Third       Fifth Third
      Large Cap            Fifth Third        Pro Forma                                    Large            Large         Pro Forma
       Growth            Large Cap Value      Combined                                  Cap Growth        Cap Value       Combined
      Principal             Principal         Principal                  Security          Market           Market         Market
   Amount/Shares         Amount/Shares      Amount/Shares               Description        Value            Value          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         $    647       $    1,167      $    1,814
------------------------------------------------------------------------------------------------------------------------------------
Chemicals
         -                 15,400             15,400            Air Products & Chemical, $    -         $      712      $      712
                                                                  Inc.
      18,700               53,600             72,300            Dow Chemical Co.         $    552       $    1,583      $    2,135
      21,600               58,900             80,500            E.I. Du Pont de Nemours  $    954       $    2,602      $    3,556
                                                                  & Co.
         -                  8,700              8,700            Eastman Chemical Co.     $    -         $      349      $      349
         -                  7,300              7,300            Ecolab, Inc.             $    -         $      312      $      312
         -                  9,900              9,900            Praxair, Inc.            $    -         $      575      $      575
         -                  9,800              9,800            Sigma-Aldrich Corp.      $    -         $      410      $      410
                                                                                         --------       ----------      ----------
                                                                                         $  1,506       $    6,543      $    8,049
------------------------------------------------------------------------------------------------------------------------------------
Computers Software & Services
      10,900                 -                10,900            Adobe Systems, Inc.      $    367       $      -        $      367
         -                 10,000             10,000            Autodesk, Inc.           $    -         $      410      $      410
      20,000               31,700             51,700            Automatic Data           $  1,080       $    1,712      $    2,792
                                                                  Processing, Inc.
         -                 16,300             16,300            BMC Software, Inc. (b)   $    -         $      288      $      288
       7,000                  -                7,000            Citrix Systems, Inc. (b) $    121       $      -        $      121
      35,100              112,675            147,775            Compaq Computer Corp.    $    433       $    1,392      $    1,825
         -                 38,400             38,400            Computer Associates      $    -         $    1,323      $    1,323
                                                                I  nternational, Inc.
         -                 12,250             12,250            Computer Scieces         $    -         $      545      $      545
                                                                  Corp. (b)
       5,700                  -                5,700            Comverse Technology,     $    122       $        -      $      122
                                                                  Inc. (b)
      77,800              132,000            209,800            Dell Computer Corp. (b)  $  2,139       $    3,629      $    5,768
      17,400               23,750             41,150            Electronic Data Systems  $  1,089       $    1,487      $    2,576
                                                                  Corp.
      10,300               19,600             29,900            First Data Corp.         $    852       $    1,622      $    2,474
      40,300              125,800            166,100            Hewlett-Packard Co.      $    891       $    2,781      $    3,672
     163,600              260,900            424,500            Microsoft Corp. (b)      $ 10,423       $   16,622      $   27,045
     165,600              285,300            450,900            Oracle Corp. (b)         $  2,857       $    4,924      $    7,781
         -                 27,000             27,000            Parametric Technology    $    -         $      186      $      186
                                                                  Corp. (b)
       9,400                  -                9,400            Paychex, Inc.            $    345       $      -        $      345
       9,000                  -                9,000            PeopleSoft, Inc. (b)     $    292       $      -        $      292
      15,500                  -                5,500            Siebel Systems, Inc. (b) $    549       $      -        $      549
      97,100              154,400            251,500            Sun Microsystems,        $  1,045       $    1,661      $    2,706
                                                                  Inc. (b)
         -                 20,000             20,000            Unisys Corp. (b)         $    -         $      250      $      250
      12,300                  -               12,300            VERITAS Coftware         $    523       $      -        $      523
                                                                  Corp. (b)
                                                                                         --------       ----------      ----------
                                                                                         $  23,128    # $   38,832    # $   61,960
------------------------------------------------------------------------------------------------------------------------------------
Computer Systems & Equipment
     212,500              349,000            202,195            Cisco Systems, Inc. (b)  $  4,208       $    6,910      $   11,118
      50,900               80,000         10,521,000            IBM Corp.                $  5,491       $    8,631      $   14,122
                                                                                         --------       ----------      ----------
                                                                                         $  9,699     # $   15,541    # $   25,240
------------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclical
         -                 40,500             40,500            Carnival Corp.           $    -         $    1,095      $    1,095
                                                                                         --------       ----------      ----------
                                                                                         $    -         $    1,095      $    1,095
------------------------------------------------------------------------------------------------------------------------------------
Consumer Durable
         -                  9,000              9,000            Danaher Corp.            $    -         $      574      $      574
         -                  4,600              4,600            Whirlpool Corp.          $    -         $      334      $      334
                                                                                         --------       ----------      ----------
                                                                                         $    -         $      908      $      908
------------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Durable
         -                 10,375             10,375            Alberta-Culver Co.,      $    -         $      484      $      484
                                                                  Class B
       7,200                  -                7,200            Avon Products, Inc.      $    354       $      -        $      354
      16,700               28,000             44,700            Colgate-Palmolive Co.    $    954       $    1,600      $    2,554
         -                 15,000             15,000            Fortune Brands, Inc.     $    -         $      611      $      611
      32,200               36,000             68,200            Gillette Co.             $  1,072       $    1,199      $    2,271
      16,000               26,800             42,800            Kimberly-Clark Corp.     $    965       $    1,616      $    2,581
         -                 21,700             21,700            Nike, Inc., Class B      $    -         $    1,300      $    1,300

                          Fifth Third Large Cap Growth
                           Fifth Third Large Cap Value
              Pro Forma Combining Schedule of Portfolio Investments
                                 As of 01/31/02
                                   (Unaudited)


     Fifth Third                                                                        Fifth Third       Fifth Third
      Large Cap            Fifth Third        Pro Forma                                    Large            Large         Pro Forma
       Growth            Large Cap Value      Combined                                  Cap Growth        Cap Value       Combined
      Principal             Principal         Principal             Security               Market           Market         Market
    Amount/Shares         Amount/Shares      Amount/Shares         Description             Value            Value          Value
------------------------------------------------------------------------------------------------------------------------------------
             -                  31,500             31,500    Pactiv Corp.(b)           $       -         $       567     $     567
          60,700               111,500            172,200    Philip Morris Cos., Inc.  $     3,042       $     5,587     $   8,629
          34,500                58,700             93,200    Proctor & Gamble Co.      $     2,818       $     4,795     $   7,613
             -                   8,200              8,200    V.F. Corp.                $       -         $       333     $     333
                                                                                       -----------       -----------     ---------
                                                                                       $     9,205       $    18,092     $  27,297
------------------------------------------------------------------------------------------------------------------------------------
Consumer Services
             -                   6,000              6,000    Adolph Coors Co.          $       -         $       316     $     316
          26,800                35,000             61,800    Anheuser-Busch            $     1,267       $     1,654     $   2,921
                                                               Co., Inc.
             -                  44,100             44,100    Archer-Daniels-           $       -         $       615     $     615
                                                               Midland Co.
          74,800               110,000            184,800    Coca-Cola Co.             $     3,273       $     4,813     $   8,086
             -                  17,900             17,900    Eastman Kodak Co.         $       -         $       508     $     508
             -                  22,900             22,900    Gannett, Inc.             $       -         $     1,545     $   1,545
             -                  32,500             32,500    International             $       -         $     1,358     $   1,358
                                                               Paper Co.
          12,200                19,800             32,000    Kellogg Co.               $       376       $       611     $     987
             -                  19,900             19,900    Marriott Inter-           $       -         $       812     $     812
                                                               national, Inc.
             -                  21,900             21,900    Mattel, Inc.              $       -         $       416     $     416
             -                   8,225              8,225    New York Times Co.        $       -         $       347     $     347
          55,300                82,800            138,100    PepsiCo, Inc.             $     2,770       $     4,147     $   6,917
             -                  39,759             39,759    Sara Lee Corp.            $       -         $       841     $     841
             -                  17,500             17,500    Starwood Hotels &         $       -         $       599     $     599
                                                               Resorts Worldwide,
                                                               Inc.
             -                  18,000             18,000    Tribune Co.               $       -         $       669     $     669
             -                   7,650              7,650    U.S.T., Inc.              $       -         $       267     $     267
          15,000                29,130             44,130    Unileveler NV             $       845       $     1,641     $   2,486
             -                  34,000             34,000    Waste Management,         $       -         $       980     $     980
                                                               Inc.
                                                                                       -----------       -----------     ---------
                                                                                       $     8,531      #$    22,139    #$  30,670
------------------------------------------------------------------------------------------------------------------------------------
Diversified Operations
             -                  86,000             86,000    Dendant Corp. (b)         $       -         $     1,503     $   1,503
             -                  31,700             31,700    Emerson Electric Co.      $       -         $     1,837     $   1,837
             -                  10,975             10,975    Johnson Controls,         $       -         $       923     $     923
                                                               Inc.
             -                  12,300             12,300    Textron, Inc.             $       -         $       564     $     564
          14,600                29,209             43,809    United Technologies       $     1,003       $     2,007     $   3,010
                                                               Corp.                   -----------       -----------     ---------
                                                                                       $     1,003       $     6,834     $   7,837
------------------------------------------------------------------------------------------------------------------------------------
Electronics
             -                  18,250             18,250    Advanced Micro            $       -         $       293     $     293
                                                               Devices, Inc. (b)
             -                  27,375             27,375    Agilent Technologies,     $       -         $       831     $     831
                                                               Inc. (b)
           8,000                19,500             27,500    Altera Corp. (b)          $       201       $       490     $     691
          13,700                18,200             31,900    Analog Devices,           $       600       $       797     $   1,397
                                                               Inc. (b)
          24,200                43,000             67,200    Applied Materials,        $     1,056       $     1,877     $   2,933
                                                               Inc. (b)
          58,700               113,200            171,900    EMC Corp. (b)             $       963       $     1,856     $   2,819
           9,000                   -                9,000    Emerson Electric Co.      $       521       $       -       $     521
         293,400                   -              293,400    Genral Electric Co.       $    10,900       $       -       $  10,900
         202,200               322,200            524,400    Intel Corp.               $     7,085       $    11,289     $  18,374
           6,100                   -                6,100    KA-Tencor Corp. (b)       $       349       $       -       $     349
           9,600                15,900             25,500    Linear Technology         $       397       $       658     $   1,055
                                                               Corp.
          10,300                15,600             25,900    Maxim Integrated          $       572       $       866     $   1,438
                                                               Products, Inc. (b)
          12,300                29,500             41,800    Micron Technology,        $       415       $       996     $   1,411
                                                               Inc. (b)
          45,600               121,000            166,600    Motorola, Inc.            $       607       $     1,611     $   2,218
             -                  15,000             15,000    Novellus Systems,         $       -         $       641     $     641
                                                               Inc. (b)
           3,200                15,600             18,800    PerkinElmer, Inc.         $        94       $       460     $     554
             -                  18,250             18,250    Rockwell Inter-           $       -         $       351     $     351
                                                               national Corp.
             -                  16,960             16,960    Sanmina Corp. (b)         $       -         $       249     $     249
             -                  36,050             36,050    Solectron Corp. (b)       $       -         $       423     $     423
             -                   8,200              8,200    Tektonix, Inc. (b)        $       -         $       201     $     201

                                      B-26

                          Fifth Third Large Cap Growth
                           Fifth Third Large Cap Value
              Pro Forma Combining Schedule of Portfolio Investments
                                 As of 01/31/02
                                   (Unaudited)


     Fifth Third                                                                        Fifth Third      Fifth Third
      Large Cap            Fifth Third        Pro Forma                                    Large            Large        Pro Forma
       Growth            Large Cap Value      Combined                                  Cap Growth        Cap Value       Combined
      Principal             Principal         Principal                  Security          Market           Market         Market
    Amount/Shares         Amount/Shares     Amount/Shares               Description        Value            Value          Value
-----------------------------------------------------------------------------------------------------------------------------------
          51,900                106,725           158,625    Texas Instruments, Inc.    $     1,620       $    3,330     $   4,950
  #        6,000                    -               6,000    Waters Corp. (b)           $       208       $      -       $     208
           6,500                 16,935            23,435    Xilinx, Inc. (b)           $       282       $      711     $     993
                                                                                        -----------       ----------     ---------
                                                                                        $    25,870      #$   27,930    #$  53,800
-----------------------------------------------------------------------------------------------------------------------------------
    Energy
             -                   13,500            13,500    Anadarko Petroleum Corp.   $       -         $      663     $     663
             -                   18,000            18,000    Baker Hughes, Inc.         $       -         $      634     $     634
          19,800                 58,100            77,900    Chevron Corp.              $     1,659       $    4,869     $   6,528
             -                   54,025            54,025    Conoco, Inc., Class B      $       -         $    1,521     $   1,521
             -                   14,600            14,600    Devon Energy Corp.         $       -         $      543     $     543
          10,600                 27,400            38,000    El Paso Energy Corp.       $       402       $    1,040     $   1,442
         132,300                409,800           542,100    Exxon Mobil corp.          $     5,167       $   16,002     $  21,169
             -                   30,000            30,000    Halliburton Co.            $       -         $      413     $     413
             -                   10,200            10,200    Kerr-Mcgee Corp.           $       -         $      540     $     540
             -                   26,575            26,575    Marathon Oil Corp.         $       -         $      745     $     745
             -                   53,300            53,300    Mirant Corp. (b)           $       -         $      534     $     534
             -                   18,500            18,500    Phillips Petroleum Co.     $       -         $    1,082     $   1,082
          40,300                119,000           159,300    Royal Dutch Petroleum      $     2,014       $    5,946     $   7,960
                                                               Co., ADR
          11,900                 38,500            50,400    Schlumberger, Ltd.         $       671       $    2,171     $   2,842
             -                   18,000            18,000    Sunoco, Inc.               $       -         $      694     $     694
             -                   11,100            11,100    Transocean Sedco           $       -         $      340     $     340
                                                               Forex, Inc.
             -                   27,025            27,025    Unocal Corp.               $       -         $      945     $     945
                                                                                        -----------       ----------     ---------
                                                                                        $     9,913      #$   38,682    #$  48,595
------------------------------------------------------------------------------------------------------------------------------------
    Financial Services
          35,900                 77,237           113,137    American Express Co.       $     1,287       $    2,769     $   4,056
           6,200                 10,986            17,186    Capital One Financial      $       311       $      551     $     862
                                                               Corp.
         100,800                326,700           427,500    Citigroup, Inc.            $     4,777       $   15,486     $  20,263
          13,500                    -              13,500    Concord EFS, Inc. (b)      $       394       $      -       $     394
          28,200                 48,000            76,200    Fannie Mae                 $     2,282       $    3,886     $   6,168
          14,400                 34,500            48,900    Freddie Mac                $       967       $    2,316     $   3,283
             -                   12,800            12,800    H & R Block, Inc.          $       -         $      592     $     592
             -                   34,700            34,700    Household Inter-           $       -         $    1,778     $   1,778
                                                               national, Inc.
             -                  104,800           104,800    J.P. Morgan Chase & Co.    $       -         $    3,568     $   3,568
           8,500                 13,800            22,300    Marsch & McLennan Cos.,    $       866       $    1,406     $   2,272
                                                               Inc.
             -                    9,400             9,400    MBIA, Inc.                 $       -         $      506     $     506
          17,700                 52,275            69,975    MBNA Corp.                 $       620       $    1,830     $   2,450
          17,500                 53,400            70,900    Merrill Lynch & Co., Inc.  $       892       $    2,722     $   3,614
             -                   15,800            15,800    MGIC Investment Corp.      $       -         $    1,059     $   1,059
          23,100                 73,200            96,300    Morgan Stanley Dean        $     1,271       $    4,026     $   5,297
                                                               Witter & Co.
           5,200                105,200           110,400    USA Education, Inc.        $       468       $    2,190     $   2,658
                                                                                        -----------       ----------     ---------
                                                                                        $    14,135      #$   44,685    #$  58,820
------------------------------------------------------------------------------------------------------------------------------------
    Food and Beverages
          10,000                    -              10,000    General Mills, Inc.        $       495       $      -       $     495
           9,000                    -               9,000    H.J. Heinz Co.             $       373       $      -       $     373
           6,800                    -               6,800    Wm. Wrigley Jr. Co.        $       372       $      -       $     372
                                                                                        -----------       ----------     ---------
                                                                                        $     1,240       $      -       $   1,240
------------------------------------------------------------------------------------------------------------------------------------
    Foods
          20,900                    -              20,900    Sysco Corp.                $       619       $      -       $     619
                                                                                        -----------       ----------     ---------
------------------------------------------------------------------------------------------------------------------------------------
    Health Care
          19,900                 30,300            50,200    Baxter International,      $     1,111       $    1,692     $   2,803
                                                                Inc.
           7,800                    -               7,800    Biomet, Inc.               $       252       $      -       $     252
          62,700                 98,800           161,500    Bristol-Myers Squibb Co.   $     2,845       $    4,483     $   7,328

                                      B-27

                          Fifth Third Large Cap Growth
                           Fifth Third Large Cap Value
              Pro Forma Combining Schedule of Portfolio Investments
                                 As of 01/31/02
                                   (Unaudited)

     Fifth Third                                                                        Fifth Third       Fifth Third
      Large Cap            Fifth Third        Pro Forma                                    Large            Large         Pro Forma
       Growth            Large Cap Value      Combined                                  Cap Growth        Cap Value       Combined
      Principal             Principal         Principal                  Security          Market           Market         Market
   Amount/Shares         Amount/Shares      Amount/Shares               Description        Value            Value          Value
------------------------------------------------------------------------------------------------------------------------------------
      14,100               22,500             36,600            Cardinal Health, Inc.    $    929       $    1,483      $    2,412
       5,800                   -               5,800            Genzyme Corp. (b)        $    265       $        -      $      265
       6,700               10,300             17,000            Guidant Corp. (b)        $    322       $      495      $      817
      16,100               32,400             48,500            HCA - The healthcare Co. $    684       $    1,377      $    2,061
         -                 42,500             42,500            HEALTHSOUTH Corp. (b)    $    -         $      497      $      497
         -                 25,000             25,000            Humana, Inc. (b)         $    -         $      311      $      311
      12,000                  -               12,000            IMS Health, Inc.         $    239       $      -        $      239
         -                 15,200             15,200            McKesson HBOC, Inc.      $    -         $      585      $      585
      38,900               45,800             84,700            Medtronic, Inc.          $  1,917       $    2,257      $    4,174
     193,700              303,000            496,700            Pfizer, Inc.             $  8,071       $   12,625      $   20,696
       6,100                  -                6,100            Stryker Corp.            $    358       $      -        $      358
           -               19,000             19,000            Tenet Healthcare         $    -         $    1,212      $    1,212
                                                                  Corp. (b)
       9,600                  -                9,600            UnitedHealth Group, Inc. $    714       $      -        $      714
           -                6,100              6,100            Wellpoint Health         $    -         $      774      $      774
                                                                  Networks (b)
       5,900                  -                5,900            Zimmer Holdings,         $    192       $      -        $      192
                                                                  Inc. (b)               --------       ----------      ----------
                                                                                         $ 17,899     # $   27,791    # $   45,690
------------------------------------------------------------------------------------------------------------------------------------
Insurance
         -                  8,275              8,275            Aetna, Inc.              $    -         $      284      $      284
                           26,300             26,300            AFLAC, Inc.              $    -         $      687      $      687
         -                 45,050             45,050            Allstate Corp.           $    -         $    1,453      $    1,453
      54,600              173,076            227,676            American International   $  4,049       $   12,835      $   16,884
                                                                  Group, Inc.
         -                 13,200             13,200            Chubb Corp.              $    -         $      882      $      882
         -                 13,250             13,250            CIGNA Corp.              $    -         $    1,219      $    1,219
         -                 15,345             15,345            Hartford Financial
                                                                  Services Group, Inc.   $    -         $    1,016      $    1,016
         -                 10,650             10,650            Jefferson-Pilot Corp.    $    -         $      510      $      510
                           15,000             15,000            John Hancock Financial   $    -         $      576      $      576
                                                                  Services, Inc.
         -                 13,500             13,500            Lincoln National Corp.   $    -         $      695      $      695
         -                 42,000             42,000            MetLife, Inc.            $    -         $    1,276      $    1,276
         -                 16,175             16,175            Torchmark Corp.          $    -         $      614      $      614
                                                                                         --------       ----------      ----------
                                                                                         $  4,049     # $   22,047    # $   26,096
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing
         -                472,000            472,000            General Electric Co.     $    -         $   17,535      $   17,535
      23,100               57,000             80,100            Honeywell International, $    776       $    1,916      $    2,692
                                                                  Inc.
         -                 17,900             17,900            Illinois Tool Works,     $    -         $    1,278      $    1,278
                                                                  Inc.
         -                 18,000             18,000            Ingersoll-Rand Co.       $    -         $      796      $      796
       8,300               18,000             26,300            Minnesota Mining &       $    920       $    1,994      $    2,914
                                                                  Manufacturing Co.
      62,500              105,000            167,500            Tyco International, Ltd. $  2,197       $    3,691      $    5,888
                                                                                         --------       ----------      ----------
                                                                                         $  3,893     # $   27,210    # $   31,103
------------------------------------------------------------------------------------------------------------------------------------
Media/Publishing
     103,600              217,000            320,600            AOL Time Warner,         $  2,725       $    5,709      $    8,434
                                                                  Inc. (b)
      12,200               32,600             44,800            Clear Channel            $    562       $    1,501      $    2,063
                                                                  Communications,
                                                                  Inc. (b)
      19,500               55,000             74,500            Comcast Corp. (b)        $    693       $    1,954      $    2,647
         -                 18,600             18,600            Interpublic Group        $    -         $      537      $      537
                                                                  Cos., Inc.
       4,600                9,900             14,500            McGraw-Hill Cos., Inc.   $    295       $      634      $      929
       5,600                  -                5,600            Omnicom Group, Inc.      $    489       $        -      $      489
      40,800              133,600            174,400            The Walt Disney Co.      $    859       $    2,814      $    3,673
      37,000               94,200            131,200            Viacom, Inc.,  (b)       $  1,480       $    3,767      $    5,247
                                                                                         --------       ----------      ----------
                                                                                         $  7,103     # $   16,916    # $   24,019
------------------------------------------------------------------------------------------------------------------------------------
Pharmacauticals
      46,600               50,000             96,600            Abbott Laboratories      $  2,689       $    2,885      $    5,574
       4,000                  -                4,000            Allergan, Inc.           $    267       $      -        $      267
      40,200               66,500            106,700            American Home Products   $  2,599       $    4,300      $    6,899
                                                                  Corp.
      35,100               42,000             77,100            Amgen, Inc. (b)          $  1,948       $    2,331      $    4,279
      36,100               55,500             91,600            Eli Lilly & Co.          $  2,711       $    4,168      $    6,879

                          Fifth Third Large Cap Growth
                           Fifth Third Large Cap Value
              Pro Forma Combining Schedule of Portfolio Investments
                                 As of 01/31/02
                                   (Unaudited)

     Fifth Third                                                                        Fifth Third       Fifth Third
      Large Cap            Fifth Third        Pro Forma                                    Large            Large         Pro Forma
       Growth            Large Cap Value      Combined                                  Cap Growth        Cap Value       Combined
      Principal             Principal         Principal                  Security          Market           Market         Market
   Amount/Shares         Amount/Shares      Amount/Shares               Description        Value            Value          Value
------------------------------------------------------------------------------------------------------------------------------------
       6,600                  -                6,600            Forest Laboratories,     $    547       $      -        $      547
                                                                  Inc.
      92,500              140,000            232,500            Johnson & Johnson        $  5,320       $    8,052      $   13,372
       6,900                  -                6,900            King Pharmaceuticals,    $    251       $      -        $      251
                                                                  Inc.
      11,800                  -               11,800            Medimmune, Inc. (b)      $    500       $      -        $      500
      73,400              116,600            190,000            Merck & Co., Inc.        $  4,344       $    6,900      $   11,244
      38,700               65,700            104,400            Pharmacia Corp.          $  1,567       $    2,661      $    4,228
      40,800               74,800            115,600            Schering-Plough Corp.    $  1,321       $    2,422      $    3,743
                                                                                         --------       ----------      ----------
                                                                                         $ 24,064     # $   33,719    # $   57,783
------------------------------------------------------------------------------------------------------------------------------------
Restaurants
      26,900               86,300            113,200            Mcdonald's Corp.         $    731       $    2,346      $    3,077
                                                                                         --------       ----------      ----------
                                                                                         $    731       $    2,346      $    3,077
------------------------------------------------------------------------------------------------------------------------------------
Retail
       3,300               10,000             13,300            AutoZone, Inc. (b)       $    223       $      677      $      900
       9,800               11,100             20,900            Bed Bath & Beyond,       $    339       $      821      $    1,160
                                                                  Inc. (b)
       7,200                  -                7,200            Best Buy Co. (b)         $    533       $      -        $      533
         -                 24,800             24,800            Costco Wholesale         $    -         $    1,141      $    1,141
                                                                  Corp. (b)
         -                 22,150             22,150            CVS Corp.                $    -         $      602      $      602
         -                 15,500             15,500            Federated Department     $    -         $      645      $      645
                                                                  Stores, Inc. (b)
      69,600              116,500            186,100            Home Depot, Inc.         $  3,486       $    5,836      $    9,322
      13,800               17,450             31,250            Kohl's Corp. (b)         $    915       $    1,157      $    2,072
      24,600               41,300             65,900            Kroger Co. (b)           $    507       $      851      $    1,358
         -                 43,450             43,450            Limited, Inc.            $    -         $      806      $      806
      24,100               39,000             63,100            Lowe's Cos., Inc.        $  1,110       $    1,797      $    2,907
         -                 21,100             21,100            May Department           $    -         $      776      $      776
                                                                  Stores Co.
       8,500                8,800             17,300            RadioShack Corp.         $    268       $      277      $      545
      10,500               28,675             39,175            Safeway, Inc. (b)        $    425       $    1,160      $    1,585
         -                 24,100             24,100            Sears Roebuck & Co.      $    -         $    1,273      $    1,273
         -                 38,000             38,000            Staples, Inc. (b)        $    -         $      692      $      692
      11,200                    -             11,200            Starbucks Corp. (b)      $    266       $      -        $      266
         -                 31,200             31,200            SUPERVALU, Inc.          $    -         $      770      $      770
      26,900               44,900             71,800            Target Corp.             $  1,195       $    1,994      $    3,189
         -                  9,500              9,500            Tiffany & Co.            $    -         $      339      $      339
     134,600              216,400            351,000            Wal-Mart Stores, Inc.    $  8,073       $   12,981      $   21,054
      27,000               47,000             74,000            Walgreen Co.             $    980       $    1,705      $    2,685
                                                                                         --------       ----------      ----------
                                                                                         $ 18,320     # $   36,300    # $   54,620
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications
         -                 17,700             17,700            Alltell Corp.            $      -       $      982      $      982
      38,100              168,000            206,100            AT&T Corp.               $    674       $    2,974      $    3,648
      37,100              131,300            168,400            AT&T Wireless Services,  $    427       $    1,510      $    1,937
                                                                  Inc. (b)
      36,100              110,000            146,100            Bellsouth Corp.          $  1,445       $    4,400      $    5,845
      22,700               38,200             60,900            QUALCOMM, Inc. (b)       $  1,000       $    1,682      $    2,682
         -                 81,000             81,000            Qwest Communications     $    -         $      851      $      851
                                                                  International, Inc.
      74,000              194,000            268,000            SBC Communications,      $  2,771       $    7,265      $   10,036
                                                                  Inc.
         -                 49,000             49,000            Sprint Corp.             $    -         $      867      $      867
      27,900               38,000             65,900            Sprint Corp., PCS        $    457       $      622      $    1,079
                                                                  Group (b)
      54,600              162,600            217,200            Verizon Communications,  $  2,531       $    7,537      $   10,068
                                                                  Inc.
      45,000              144,000            189,000            WorldCom, Inc. (b)       $    452       $    1,447      $    1,899
                                                                                         --------       ----------      ----------
                                                                                         $  9,757     # $   30,137    # $   39,894
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Equipment
         -                 55,000             55,000            Corning, Inc.            $    -         $      442      $      442
                          100,000            100,000            Lucent Technologies,     $    -         $      654      $      654
         -                129,500            129,500            Nortel Networks Corp.,   $    -         $      938      $      938
                                                                ADR                      --------       ----------      ----------
                                                                                         $    -       # $    2,034    # $    2,034
------------------------------------------------------------------------------------------------------------------------------------

                          Fifth Third Large Cap Growth
                           Fifth Third Large Cap Value
              Pro Forma Combining Schedule of Portfolio Investments
                                 As of 01/31/02
                                   (Unaudited)


     Fifth Third                                                                        Fifth Third       Fifth Third
      Large Cap            Fifth Third         Pro Forma                                   Large             Large        Pro Forma
       Growth            Large Cap Value       Combined                                  Cap Growth        Cap Value       Combined
      Principal             Principal          Principal           Security                Market            Market         Market
    Amount/Shares         Amount/Shares      Amount/Shares        Description              Value             Value          Value
------------------------------------------------------------------------------------------------------------------------------------
    Transportation - Airline
               -                 10,000             10,000   AMR Corp.                  $       -         $       249     $     249
               -                 25,700             25,700   Burlington Northern        $       -         $       726     $     726
                                                               Santa Fe Corp.
               -                  7,000              7,000   Delta Air Lines, Inc.      $       -         $       221     $     221
               -                 19,450             19,450   FedEx Corp. (b)            $       -         $     1,042     $   1,042
               -                 42,000             42,000   Southwest Airlines Co.     $       -         $       795     $     795
               -                 23,925             23,925   Union Pacific Corp.        $       -         $     1,485     $   1,485
                                                                                        -----------       -----------     ---------
                                                                                        $       -        #$     4,518     $   4,518
------------------------------------------------------------------------------------------------------------------------------------
    Utilities
               -                 24,400             24,400   Allegheny Energy, Inc.     $       -         $       803     $     803
               -                 24,800             24,800   American Electric          $       -         $     1,035     $   1,035
                                                               Power Co.
               -                 59,300             59,300   Calpine Corp.              $       -         $       664     $     664
               -                 17,000             17,000   Consolidated Edison, Inc.  $       -         $       697     $     697
               -                 18,900             18,900   Dominion Resources, Inc.   $       -         $     1,113     $   1,113
               -                 13,300             13,300   DTE Energy Co.             $       -         $       545     $     545
            15,500               64,700             80,200   Duke Energy Corp.          $       540       $     2,255     $   2,795
             6,700               43,900             50,600   Dynergy, Inc.              $       160       $     1,047     $   1,207
               -                 16,000             16,000   Entergy Corp.              $       -         $       659     $     659
             6,600               28,000             34,600   Exelon Corp.               $       325       $     1,379     $   1,704
               -                 18,350             18,350   First Energy Corp.         $       -         $       683     $     683
               -                 12,200             12,200   FPL Group, Inc.            $       -         $       654     $     654
               -                 21,200             21,200   KeySpan Corp.              $       -         $       686     $     686
               -                 16,566             16,566   Nisource, Inc.             $       -         $       345     $     345
               -                 14,600             14,600   PPL Corp.                  $       -         $       492     $     492
               -                 13,000             13,000   Public Service Enteprise   $       -         $       547     $     547
                                                               Group, Inc.
               -                 36,875             36,875   Reliant Energy, Inc.       $       -         $       925     $     925
               -                 49,000             49,000   Southern Co.               $       -         $     1,208     $   1,208
               -                 31,050             31,050   The Williams Companies,    $       -         $       549     $     549
               -                 31,000             31,000   TXU Corp.                  $       -         $     1,510     $   1,510
               -                 32,050             32,050   Xcel Energy, Inc.          $       -         $       856     $     856
                                                                                        -----------       -----------     ---------
                                                                                        $     1,025      #$    18,652    #$  19,677
------------------------------------------------------------------------------------------------------------------------------------
      Total Common Stocks                                                               $   205,927      #$   488,499    #$  694,426
------------------------------------------------------------------------------------------------------------------------------------

                          Fifth Third Large Cap Growth
                          Fifth Third Large Cap Value
             Pro Forma Combining Schedule of Portfolio Investments
                                 As of 01/31/02
                                  (Unaudited)


    Fifth Third                                                                           Fifth Third   Fifth Third
     Large Cap      Fifth Third      Pro Forma                                               Large         Large        Pro Forma
      Growth      Large Cap Value     Combined                                             Cap Growth    Cap Value      Combined
     Principal       Principal       Principal              Security                         Market        Market        Market
   Amount/Shares   Amount/Shares   Amount/Shares           Description                       Value         Value          Value
------------------------------------------------------------------------------------------------------------------------------------
Money Market Funds
         581              -              278      Dreyfus Cash Management Money           $        1    $      -      $          1
                                                    Market Fund
   1,521,047        1,879,103      6,205,327      Federated Prime Value                   $    1,521    $    1,879    $      3,400
                                                    Obligations Money Market Fund         ----------------------------------------
Total Investment Companies                                                                $    1,522    $    1,879    $      3,401
------------------------------------------------------------------------------------------------------------------------------------

                         Total (Cost $223,097, $342,697 and $565,794 respectively) (a)    $  207,449 #  $  490,378 #  $    697,827
                                                                                          ----------------------------------------
                                                 Other assets in excess of liabilities    $       52    $       84    $        136
                                                                                          ----------------------------------------
                                                                            Net Assets    $  207,501 #  $  490,462 #  $    697,963
                                                                                          ========================================

(a) Cost for financial reporting and Federal tax purposes and differs from value by net unrealized depreciation of $15,648, Which is composed of $16,602 appreciation and $32,250 depreciation at January 31, 2002

(a) Cost for financial reporting and Federal tax purposes and differs from value by net unrealized depreciation of $147,681, Which is composed of $177,391 appreciation and $29,710 depreciation at January 31, 2002

(b)  Non - income producing security.

ADR - American Depository Receipt

At July 31, 2001, the Fund's open long future contracts were as follows:

                 # Of contracts                                                5
                                                               Standard & Poor's
                 Opening Contract Type                         500, 3/20/02
                 National Amount                               $           1,398
                 Unrealized Appreciation                       $              15
                 Value                                         $           1,413

                        Fifth Third Large Cap Growth Fund
                        Fifth Third Large Cap Value Fund
            Pro Forma Combining Statements of Assets and Liabilities
                                 As of 01/31/02
                                   (Unaudited)
                             (Amounts in Thousands)

                                                        Fifth Third      Fifth Third                           Pro Forma
                                                         Large Cap        Large Cap         Pro Forma          Combined
                                                        Growth Fund       Value Fund       Adjustments         (Note 1)
                                                        ------------     ------------      ------------      ------------
Assets:
Investment, at value
(cost $273,135,168, $401,577,656 and
   $674,712,824, respectively)                            $ 207,449       $ 490,378          $     -           $ 697,827
Collateral for securities loaned                                  -               -                -                   -
Interest and dividends receivable                               169             449                -                 618
Receivable for investments sold                                   -              13                -                  13
Receivable from Advisor                                           -               2                -                   2
Net receivable for futures contracts                             19               -                -                  19
Other assets                                                     25              12                -                  37
                                                          ---------       ---------          --------          ---------
        Total Assets                                        207,662         490,854                -             698,516
                                                          ---------       ---------          --------          ---------
Liabilities:
Payable for securities loaned                                     -               -                -                   -
Payable for Fund shares redeemed                                  -              11                -                  11
Net payable for variation margin on futures contracts             -               -                -                   -
Payable to Advisor and other affiliates                         139             326                -                 465
Distribution fees                                                 -               7                -                   7
Other                                                            22              48                -                  70
                                                          ---------       ---------          --------          ---------
        Total Liabilities                                       161             392                -                 553
                                                          ---------       ---------          --------          ---------
Net Assets:
Paid-in capital                                             272,014         344,299                -             616,313
Accumulated net investment income                               129             352                -                 481
Accumulated net realized losses from investment
        transactions, futures                               (49,009)         (1,870)               -             (50,879)
Net unrealized depreciation on investments
        and futures                                         (15,633)        147,681                -             132,048
                                                          ---------       ---------          --------          ---------
        Net Assets                                        $ 207,501       $ 490,462              $ -           $ 697,963
                                                          =========       =========          ========          =========
Net Assets:
        Institutional Shares                              $ 206,725       $ 459,924              $ -           $ 666,649
        Investment A shares                                     687          30,457                -              31,144
        Investment B Shares                                      88              80                -                 168
        Investment C Shares                                       1               1                -                   2
                                                          ---------       ---------          --------          ---------
        Total                                             $ 207,501       $ 490,462              $ -           $ 697,963
                                                          =========       =========          ========          =========
Shares of Beneficial Interest Outstanding
        (Unlimited number of shares authorized,
        no par value:)
        Institutional Shares                                 24,810          33,266            (9,862)(a)         48,214
        Investment A Shares                                      83           2,228               (33)(a)          2,278
        Investment B  Shares                                     11               6                (5)(a)             12
        Investment C Shares                                       - *             - *               - (a)*             -
                                                          ---------       ---------          --------          ---------
        Total                                                24,904          35,500            (9,900)            50,504
                                                          =========       =========          ========          =========
Net Asset Value
        Institutional Shares                                 $ 8.33         $ 13.83                              $ 13.83
                                                          =========       =========                            =========
        Investment A Shares                                  $ 8.32         $ 13.67                              $ 13.67
                                                          =========       =========                            =========
        Investment B Shares                                  $ 8.31         $ 13.79                              $ 13.57
                                                          =========       =========                            =========
        Investment C Shares                                  $ 8.31         $ 13.80                              $ 13.80
                                                          =========       =========                            =========

----------
  * Amount less than 500 shares.

(a) Adjustment to convert Large Cap Growth Shares Outstanding to Large Cap Value Shares Outstanding based on Large Cap Value's NAV's.

                        Fifth Third Large Cap Growth Fund
                        Fifth Third Large Cap Value Fund
                  Pro Forma Combining Statements of Operations
                        For the period ended 01/31/02(a)
                                   (Unaudited)
                             (Amounts in Thousands)

                                                   Fifth Third      Fifth Third                        Pro Forma
                                                    Large Cap        Large Cap        Pro Forma         Combined
                                                   Growth Fund      Value Fund       Adjustments        (Note 1)
                                                   -----------     ------------      -----------       ---------
INVESTMENT INCOME:
Dividend income                                    $     1,484     $      4,084      $         -       $   5,568
Foreign tax withholding                                      -                -                -               -
                                                   -----------     ------------      -----------       ---------
  Total Income                                           1,484            4,084                -           5,568
                                                   -----------     ------------      -----------       ---------
EXPENSES:
Investment advisory fees                                   799            1,861                -           2,660
Administration fees                                        206              482                -             688
Distribution services - Investment Shares                    1               42                -              43
Other fees                                                 103              211              (45)(b)         269
                                                   -----------     ------------      -----------       ---------
  Total expenses                                         1,109            2,596              (45)          3,660
                                                   -----------     ------------      -----------       ---------
  Less: Waiver and/or reimbursement from Advisor
        and/or affiliates                                  (25)             (66)              21             (70)
                                                   -----------     ------------      -----------       ---------
  Net Expenses                                           1,084            2,530              (24)          3,590
                                                   -----------     ------------      -----------       ---------
  Net Investment Income                                    400            1,554               24           1,978
                                                   -----------     ------------      -----------       ---------
Realized and Unrealized Gains/(Losses) on
Investments, Futures:
Net realized gains/(losses) from investment
  transactions                                         (21,275)          (2,605)               -         (23,880)

Net realized gains/(losses) from futures
  transactions                                             344              988                -           1,332

Change in unrealized depreciation on investments,
  futures                                                5,760          (36,867)               -         (31,107)
                                                   -----------     ------------      -----------       ---------
Net realized/unrealized losses from investments,
  futures                                              (15,171)         (38,484)               -         (53,655)
                                                   -----------     ------------      -----------       ---------
Change in net assets resulting from operations     $   (14,771)    $    (36,930)     $        24       $ (51,677)
                                                   ===========     ============      ===========       =========

--------------------------------------------------------
(a) For the period from January 1, 2001 through July 31, 2001.
(b) Adjustment to reflect the fee structure when the two funds merge.

                               FIFTH THIRD FUNDS

                    Notes to Pro Forma Financial Statements
                                  (Unaudited)

1.   Basis of Combination:
     ---------------------

     The unaudited Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments reflects the accounts of two investment portfolios offered by the Fifth Third Funds: the Fifth Third Large Cap Growth Fund and the Fifth Third Large Cap Value Fund, (collectively, the "Funds" and individually a "Fund") as if the proposed reorganization occurred as of and for the six months ended January 31, 2002. These statements have been derived from books and records utilized in calculating daily net asset value at January 31, 2002.

     The Reorganization Agreement provides that on the Closing Date of the Reorganization, all of the assets and liabilities will be transferred as follows such that at and after the Reorganization, the assets and liabilities of the Fifth Third Large Cap Growth Fund become the assets and liabilities of the Large Cap Value Fund.

     In exchange for the transfer of assets and liabilities, the Large Cap Value Fund will issue to the Large Cap Growth Fund full and fractional shares of the Large Cap Value Fund, and the Large Cap Growth Fund will make a liquidating distribution of such shares to its shareholders. The number of shares of the Large Cap Value Fund so issued will be equal in value to the full and fractional shares of the Large Cap Growth Fund that are outstanding immediately prior to the Reorganization. At and after the Reorganization, all debts, liabilities and obligations of the Large Cap Growth Fund will attach to the Large Cap Value Fund and may thereafter be enforced against the Large Cap Value Fund to the same extent as if the Large Cap Value Fund had incurred them. The pro forma statements give effect to the proposed transfer described above.

     Under the purchase method of accounting for business combinations under generally accepted accounting principles, the basis on the part of the Large Cap Value Fund, of the assets of the Large Cap Growth Fund will be the fair market value of such assets on the Closing Date of the Reorganization. The Large Cap Value Fund will recognize no gain or loss for federal tax purposes on its issuance of shares in the Reorganization, and the basis to the Large Cap Value Fund of the assets of the Large Cap Growth Fund received pursuant to the Reorganization will equal the fair market value of the consideration furnished, and costs incurred, by the Large Cap Value Fund in the Reorganization -- i.e., the sum of the liabilities assumed, the fair market value of the Large Cap Value Funds shares issued, and such costs.

     For accounting purposes, the Large Cap Value Fund is the surviving portfolio of this Reorganization. As such, the Fifth Third Large Cap Growth Fund, prior to the Closing Date, will declare a stock split causing the Net Asset Value to match that of the Large Cap Value Fund as of the Closing Date. The pro forma statements reflect the combined results of operations of the Funds. However, should such Reorganization be effected, the statements of operations of the Large Cap Growth Fund will not be restated for pre-combination period results of the Large Cap Value Fund.

     The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

                                   (Continued)

                               FIFTH THIRD FUNDS

                    Notes to Pro Forma Financial Statements
                                  (Unaudited)


     The Funds are each separate portfolios of the Fifth Third Funds, respectively, which are registered as open-end management companies under the Investment Company Act of 1940. The investment objectives of each fund are listed below.

     Fifth Third Large Cap Growth Fund seeks capital appreciation.

     Fifth Third Large Cap Value Fund seeks long-term capital appreciation with current income as a secondary objective.

     The Funds each issue four classes of shares: Institutional, Investment A Shares, Investment B Shares and Investment C Shares.

     Under the terms of the investment advisory agreement between the Fifth Third Funds and Fifth Third Asset Management Inc., the Trust's investment advisor (the "Advisor"), the Advisor receives for its services and annual investment advisory fee based on a percentage of each Fund's average daily net assets (see table below). Such fees are accrued daily and paid monthly. For the six months ended January 31, 2002, total investment advisory fees incurred by the Funds were as follows (Amounts in thousands):

                          Percentage Fee       Total Fees     Fees Waived
                          --------------       ----------     -----------

Large Cap Growth Fund        0.70%               $799             $-
Large Cap Value Fund         0.70%              1,861              -

     Pro Forma Adjustments and Pro Forma Combined Columns
     ----------------------------------------------------

     The pro forma adjustments and pro forma combined columns of the Statements of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Funds were combined for the year ended January 31, 2002. Investment advisory, administration, 12b-1, and accounting fees in the pro forma combined column are calculated at the projected rates for the Funds based upon the combined net assets of the Funds. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.

     The pro forma Schedules of Portfolio Investments give effect to the proposed transfer of such assets as if the Reorganization had occurred at January 31, 2002.

2.   Securities Valuations, Securities Transactions and Related Income:
     ------------------------------------------------------------------

     Listed securities are valued at the last sales price on the principal exchange where such securities are traded. Listed securities for which last sales prices are not available are valued at the mean of the latest bid and asked price in the principal market where such securities are traded. Unlisted securities are valued at the latest bid price. Short-term investments maturing in 60 days or

                                   (Continued)

                               FIFTH THIRD FUNDS

                    Notes to Pro Forma Financial Statements
                                  (Unaudited)


less are valued at amortized cost or cost, which approximates market value. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations are valued at fair value as determined in good faith by the Advisor under the direction of the Board of Trustees.

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                            PART C. OTHER INFORMATION

Item 15. Indemnification

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

Item 16. Exhibits

(1) Declaration of Trust of the Registrant including Amendments No. 1 through 7 (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

         (i) Amendment No. 8 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-lA filed on or about October 28, 1996).

         (ii) Amendment No. 9 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996).

         (iii) Amendment No. 10 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

         (iv) Amendment No. 11 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998).

         (v) Amendment No. 12 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

         (vi) Amendment No. 13 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

         (vii) Amendment No. 14 to the Declaration of Trust (incorporated by reference to Registrants Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

         (viii) Amendment No. 15 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on or about March 15, 2000).

         (ix) Amendment No. 16 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14, 2000).

         (x) Amendment No. 17 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed on April 19, 2002).

(2) By-Laws of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(3)      Not Applicable.

(4)      Form of Plan of Reorganization of Fifth Third Funds is filed herewith.

(5) Rights of Shareholders. The following portions of the Registrant's Declaration of Trust define the rights of Shareholders.

                                   ARTICLE III

                               BENEFICIAL INTEREST

Section 1. Shares of Beneficial Interest.

         The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of
         Section 5 of this Article III, each Share shall have voting rights as provided in Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X, Section 1 hereof. The Shares of any Series may be issued in two or more Classes, as the Trustees may authorize pursuant to Article XII, Section

         8 hereof. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.

Section 4. No Pre-emptive Rights.

         Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

         Fifth Third Government Money Market Fund;

                  Investment A Shares;
                  Institutional Shares;

         Fifth Third Prime Money Market Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Institutional Shares;

         Fifth Third Tax Exempt Money Market Fund;

                  Investment A Shares;
                  Institutional Shares;

         Fifth Third Quality Growth Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

         Fifth Third Equity Income Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;


         Fifth Third Pinnacle Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

         Fifth Third Balanced Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

         Fifth Third Mid Cap Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

         Fifth Third International Equity Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

         Fifth Third Technology Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

         Fifth Third Intermediate Bond Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;


         Fifth Third Long Term Bond Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares

         Fifth U. S. Government Securities Fund;

                  Investment A Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Intermediate Municipal Bond Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Ohio Tax Free Bond Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

         Fifth Third U.S. Treasury Money Market Fund;

                  Institutional Shares;

         Fifth Third Strategic Income Fund;

                  Institutional Shares;
                  Advisor  Shares;

         Fifth Third Multicap Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Worldwide Fund

                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Microcap Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Institutional Government Money Market Fund;

                  Institutional Shares;
                  Service Shares;

         Fifth Third Institutional Money Market Fund;

                  Institutional Shares;
                  Service Shares;

         Fifth Third Michigan Municipal Money Market Fund;

                  Investment A Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third International GDP Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Small Cap Growth Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Large Cap Growth Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Equity Index Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Large Cap Value Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;


         Fifth Third Short Term Bond Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Michigan Municipal Bond Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Municipal Bond Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Ohio Tax Exempt Money Market Fund;

                  Investment A Shares; and
                  Institutional Shares.

Shares of any Series or Class established in this Section 5 shall have the following relative rights and preferences:

         (a) Assets belonging to Series or Class. All consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively, "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

         (b) Liabilities Belonging to Series or Class. The assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or Class by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

         (c) Dividends, Distributions, Redemptions, Repurchases and Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation, Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in Section 1 of Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

         (d) Voting. Notwithstanding any of the other provisions of this Declaration, including, without limitation, Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

         (e) Fraction. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligation of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

         (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

         (g) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

         (h) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.

                                   ARTICLE IV

                                  THE TRUSTEES

Section 2. Election of Trustees at Meeting of Shareholders.

         On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to Article IV, Section 5.

Section 3. Term of Office of Trustees.

         The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective;
         (c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.

Section 7. Ownership of Assets.

         The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.

                                  ARTICLE VIII

                    SHAREHOLDERS' VOTING POWERS AND MEETINGS

Section 1. Voting Powers.

         Subject to the provisions set forth in Article III, Section 5(d), the Shareholders shall have the power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in Article VII, Section 1; (iv) with respect to the amendment of this Declaration of Trust as provided in Article XII, Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

Section 2. Meetings.

         A Shareholders meeting shall be held as specified in Section 2 of
         Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

Section 3. Quorum and Required Vote.

         Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series of Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

                                    ARTICLE X

                          DISTRIBUTIONS AND REDEMPTIONS

Section 1. Distributions.

         (a) The Trustees may from time to time declare and pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or class, all upon such terms and conditions as the Trustees may prescribe.

         (c) All dividends and distributions on Shares of a particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.

Section 2. Redemptions and Repurchases.

         (a) In case any Shareholder of record of any Series or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

         Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to Section 4 of this Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to Section 4 of this Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

Section 5. Trust's Right to Redeem Shares.

         The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the Shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.

                                   ARTICLE XI

                   LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

         The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

         No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgement, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

         Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

         The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

Section 3. Express Exculpatory Clauses and Instruments.

         The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

                                   ARTICLE XII

                                  MISCELLANEOUS

Section 3. Establishment of Record Dates.

         The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty
         (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange or Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

Section 4. Termination of Trust.

         (c) Subject to a Majority Shareholder Vote by such Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series of Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

Section 5. Offices of the Trust, Filing of Copies, Headings, Counterparts.

         The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

                                   ARTICLE IV

                             SHAREHOLDERS' MEETINGS

Section 1. Special Meetings.

         A special meeting of the Shareholders of the Trust or of a particular Series or Class shall be called by the Secretary whenever ordered by the Trustees, the Chairman or requested in writing by the holder or holders of at least one-tenth of the outstanding Shares of the Trust or of the relevant Series or Class, entitled to vote. If the Secretary, when so ordered or requested, refuses or neglects for more than two days to call such special meeting, the Trustees, Chairman or the Shareholders so requesting may, in the name of the

         Secretary, call the meeting by giving notice thereof in the manner required when notice is given by the Secretary.

                                   ARTICLE IX

                    INDEMNIFICATION OF TRUSTEES AND OFFICERS

Section 2. No indemnification.

         No indemnification shall be provided hereunder to a Trustee or officer against any liability to the Trust or any Series or Class or the Shareholders of any Series or Class by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                                   ARTICLE XIV

                             REPORT TO SHAREHOLDERS

         The Trustees shall at least semi-annually submit to the Shareholders of each Series or Class a written financial report of the transactions of that Series or Class including financial statements which shall at least annually be certified by independent public accountants.

(6)      (i)      Form of Investment Advisory Contract between the Registrant and Fifth Third Asset Management Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 37 on
                  Form N-1A filed on or about January 30, 2001).

                  (A) Form of Schedule A to the Investment Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

         (ii) Investment Advisory Contract of the Fifth Third Pinnacle Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30,
                  1998).

         (iii) Form of Sub-Advisory Agreement for the Fifth Third International Equity Fund between Fifth Third Asset Management Inc. and Morgan Stanley Asset Management, Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

                  (A) Form of Schedule A to the Sub-Advisory Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

         (iv) Form of Sub-Advisory Agreement for the Fifth Third Ohio Tax Exempt Money Market Fund between Fifth Third Asset Management Inc. and Fort Washington Investment Advisors, Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14,
                  2001).

                  (A) Form of Schedule A to the Sub-Advisory Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

(7)      (i)      Distribution Agreement of the Registrant dated September 29,
                  2000 (incorporated by reference to Registrant's Post-Effective
                  Amendment No. 36 on Form N-1A filed on or about November 30,
                  2000).

                  (A) Form of Amended Schedules A, B and C to the Distribution Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

         (ii) Administrative Service Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28,
                  1996).

                  (A) Form of Amended Exhibit A to the Administrative Service Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

(8)      Not applicable.

(9)      (i)      Custody Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-lA filed on or about November 28, 1997).

                 (A) Amended Exhibit B to Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30,
                           1997).

                 (B) Amendment dated May 18, 1999 to the Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

           (ii) Foreign Custody Agreement dated May 25, 1999 between Fifth Third Bank and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

                 (A) Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

                 (B) Foreign Custody Manager Letter Agreement dated May 25, 1999 between the Registrant and Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

(10)     (i)      Transfer Agency and Accounting Services Agreement of the
                  Registrant (incorporated by reference to Registrant's
                  Post-Effective Amendment No. 15 on Form N-1A filed on or about
                  February 28, 1995).

                  (A) Form of Amended Schedule A to the Transfer Agency and Accounting Services Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14,
                           2001).

         (ii) Management and Administration Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30,
                  1997).

                  (A) Amendment to the Management and Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29,
                           2000).

                  (B) Form of Amended Schedule A to the Management and Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

         (iii) Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

                  (A) Amendment to the Sub-Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

                  (B) Form of Amended Schedule A to the Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

         (iv) Sub-Transfer Agency Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

                  (A) Schedules A, B, and C to the Sub-Transfer Agency Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

           (v) Amended Rule l2b-1 Plan dated December 1, 1995 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

                  (A) Form of Amended Exhibits A, B, C, and D to the Rule 12b-1 Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

           (vi) Rule 12b-1 Agreement dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

                  (A) Form of Amended Exhibit A to the Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. on Form N-1A filed on or about March 14, 2001).

           (vii) Investment B Rule 12b-1 Plan dated April 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

                  (A) Form of Amended Exhibit A to the Investment B Rule 12b-1 Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

           (viii) Investment B Rule 12b-1 Agreement including Exhibits A and B dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

                  (A) Form of Amended Exhibit A to the Investment B Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

         (ix) Form of Amended Multiple Class Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

(11) Opinion and Consent of Ropes & Gray Regarding Securities is filed herewith.

(12) Opinion and Consent of Ropes & Gray Regarding Tax Matters is filed herewith.

(13) (i) Code of Ethics for Fifth Third Funds (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

         (ii) Code of Ethics for Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

         (iii) Code of Ethics for BISYS Fund Services (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

         (iv) Code of Ethics for Morgan Stanley Dean Witter Investment Management Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(14)     (a) Consent of Arthur Andersen is filed herewith.

         (b) Consent of KPMG is filed herewith.

(15)     Not applicable.

(16)     Executed Powers of Attorney are filed herewith.

(17)     (a) Fifth Third Funds Statement of Additional Information dated October
             29, 2002 is filed herewith.

         (b) Fifth Third Funds Semi-Annual Report is filed herewith.

Item 17. Undertakings

(1) The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Washington, District of Columbia, on the 24th day of April, 2002.

                                    FIFTH THIRD FUNDS

                                    BY: /s/ Jeffrey C. Cusick
                                        ---------------------------------------
                                        Jeffrey C. Cusick, President

Signature                     Title                             Date


* /s/ Jeffrey C. Cusick       President
---------------------------
Jeffrey C. Cusick             (Principal Executive Officer)     April 24, 2002


* /s/ Adam S. Ness            Treasurer (Principal Financial
---------------------------
Adam S. Ness                  and Accounting Officer)           April 24, 2002


* /s/ Edward Burke Carey      Chairman and Trustee              April 24, 2002
---------------------------
Edward Burke Carey

* /s/ David J. Durham         Trustee                           April 24, 2002
---------------------------
David J. Durham

* /s/ J. Joseph Hale, Jr.     Trustee                           April 24, 2002
---------------------------
J. Joseph Hale, Jr.

* /s/ John E. Jaymont         Trustee                           April 24, 2002
---------------------------
John E. Jaymont


*By: /s/ Alyssa Albertelli
     ---------------------------------------------
     Alyssa Albertelli, as Attorney-in-fact
     pursuant to Powers of Attorney filed herewith

                        Fifth Third Large Cap Growth Fund

                         PROXY FOR A SPECIAL MEETING OF
                           SHAREHOLDERS, JULY 12, 2002

                    This proxy is solicited on behalf of the
               Trustees of the Fifth Third Large Cap Growth Fund.

The undersigned hereby appoints and , and each of them with full power of substitution as proxy of the undersigned, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the Fifth Third Large Cap Growth Fund on July 12, 2002 at 10:00 a.m., Eastern time, and at any adjournments thereof, all of the units of beneficial interest ("Shares") of the Large Cap Growth Fund which the undersigned would be entitled to vote if personally present.

1. Approval of the Plan of Reorganization providing for the transfer of all of the assets of the Fifth Third Large Cap Growth Fund to the Fifth Third Large Cap Core Fund+ in exchange for Shares of the Fifth Third Large Cap Core Fund and the assumption by the Fifth Third Large Cap Core Fund of all of the liabilities of the Fifth Third Large Cap Growth Fund, followed by the liquidation of the Fifth Third Large Cap Growth Fund and the distribution of Shares of the Fifth Third Large Cap Core Fund to the shareholders of the Fifth Third Large Cap Growth Fund.

                       FOR          AGAINST         ABSTAIN
                       [ ]           [ ]             [ ]


5. To transact any other business as may properly come before the meeting or any adjournment thereof.

                       FOR          AGAINST         ABSTAIN
                       [ ]           [ ]             [ ]

This Proxy when properly executed will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this Proxy will be voted FOR Proposals (1) and (2) and to authorize the Proxies, in their discretion, to vote upon such other matters as may properly come before the meeting. The Trustees recommend a vote FOR items (1) and (2).

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

Please be sure to sign and date this Proxy.

    ----------------------------------------
    Signature of Shareholder(s)

    ----------------------------------------
    Signature of Shareholder(s)

    Dated:______________, 2002

+ Currently named the Fifth Third Large Cap Value Fund, to be renamed the Fifth Third Large Cap Core Fund upon consummation of the reorganization.

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE

                                       OR

Vote On-Line
1.  Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2.  Go to the Web Site www.proxyvote.com.
3.  Enter the 12-digit Control Number found on your Proxy Card.
4.  Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1.  Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2.  Call the toll-free number found on your Proxy Card.
3.  Enter the 12-digit Control Number found on your Proxy Card.
4.  Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                                  EXHIBIT INDEX

(4)      Form of Plan of Reorganization of Fifth Third Funds.

(11)     Opinion and Consent of Ropes & Gray Regarding Securities.

(12)     Opinion and Consent of Ropes & Gray Regarding Tax Matters.

(14)(a)  Consent of Arthur Andersen

(14)(b)  Consent of KPMG

(16)     Powers of Attorney

(17)(a)  Fifth Third Funds Statement of Additional Information

(17)(b)  Fifth Third Funds Semi-Annual Report